UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

AB BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Bond Fund, Inc. - AB Credit Long / Short Portfolio

Portfolio of Investments

July 31, 2015 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 40.7%
Industrial - 30.3%
Basic - 2.5%
ArcelorMittal
6.00%, 8/05/20	U.S.$	400	$404,000
7.75%, 10/15/39		5	4,825
Cliffs Natural Resources, Inc.
8.25%, 3/31/20 (a)		44	40,040
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (b)(c)		35	8,750
Peabody Energy Corp.
6.00%, 11/15/18		55	20,075
Thompson Creek Metals Co., Inc.
7.375%, 6/01/18		57	41,468

			519,158

Capital Goods - 2.6%
Bombardier, Inc.
6.125%, 1/15/23 (a)		15	12,150
7.45%, 5/01/34 (a)		100	79,750
7.50%, 3/15/25 (a)		83	68,683
CNH Industrial Capital LLC
3.375%, 7/15/19		400	393,500

			554,083

Communications - Media - 4.3%
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, 12/15/21 (a)		62	57,582
DISH DBS Corp.
5.875%, 11/15/24		66	64,020
iHeartCommunications, Inc.
6.875%, 6/15/18		104	93,080
9.00%, 9/15/22		95	85,203
10.00%, 1/15/18		35	28,000
Intelsat Jackson Holdings SA
5.50%, 8/01/23		70	63,525
TEGNA, Inc.
4.875%, 9/15/21 (a)		32	32,080
Univision Communications, Inc.
5.125%, 2/15/25 (a)		88	88,220
Virgin Media Finance PLC
5.75%, 1/15/25 (a)		200	200,600
Ziggo Bond Finance BV
5.875%, 1/15/25 (a)		205	201,669

			913,979

Communications - Telecommunications - 6.2%
Altice US Finance II Corp.
7.75%, 7/15/25 (a)		200	198,500
Sprint Capital Corp.
8.75%, 3/15/32		290	274,412
Sprint Corp.
7.125%, 6/15/24		135	123,525

	Principal Amount (000)		U.S. $ Value
T-Mobile USA, Inc.
6.375%, 3/01/25	U.S.$	100	$104,875
Wind Acquisition Finance SA
7.375%, 4/23/21 (a)		200	212,000
Windstream Services LLC
6.375%, 8/01/23		523	405,325

			1,318,637

Consumer Cyclical - Automotive - 0.9%
Commercial Vehicle Group, Inc.
7.875%, 4/15/19		190	195,700

Consumer Cyclical - Other - 1.0%
MDC Holdings, Inc.
5.50%, 1/15/24		4	4,066
PulteGroup, Inc.
6.00%, 2/15/35		140	136,500
6.375%, 5/15/33		51	51,765
7.875%, 6/15/32		19	21,850

			214,181

Consumer Cyclical - Retailers - 2.6%
American Tire Distributors, Inc.
10.25%, 3/01/22 (a)		100	104,250
Argos Merger Sub, Inc.
7.125%, 3/15/23 (a)		97	102,577
Cash America International, Inc.
5.75%, 5/15/18		120	120,600
Dollar Tree, Inc.
5.75%, 3/01/23 (a)		120	126,600
Rite Aid Corp.
6.125%, 4/01/23 (a)		100	103,875

			557,902

Consumer Non-Cyclical - 3.0%
Alere, Inc.
6.375%, 7/01/23 (a)		23	23,920
HCA, Inc.
4.25%, 10/15/19		126	129,701
PRA Holdings, Inc.
9.50%, 10/01/23 (a)		54	59,805
Spectrum Brands, Inc.
5.75%, 7/15/25 (a)		83	85,473
Sun Products Corp. (The)
7.75%, 3/15/21 (a)		48	43,560
Tenet Healthcare Corp.
6.75%, 6/15/23 (a)		73	76,285
6.875%, 11/15/31		110	103,400
Valeant Pharmaceuticals International, Inc.
6.125%, 4/15/25 (a)		101	105,798

			627,942

	Principal Amount (000)		U.S. $ Value
Energy - 3.9%
Cobalt International Energy, Inc.
2.625%, 12/01/19 (d)	U.S.$	64	$42,960
Denbury Resources, Inc.
4.625%, 7/15/23		135	97,200
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22		200	187,500
Offshore Group Investment Ltd.
7.125%, 4/01/23		125	65,938
Pacific Drilling SA
5.375%, 6/01/20 (a)		135	103,950
Paragon Offshore PLC
7.25%, 8/15/24 (a)		149	46,469
Sabine Pass Liquefaction LLC
5.625%, 3/01/25 (a)		153	150,705
Transocean, Inc.
6.80%, 3/15/38		200	138,000

			832,722

Other Industrial - 1.3%
General Cable Corp.
4.50%, 11/15/29 (d)(e)		85	63,590
Laureate Education, Inc.
10.00%, 9/01/19 (a)		211	198,604

			262,194

Technology - 2.0%
Audatex North America, Inc.
6.125%, 11/01/23 (a)		200	195,500
Avaya, Inc.
10.50%, 3/01/21 (a)		112	91,000
BMC Software Finance, Inc.
8.125%, 7/15/21 (a)		100	74,500
Energizer Holdings, Inc.
5.50%, 6/15/25 (a)		67	65,493

			426,493

			6,422,991

Financial Institutions - 8.7%
Banking - 5.9%
ABN AMRO Bank NV
4.31%, 3/10/16 (f)	EUR	71	78,580
Barclays Bank PLC
6.86%, 6/15/32 (a)(f)	U.S.$	73	82,673
Credit Agricole SA
6.625%, 9/23/19 (a)(f)		210	209,213
Credit Suisse Group AG
7.50%, 12/11/23 (a)(f)		200	213,000
Danske Bank A/S
5.684%, 2/15/17 (f)	GBP	56	89,446
ING Groep NV
6.50%, 4/16/25 (f)	U.S.$	200	196,500

	Principal Amount (000)		U.S. $ Value
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)	U.S.$	85	$93,788
Societe Generale SA
7.875%, 12/18/23 (a)(f)		200	203,000
UBS Preferred Funding Trust V Series 1
6.243%, 5/15/16 (f)		94	95,819

			1,262,019

Finance - 0.8%
Enova International, Inc.
9.75%, 6/01/21		96	89,280
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (a)		94	74,730

			164,010

Other Finance - 0.6%
CNG Holdings, Inc.
9.375%, 5/15/20 (a)		100	66,500
iPayment, Inc.
9.50%, 12/15/19 (a)		1	1,100
Series AI
9.50%, 12/15/19		11	11,243
Speedy Group Holdings Corp.
12.00%, 11/15/17 (a)		55	49,225

			128,068

REITS - 1.4%
Communications Sales & Leasing, Inc.
6.00%, 4/15/23 (a)		157	149,935
8.25%, 10/15/23 (a)		160	153,000

			302,935

			1,857,032

Utility - 1.7%
Electric - 1.7%
Calpine Corp.
7.875%, 1/15/23 (a)		74	79,411
GenOn Energy, Inc.
7.875%, 6/15/17		97	97,727
NRG Energy, Inc.
6.25%, 7/15/22		23	23,058
6.625%, 3/15/23		42	42,630
Series WI
6.25%, 5/01/24		21	20,633
Talen Energy Supply LLC
4.60%, 12/15/21		118	105,639

			369,098

Total Corporates - Non-Investment Grade (cost $9,108,862)			8,649,121

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 27.7%
Industrial - 16.1%
Basic - 1.7%
Newmont Mining Corp.
4.875%, 3/15/42	U.S.$	100	$77,983
Teck Resources Ltd.
4.50%, 1/15/21		300	256,278
5.40%, 2/01/43		25	17,305
6.25%, 7/15/41		24	17,190

			368,756

Capital Goods - 3.9%
Odebrecht Finance Ltd.
7.125%, 6/26/42 (a)		800	542,000
Yamana Gold, Inc.
4.95%, 7/15/24		324	292,304

			834,304

Communications - Media - 4.0%
CCO Safari II LLC
4.908%, 7/23/25 (a)		205	205,454
6.484%, 10/23/45 (a)		615	636,500

			841,954

Consumer Cyclical - Retailers - 3.1%
CVS Health Corp.
5.125%, 7/20/45		619	655,842

Energy - 2.3%
Cenovus Energy, Inc.
4.45%, 9/15/42		135	116,097
Encana Corp.
5.15%, 11/15/41		100	89,671
Noble Holding International Ltd.
5.25%, 3/15/42		400	282,934

			488,702

Services - 0.6%
Amazon.com, Inc.
4.95%, 12/05/44		135	135,188

Technology - 0.5%
Hewlett-Packard Co.
6.00%, 9/15/41		100	101,298

			3,426,044

Financial Institutions - 11.6%
Banking - 8.2%
Bank of America Corp.
4.25%, 10/22/26		200	196,971
BPCE SA
5.70%, 10/22/23 (a)		200	213,934
Citigroup, Inc.
4.30%, 11/20/26		200	198,692
HSBC Holdings PLC
3.00%, 6/30/25	EUR	200	223,815

	Principal Amount (000)		U.S. $ Value
6.375%, 3/30/25 (f)	U.S.$	300	$301,500
Lloyds Bank PLC
6.50%, 9/14/20 (a)		350	406,402
Morgan Stanley
Series G
4.35%, 9/08/26		200	199,633

			1,740,947

Brokerage - 0.8%
GFI Group, Inc.
8.625%, 7/19/18		155	175,150

Finance - 0.5%
HSBC Finance Capital Trust IX
5.911%, 11/30/35		100	100,150

Insurance - 2.1%
UnitedHealth Group, Inc.
4.75%, 7/15/45		415	434,063

			2,450,310

Total Corporates - Investment Grade (cost $6,041,812)			5,876,354

	Shares
COMMON STOCKS - 5.0%
BlackRock Debt Strategies Fund, Inc.		122,300	439,057
BT Group PLC		7,780	56,304
Clear Channel Outdoor Holdings, Inc.-Class A		4,650	44,919
DISH Network Corp.-Class A (g)		400	25,844
Dynegy, Inc. (g)		1,496	38,971
eDreams ODIGEO SA (g)		5,380	14,299
Eldorado Resorts, Inc. (g)		746	6,304
Emeco Holdings Ltd. (g)		92,500	5,477
Enova International, Inc. (g)		1,000	18,080
General Motors Co.		1,700	53,567
International Game Technology PLC (g)		1,678	33,224
iPayment, Inc.		714	2,810
Jones Energy, Inc.-Class A (g)		3,150	22,176
Koninklijke KPN NV		6,700	26,472
LyondellBasell Industries NV-Class A		230	21,581
MDC Holdings, Inc.		1,466	43,775
Navistar International Corp. (g)		2,234	39,184
Nortek, Inc. (g)		590	48,138
Nuverra Environmental Solutions, Inc. (g)		1,420	4,004
TDC A/S		7,260	54,768
Townsquare Media, Inc.-Class A (g)		2,620	34,060
Triangle Petroleum Corp. (g)		3,670	13,616
Whiting Petroleum Corp. (g)		660	13,523

Total Common Stocks (cost $1,159,744)			1,060,153

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN AGENCIES - 3.6%
Brazil - 3.6%
Petrobras Global Finance BV
5.625%, 5/20/43	U.S.$	750	$555,975
6.85%, 6/05/15		266	214,976

Total Governments - Sovereign Agencies (cost $830,812)			770,951

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.8%
Non-Agency Fixed Rate - 1.8%
Alternative Loan Trust
Series 2005-86CB, Class A8
5.50%, 2/25/36		91	85,105
CHL Mortgage Pass-Through Trust
Series 2006-9, Class A11
6.00%, 5/25/36		89	80,969
GSR Mortgage Loan Trust
Series 2006-9F, Class 4A1
6.50%, 10/25/36		42	37,264
Morgan Stanley Mortgage Loan Trust
Series 2007-10XS, Class A2
6.25%, 7/25/47		92	67,905
Wells Fargo Mortgage Backed Securities Trust
Series 2007-10, Class 1A7
6.00%, 7/25/37		36	35,675
Series 2007-2, Class 1A18
5.75%, 3/25/37		75	73,131

Total Collateralized Mortgage Obligations (cost $385,080)			380,049

QUASI-SOVEREIGNS - 1.1%
Quasi-Sovereign Bonds - 1.1%
Venezuela - 1.1%
Petroleos de Venezuela SA 6.00%, 5/16/24 (a) (cost $381,863)		700	232,575

BANK LOANS - 1.1%
Industrial - 1.1%
Basic - 0.2%
Magnetation LLC
12.00%, 11/11/15 (h)(i)(j)(k)		37	35,544

Communications - Media - 0.4%
TWCC Holding Corp.
7.00%, 6/26/20 (k)		100	93,125

Other Industrial - 0.5%
Orbitz Worldwide, Inc.
4.50%, 4/15/21 (k)		94	93,634

Total Bank Loans (cost $229,882)			222,303

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - CORPORATE BONDS - 1.0%
Industrial - 1.0%
Basic - 1.0%
Sappi Papier Holding GmbH 7.75%, 7/15/17 (a) (cost $215,043)	U.S.$	200	$215,000

EMERGING MARKETS - SOVEREIGNS - 0.9%
Venezuela - 0.9%
Venezuela Government International Bond 9.25%, 9/15/27 (cost $195,251)		450	187,875

	Shares
PREFERRED STOCKS - 0.9%
Financial Institutions - 0.5%
REITS - 0.5%
Public Storage
Series W
5.20%		4,550	109,291

Industrial - 0.4%
Energy - 0.4%
Energy XXI Ltd.
5.625%		500	11,250
Halcon Resources Corp.
5.75%		150	25,634
Sanchez Energy Corp.
4.875%		1,550	36,134

			73,018

Total Preferred Stocks (cost $220,853)			182,309

	Principal Amount (000)
AGENCIES - 0.6%
United States - 0.6%
CITGO Petroleum Corp. 6.25%, 8/15/22 (a) (cost $132,204)	U.S.$	132	129,360

GOVERNMENTS - TREASURIES - 0.6%
Brazil - 0.6%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 8/15/50 (cost $153,135)	BRL	175	128,227

Company	Contracts	U.S. $ Value
OPTIONS PURCHASED - PUTS - 0.4%
Options on Equities - 0.3%
Boardwalk Real Estate Investment Trust
Expiration: Sep 2015, Exercise Price: CAD 54.00 (g)(l)	2,984	$862
Ultra Petroleum Corp.
Expiration: Sep 2015, Exercise Price: $ 12.00 (g)(m)	104	44,200
Tesla Motors, Inc.
Expiration: Jan 2016, Exercise Price: $ 130.00 (g)(m)	11	1,199
Tesla Motors, Inc.
Expiration: Jan 2016, Exercise Price: $ 190.00 (g)(m)	11	5,803

		52,064

	Notional Amount (000)
Swaptions - 0.1%
iTraxx-XOVER Series 21, 5 Year Index, JPMorgan Chase Bank
Expiration: Sep 2015, Exercise Rate: 3.00% (g)	1,500	15,585
CDX NAHY.24 RTP, Bank of America, NA (Buy Protection)
Expiration: Aug 2015, Exercise Rate: 1.05% (g)	430	1,121
CDX NAHY.24 RTP, Bank of America, NA (Buy Protection)
Expiration: Aug 2015, Exercise Rate: 1.04% (g)	690	992

		17,698

	Contracts
Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust
Expiration: Aug 2015, Exercise Price: $ 205.00 (g)(m)	17	1,199
SPDR S&P 500 ETF Trust
Expiration: Aug 2015, Exercise Price: $ 200.00 (g)(m)	47	1,363
SPDR S&P 500 ETF Trust
Expiration: Aug 2015, Exercise Price: $ 206.00 (g)(m)	17	1,436

		3,998

Options on Indices - 0.0%
Russell 2000 Index
Expiration: Aug 2015, Exercise Price: $ 1,230.00 (g)(m)	1	1,190

Total Options Purchased - Puts (premiums paid $86,929)		74,950

Company	Shares		U.S. $ Value
INVESTMENT COMPANIES - 0.2%
Funds and Investment Trust - 0.2%
SPDR S&P 500 ETF Trust (cost $51,700)		245	$51,572

	Contracts
OPTIONS PURCHASED - CALLS - 0.0%
Options on Indices - 0.0%
EURO STOXX 20 Index
Expiration: Aug 2015, Exercise Price: EUR 3,650.00 (g)(l)		126	4,692

Options on Equities - 0.0%
Chesapeake Energy Corp.
Expiration: Sep 2015, Exercise Price: $ 15.00 (g)(m)		173	778
Beazer Homes USA, Inc.
Expiration: Nov 2015, Exercise Price: $ 22.00 (g)(m)		21	1,155
Diageo PLC
Expiration: Sep 2015, Exercise Price: GBP 20.00 (g)(l)		5,282	583
Diageo PLC
Expiration: Sep 2015, Exercise Price: GBP 20.00 (g)(l)		61	7

			2,523

Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust
Expiration: Aug 2015, Exercise Price: $ 218.00 (g)(m)		26	143

Total Options Purchased - Calls (premiums paid $19,574)			7,358

	Shares
WARRANTS - 0.0%
iPayment Holdings, Inc., expiring 12/29/22 (g)(i)(j) (cost $4,988)		13,856	2,771

SHORT-TERM INVESTMENTS - 11.8%
Investment Companies - 11.3%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.11% (n)(o) (cost $2,412,175)		2,412,175	2,412,175

	Principal Amount (000)
U.S. Treasury Bills - 0.5%
U.S. Treasury Bill Zero Coupon, 8/06/15 (p) (cost $100,000)	U.S.$	100	100,000

Total Short-Term Investments (cost $2,512,175)			2,512,175

	Principal Amount (000)		U.S. $ Value
Total Investments Before Securities Sold Short - 97.4% (cost $21,729,907)			$20,683,103

SECURITIES SOLD SHORT - (59.0)%
CORPORATES - NON-INVESTMENT GRADE - (34.2)%
Financial Institutions - (5.2)%
Banking - (3.0)%
Bankia SA
3.50%, 1/17/19 (a)	EUR	(200)	(232,120)
Credit Suisse Group AG
6.25%, 12/18/24 (a)(f)	U.S.$	(200)	(194,750)
UniCredit SpA
8.00%, 6/03/24 (a)(f)		(200)	(199,826)

			(626,696)

Finance - (0.9)%
iStar Financial, Inc.
5.00%, 7/01/19		(200)	(196,262)

Other Finance - (1.3)%
DFC Finance Corp.
10.50%, 6/15/20 (a)		(100)	(70,250)
International Personal Finance PLC
5.75%, 4/07/21 (a)	EUR	(200)	(206,251)

			(276,501)

			(1,099,459)

Industrial - (27.5)%
Basic - (5.4)%
ArcelorMittal
2.875%, 7/06/20 (a)		(300)	(325,060)
Chemtura Corp.
5.75%, 7/15/21	U.S.$	(200)	(202,000)
Hexion, Inc.
6.625%, 4/15/20		(200)	(183,250)
8.875%, 2/01/18		(200)	(174,000)
Rayonier AM Products, Inc.
5.50%, 6/01/24 (a)		(100)	(84,750)
TPC Group, Inc.
8.75%, 12/15/20 (a)		(200)	(179,500)

			(1,148,560)

Capital Goods - (4.8)%
Associated Materials LLC/AMH New Finance, Inc.
9.125%, 11/01/17		(100)	(85,000)
BlueLine Rental Finance Corp.
7.00%, 2/01/19 (a)		(200)	(199,000)
Clean Harbors, Inc.
5.125%, 6/01/21		(198)	(199,485)

	Principal Amount (000)		U.S. $ Value
CNH Industrial Finance Europe SA
Series G
2.75%, 3/18/19 (a)	EUR	(300)	$(331,086)
Terex Corp.
6.00%, 5/15/21	U.S.$	(200)	(200,750)

			(1,015,321)

Communications - Media - (3.5)%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125%, 2/15/23		(200)	(198,250)
5.75%, 1/15/24		(331)	(336,999)
Lamar Media Corp.
5.875%, 2/01/22		(200)	(208,500)

			(743,749)

Consumer Cyclical - Automotive - (4.5)%
Dana Holding Corp.
6.00%, 9/15/23		(200)	(206,000)
Gestamp Funding Luxembourg SA
5.875%, 5/31/20 (a)	EUR	(134)	(154,892)
Jaguar Land Rover Automotive PLC
5.625%, 2/01/23 (a)	U.S.$	(392)	(395,920)
Lear Corp.
5.375%, 3/15/24		(195)	(197,925)

			(954,737)

Consumer Cyclical - Retailers - (2.8)%
CST Brands, Inc.
5.00%, 5/01/23		(200)	(199,000)
Rent-A-Center Inc/TX
6.625%, 11/15/20		(400)	(395,500)

			(594,500)

Consumer Non-Cyclical - (2.5)%
ACCO Brands Corp.
6.75%, 4/30/20		(200)	(212,000)
HCA, Inc.
5.875%, 5/01/23		(197)	(211,775)
Unilabs Subholding AB
8.50%, 7/15/18 (a)	EUR	(100)	(114,136)

			(537,911)

Energy - (2.1)%
California Resources Corp.
6.00%, 11/15/24	U.S.$	(100)	(81,000)
EP Energy LLC/Everest Acquisition Finance, Inc.
9.375%, 5/01/20		(100)	(103,250)
Halcon Resources Corp.
8.875%, 5/15/21		(200)	(104,000)
Magnum Hunter Resources Corp.
9.75%, 5/15/20		(100)	(76,500)

	Principal Amount (000)		U.S. $ Value
Ultra Petroleum Corp.
6.125%, 10/01/24 (a)	U.S.$	(100)	$(77,000)

			(441,750)

Services - (1.0)%
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 4/15/19 (a)		(200)	(201,500)

Technology - (0.9)%
Audatex North America, Inc.
6.125%, 11/01/23 (a)		(200)	(195,500)

			(5,833,528)

Utility - (1.5)%
Electric - (1.5)%
Calpine Corp.
6.00%, 1/15/22 (a)		(189)	(199,867)
Enel SpA
6.50%, 1/10/74 (a)	EUR	(100)	(122,041)

			(321,908)

Total Corporates - Non-Investment Grade (proceeds $7,580,582)			(7,254,895)

CORPORATES - INVESTMENT GRADE - (23.2)%
Financial Institutions - (1.7)%
Banking - (1.7)%
BNP Paribas SA
2.875%, 3/20/26 (a)		(150)	(169,353)
Intesa Sanpaolo SpA
4.00%, 10/30/23 (a)		(150)	(190,748)

			(360,101)

Industrial - (18.8)%
Basic - (3.8)%
Barrick Gold Corp.
4.10%, 5/01/23	U.S.$	(300)	(268,493)
Newmont Mining Corp.
3.50%, 3/15/22		(200)	(182,691)
Teck Resources Ltd.
3.00%, 3/01/19		(400)	(360,976)

			(812,160)

Capital Goods - (2.5)%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (a)		(800)	(538,000)

Communications - Telecommunications - (3.7)%
TDC A/S
5.625%, 2/23/23 (a)	GBP	(300)	(530,665)

	Principal Amount (000)		U.S. $ Value
Telefonica Emisiones SAU
Series G
3.987%, 1/23/23 (a)	EUR	(200)	$(257,344)

			(788,009)

Consumer Non-Cyclical - (2.2)%
Carrefour SA
1.75%, 7/15/22 (a)		(200)	(227,209)
Casino Guichard Perrachon SA
3.311%, 1/25/23 (a)		(200)	(239,928)

			(467,137)

Energy - (4.6)%
Cenovus Energy, Inc.
3.80%, 9/15/23	U.S.$	(200)	(195,843)
Encana Corp.
3.90%, 11/15/21		(200)	(199,825)
Noble Holding International Ltd.
6.95%, 4/01/45		(400)	(338,345)
Repsol International Finance BV
3.625%, 10/07/21 (a)	EUR	(200)	(247,118)

			(981,131)

Services - (1.0)%
Amazon.com, Inc.
3.80%, 12/05/24	U.S.$	(200)	(201,175)

Technology - (1.0)%
Hewlett-Packard Co.
4.65%, 12/09/21		(200)	(211,528)

			(3,999,140)

Non Corporate Sectors - (1.7)%
Agencies - Not Government Guaranteed - (1.7)%
Petrobras Global Finance BV
7.25%, 3/17/44		(400)	(351,028)

Utility - (1.0)%
Electric - (1.0)%
RWE AG
7.00%, 10/12/72 (a)		(200)	(211,000)

Total Corporates - Investment Grade (proceeds $5,330,311)			(4,921,269)

QUASI-SOVEREIGNS - (0.9)%
Quasi-Sovereign Bonds - (0.9)%
Venezuela - (0.9)%
Petroleos de Venezuela SA 5.375%, 4/12/27 (a) (proceeds $352,012)		(600)	(192,060)

			U.S. $ Value
EMERGING MARKETS - SOVEREIGNS - (0.7)%
Venezuela - (0.7)%
Venezuela Government International Bond 9.375%, 1/13/34 (proceeds $160,185)	U.S.$	(400)	$(151,000)

Total Securities Sold Short (proceeds $13,423,090)			(12,519,224)

Total Investments, Net of Securities Sold Short - 38.5% (cost $8,306,817) (q)			8,163,879
Other assets less liabilities - 61.5% (r)			13,066,930

Net Assets - 100.0%			$21,230,809

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50 Index Futures	3	September 2015	$119,999	$118,545	$(1,454)
Euro-Bund Futures	4	September 2015	665,996	678,280	12,284
Russell 2000 MINI Futures	1	September 2015	122,732	123,520	788
U.S. T-Note 5 Yr (CBT) Futures	12	September 2015	1,429,049	1,438,125	9,076
Sold Contracts
S&P 500 E-Mini Futures	1	September 2015	103,619	104,920	(1,301)
U.S. Long Bond (CBT) Futures	10	September 2015	1,507,266	1,559,375	(52,109)
U.S. T-Note 10 Yr (CBT) Futures	4	September 2015	502,775	509,750	(6,975)

					$(39,691)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	USD	210	EUR	192	9/18/15	$996
Goldman Sachs Bank USA	BRL	466	USD	142	8/04/15	6,087
Goldman Sachs Bank USA	USD	137	BRL	466	8/04/15	(1,251)
Goldman Sachs Bank USA	BRL	233	USD	68	9/02/15	661
Goldman Sachs Bank USA	USD	17	BRL	59	9/02/15	(309)
Royal Bank of Scotland PLC	USD	2,324	EUR	2,103	9/18/15	(13,257)
State Street Bank & Trust Co.	TRY	6	USD	2	8/06/15	54
State Street Bank & Trust Co.	USD	1	TRY	3	8/06/15	(29)
State Street Bank & Trust Co.	AUD	5	USD	4	8/07/15	167
State Street Bank & Trust Co.	USD	375	GBP	245	8/13/15	6,828

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	CAD	141	USD	109	8/27/15	$1,190
State Street Bank & Trust Co.	USD	2	CAD	2	8/27/15	(28)
State Street Bank & Trust Co.	DKK	365	USD	54	9/17/15	544

						$1,653

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
Chesapeake Energy Corp. (m)	173	$16.00	9/18/15	$1,204	$(605)
EURO STOXX 50 Index (l)	126	3,750.00	8/21/15	4,875	(1,124)
iTraxx-XOVER Series 23, 5 Year Index (l)	3,000,000	250.00	9/16/15	12,874	(6,257)

				$18,953	$(7,986)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
SPDR S&P 500 ETF Trust (m)	17	195.00	8/21/15	$204	$(221)
SPDR S&P 500 ETF Trust (m)	47	194.00	8/21/15	2,032	(540)
SPDR S&P 500 ETF Trust (m)	17	201.00	8/21/15	1,104	(570)
Taylor Morrison Home Corp. (m)	17	22.50	1/15/16	4,557	(6,460)
Tesla Motors, Inc. (m)	22	160.00	1/15/16	31,943	(5,280)
Ultra Petroleum Corp. (m)	104	10.00	9/18/15	3,532	(24,440)

				$43,372	$(37,511)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counterparty	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
Put - CDX NAHY Series 24, 5 Year Index	Bank of America, NA	Sell	1.01%	8/19/15	$430	$426	$(135)
Put - CDX NAHY Series 24, 5 Year Index	Bank of America, NA	Sell	1.01	8/19/15	690	683	(217)
Put - iTraxx-XOVER Series 23, 5 Year Index,	JPMorgan Chase Bank, NA	Sell	3.50	9/16/15	1,500	12,214	(6,776)

						$13,323	$(7,128)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2015	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co. LLC/(INTRCONX):
CDX-NAHY Series 22, 5 Year Index, 6/20/19*	(5.00)%	2.81%		$402	$(33,758)	$(17,151)
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)	3.02		660	(55,272)	(4,915)
CDX-NAHY Series 24, 5 Year Index, 6/20/19*	(5.00)	3.53		584	(39,965)	(1,587)
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	(1.00)	0.68		2,500	(36,293)	5,293
Sale Contracts
Morgan Stanley & Co. LLC/(CME):
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00	3.02		495	41,479	6,536
Morgan Stanley & Co. LLC/(INTRCONX):
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		208	14,237	1,452
iTraxx-XOVER Series 23, 5 Year Index, 6/20/20*	5.00	2.84	EUR	840	92,524	7,845

					$(17,048)	$(2,527)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC/(CME)	$2,000	5/09/19	1.732%	3 Month LIBOR	$(30,672)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2015	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA:
ArcelorMittal, 6.125%, 6/01/18, 12/20/19*	(1.00)%	2.69%	EUR	160	$12,435	$13,453	$(1,018)
Federative Republic of Brazil, 4.25%, 1/07/25, 6/20/20*	(1.00)	2.80		$400	31,885	24,781	7,104

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Federative Republic of Brazil, 4.25%, 1/07/25, 9/20/20*	(1.00)%	2.88%	$400	$34,539	$35,788	$(1,249)
Petroleo Brasileiro S/A Petrobras, 8.375%, 12/10/18, 6/20/20*	(1.00)	4.89	200	32,515	25,970	6,545
United States Steel Corp., 6.65%, 6/01/37, 12/20/19*	(5.00)	5.85	210	6,228	(2,614)	8,842
Barclays Bank PLC:
Australia and New Zealand Banking Group Ltd., 3.75%, 3/10/17, 9/20/20*	(1.00)	0.70	200	(3,242)	(3,213)	(29)
Boyd Gaming Corp., 7.125%, 2/01/16, 3/20/20*	(5.00)	2.42	200	(22,871)	(10,095)	(12,776)
Commonwealth Bank of Australia, 4.25%, 11/10/16, 9/20/20*	(1.00)	0.69	200	(3,257)	(3,213)	(44)
National Australia Bank Ltd., 3.625%, 11/08/17, 9/20/20*	(1.00)	0.66	200	(3,589)	(3,213)	(376)
Westpac Banking Corp., 4.25%, 09/22/16, 9/20/20*	(1.00)	0.69	200	(3,257)	(3,213)	(44)
Windstream Services, LLC, 7.875%, 11/01/17, 9/20/20*	(5.00)	7.56	400	38,667	52,691	(14,024)
Citibank:
Community Health Systems, Inc., 8.00%, 11/15/19, 9/20/20*	(5.00)	2.44	200	(25,379)	(20,563)	(4,816)
Dell, Inc., 7.10%, 4/15/28, 12/20/19*	(1.00)	2.47	200	12,295	9,559	2,736

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
J. C. Penney Company, Inc., 6.375%, 10/15/36, 6/20/16*	(5.00)%	1.70%	$100	$(3,412)	$1,904	$(5,316)
Koninklijke KPN N.V., 7.50%, 2/04/19, 6/20/20*	(1.00)	0.74	EUR	350	(5,021)	(6,012)	991
Quest Diagnostics Inc., 6.95%, 7/01/37, 12/20/19*	(1.00)	0.72	$500	(6,167)	3,050	(9,217)
Renault, 5.625%, 3/22/17, 12/20/19*	(1.00)	0.81	EUR	330	(3,193)	– 0	–	(3,193)
Transocean, Inc., 7.375%, 4/15/18, 6/20/20*	(5.00)	7.62	$1,000	95,718	104,745	(9,027)
Credit Suisse International:
BellSouth Corp., 6.550% 6/15/34, 9/20/19*	(1.00)	0.51	1,000	(21,004)	(20,269)	(735)
ConAgra Foods, Inc., 7.00%, 10/01/28, 12/20/21*	(1.00)	1.04	600	2,441	(5,534)	7,975
Fiat Chrysler Automobiles N.V., 5.625%, 6/12/17, 6/20/20*	(5.00)	2.16	EUR	190	(28,309)	(30,865)	2,556
Repsol SA, 4.875%, 2/19/19, 3/20/20*	(1.00)	0.99	200	(225)	1,123	(1,348)
Time Warner Cable, Inc., 5.85%, 5/01/17, 6/20/20*	(1.00)	1.12	$400	2,007	6,342	(4,335)
Western Union Co., 3.65% 8/22/18, 9/20/17*	(1.00)	0.36	600	(8,998)	(5,684)	(3,314)
Deutsche Bank AG:
Lloyds Bank PLC, 1.50%, 5/02/17, 12/20/19*	(1.00)	0.52	EUR	470	(11,315)	(10,728)	(587)
Goldman Sachs International:
British Telecommunications PLC, 5.750% 12/07/28, 6/20/20*	(1.00)	0.64	960	(19,472)	(25,145)	5,673

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2015	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Stena Aktiebolag, 6.125%, 2/01/17, 12/20/19*	(5.00)%	4.33%	EUR	170	$(5,652)	$4,630	$(10,282)
Teck Resources Ltd., 3.15%, 1/15/17, 6/20/18*	(1.00)	3.95		$250	20,469	5,831	14,638
Transocean, Inc., 7.375%, 4/15/18, 3/20/20*	(5.00)	7.44		320	27,626	24,726	2,900
JPMorgan Chase Bank:
Kohl’s Corporation, 6.25%, 12/15/17, 6/20/17*	(1.00)	0.18		400	(6,525)	(3,276)	(3,249)
Morgan Stanley & Co. LLC:
Time Warner Cable, Inc., 5.85%, 05/01/17, 6/20/20*	(1.00)	1.12		200	1,003	9,068	(8,065)
Morgan Stanley Capital Services LLC:
United States Steel Corp., 6.65%, 6/01/37, 12/20/19*	(5.00)	6.80		200	13,825	14,968	(1,143)
Sale Contracts
Bank of America, NA:
Genworth Holdings, Inc., 6.515% 5/22/18, 6/20/20*	5.00	2.92		20	1,932	863	1,069
Barclays Bank PLC:
Assured Guaranty Municipal Corp., 6/20/20*	5.00	3.55		20	1,336	1,542	(206)
Citibank:
Nabors Industries, Inc., 6.15% 2/15/18, 6/20/20*	1.00	2.98		20	(1,761)	(2,342)	581
NRG Energy, Inc., 6.25%, 7/15/22, 6/20/19*	5.00	2.42		100	9,751	9,010	741
Safeway, Inc., 7.25% 2/1/31, 6/20/20*	1.00	2.47		20	(1,342)	(1,708)	366
Staples, Inc., 2.75% 1/12/18, 6/20/20*	1.00	1.36		20	(341)	(833)	492

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2015	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Transocean, Inc., 7.375%, 4/15/18, 6/20/20*	1.00%	7.62%		$1,200	$(304,068)	$(294,149)	$(9,919)
Unitymedia GmbH, 6.125%, 01/15/25, 6/20/20*	5.00	1.03	EUR	90	19,239	16,157	3,082
Weatherford International LLC, 4.50% 4/15/22, 6/20/20*	1.00	3.16		$20	(1,905)	(1,814)	(91)
Credit Suisse International:
AT&T, Inc., 1.60%, 2/15/17, 9/20/19*	1.00	0.60		1,000	17,324	23,527	(6,203)
Avon Products, Inc., 6.50% 3/1/19, 6/20/20*	1.00	6.78		20	(4,593)	(3,618)	(975)
Freeport-McMoran Inc., 3.55% 3/1/22, 6/20/20*	1.00	4.27		20	(2,791)	(1,483)	(1,308)
Teck Resources Ltd., 3.15% 1/15/17, 6/20/20*	1.00	5.98		20	(4,033)	(1,577)	(2,456)
Transocean Inc., 7.375% 4/15/18, 6/20/20*	1.00	7.62		20	(5,068)	(4,417)	(651)
Western Union Co., 3.65% 8/22/18, 9/20/19*	1.00	0.94		400	1,488	(4,604)	6,093
Goldman Sachs International:
Teck Resources Ltd., 3.15%, 1/15/17, 6/20/20*	1.00	5.98		200	(40,328)	(19,941)	(20,388)
JPMorgan Chase Bank:
Kohl’s Corp., 6.25%, 12/15/17, 6/20/19*	1.00	0.58		400	6,558	(4,487)	11,045
Morgan Stanley & Co. LLC:
AK Steel Corp., 7.625%, 05/15/20, 9/20/20*	5.00	13.46		200	(53,366)	(53,885)	519

					$(211,203)	$(158,767)	$(52,436)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International iBoxx $ High Yield Index	1,040,000	LIBOR Plus 0.00%	$1,040	9/21/15	$(5,808)
Pay Total Return on Reference Obligation
Bank of America, NA iBoxx $ Liquid High Yield Index	1,000,000	LIBOR Plus 0.00%	1,000	9/21/15	3,153
JPMorgan Chase Bank iBoxx $ Liquid High Yield Index	1,030,000	LIBOR Plus 0.00%	1,030	9/21/15	10,823

					$8,168

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the aggregate market value of these securities amounted to $619,564 or 2.9% of net assets.
(b)	Security is in default and is non-income producing.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.04% of net assets as of July 31, 2015, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18	2/19/15	$21,437	$8,750	0.04%

(d)	Convertible security.
(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2015.
(f)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Non-income producing security.
(h)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2015.
(i)	Fair valued by the Adviser.
(j)	Illiquid security.
(k)	Floating Rate Security. Stated interest rate was in effect at July 31, 2015.
(l)	One contract relates to 1 share.
(m)	One contract relates to 100 shares.
(n)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(o)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(p)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(q)	As of July 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,177,767 and gross unrealized depreciation of investments was $(1,320,705), resulting in net unrealized depreciation of $(142,938).
(r)	An amount of U.S.$77,885 has been segregated to collateralize margin requirements for the open futures contracts at July 31, 2015.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
TRY	-	Turkish Lira
USD	-	United States Dollar

Glossary:

CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CME	-	Chicago Mercantile Exchange
ETF	-	Exchange Traded Fund
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
RTP	-	Right to Pay
SPDR	-	Standard & Poor’s Depository Receipt

AB Bond Fund, Inc. - AB Credit Long / Short Portfolio

July 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$8,528,521		$120,600		$8,649,121
Corporates - Investment Grade		– 0	–	5,876,354		– 0	–	5,876,354
Common Stocks		919,799		137,544		2,810		1,060,153
Governments - Sovereign Agencies		– 0	–	770,951		– 0	–	770,951
Collateralized Mortgage Obligations		– 0	–	– 0	–	380,049		380,049
Quasi-Sovereigns		– 0	–	232,575		– 0	–	232,575
Bank Loans		– 0	–	– 0	–	222,303		222,303
Emerging Markets - Corporate Bonds		– 0	–	215,000		– 0	–	215,000
Emerging Markets - Sovereigns		– 0	–	187,875		– 0	–	187,875
Preferred Stocks		109,291		73,018		– 0	–	182,309
Agencies		– 0	–	129,360		– 0	–	129,360
Governments - Treasuries		– 0	–	128,227		– 0	–	128,227
Options Purchased - Puts		– 0	–	74,950		– 0	–	74,950
Investment Companies		51,572		– 0	–	– 0	–	51,572
Options Purchased - Calls		– 0	–	7,358		– 0	–	7,358
Warrants		– 0	–	– 0	–	2,771		2,771
Short-Term Investments:
Investment Companies		2,412,175		– 0	–	– 0	–	2,412,175
U.S. Treasury Bills		– 0	–	100,000		– 0	–	100,000
Liabilities:
Corporates - Non-Investment Grade		– 0	–	(7,254,895)		– 0	–	(7,254,895)
Corporates - Investment Grade		– 0	–	(4,921,269)		– 0	–	(4,921,269)
Quasi-Sovereigns		– 0	–	(192,060)		– 0	–	(192,060)
Emerging Markets - Sovereigns		– 0	–	(151,000)		– 0	–	(151,000)

Total Investments in Securities		3,492,837		3,942,509		728,533		8,163,879
Other Financial Instruments*:
Assets:
Futures		22,148		– 0	–	– 0	–	22,148
Forward Currency Exchange Contracts		– 0	–	16,527		– 0	–	16,527
Centrally Cleared Credit Default Swaps		– 0	–	21,126		– 0	–	21,126
Credit Default Swaps		– 0	–	83,948		– 0	–	83,948
Total Return Swaps		– 0	–	13,976		– 0	–	13,976
Liabilities:
Futures		(60,385)		(1,454)		– 0	–	(61,839)
Forward Currency Exchange Contracts		– 0	–	(14,874)		– 0	–	(14,874)
Call Options Written		– 0	–	(7,986)		– 0	–	(7,986)
Put Options Written		– 0	–	(37,511)		– 0	–	(37,511)
Credit Default Swaptions Written		– 0	–	(7,128)		– 0	–	(7,128)
Centrally Cleared Credit Default Swaps		– 0	–	(23,653)		– 0	–	(23,653)
Centrally Cleared Interest Rate Swaps		– 0	–	(30,672)		– 0	–	(30,672)
Credit Default Swaps		– 0	–	(136,384)		– 0	–	(136,384)
Total Return Swaps		– 0	–	(5,808)		– 0	–	(5,808)

Total^		$3,454,600		$3,812,616		$728,533		$7,995,749

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include Options and Swaptions written which are valued at market value.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade		Common Stocks			Collateralized Mortgage Obligations
Balance as of 10/31/14	$124,800		$	– 0	–	$699,902
Accrued discounts/(premiums)	(329)			– 0	–	311
Realized gain (loss)	– 0	–		– 0	–	(7,263)
Change in unrealized appreciation/depreciation	(3,871)			1,026		10,755
Purchases/Payups	– 0	–		1,784		– 0	–
Sales/Paydowns	– 0	–		– 0	–	(323,656)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 7/31/15	$120,600			$2,810		$380,049

Net change in unrealized appreciation/depreciation from investments held as of 7/31/15	$(3,871)			$1,026		$(4,685)

	Bank Loans		Warrants			Total
Balance as of 10/31/14	$466,414		$	– 0	–	$1,291,116
Accrued discounts/(premiums)	2,271			– 0	–	2,253
Realized gain (loss)	(7,316)			– 0	–	(14,579)
Change in unrealized appreciation/depreciation	9,077			(2,217)		14,770
Purchases/Payups	24,319			4,988		31,091
Sales/Paydowns	(272,462)			– 0	–	(596,118)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 7/31/15	$222,303			$2,771		$728,533

Net change in unrealized appreciation/depreciation from investments held as of 7/31/15	$5,006			$(2,217)		$(4,741)

As of July 31, 2015 all securities were priced by third party vendors or using prior transaction prices, which approximates fair value.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Bond Fund, Inc. - AB Bond Inflation Strategy

Portfolio of Investments

July 31, 2015 (unaudited)

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 95.7%
United States - 95.7%
U.S. Treasury Inflation Index
0.125%, 4/15/17 (TIPS) (a)(b)	U.S.$	23,780	$23,879,857
0.125%, 4/15/18-1/15/23 (TIPS) (b)		83,738	83,623,604
0.125%, 4/15/20-7/15/24 (TIPS)		84,319	83,183,794
0.25%, 1/15/25 (TIPS) (b)		33,210	32,452,014
0.375%, 7/15/23 (TIPS) (b)		19,868	19,844,833
0.375%, 7/15/25 (TIPS)		9,914	9,777,700
0.625%, 7/15/21 (TIPS) (b)		23,501	24,072,032
0.625%, 1/15/24 (TIPS)		14,150	14,324,449
1.125%, 1/15/21 (TIPS)		6,659	6,984,379
1.25%, 7/15/20 (TIPS) (b)		19,700	20,858,589
1.625%, 1/15/18 (TIPS)		10,092	10,557,570
1.875%, 7/15/19 (TIPS)		2,360	2,546,163

Total Inflation-Linked Securities (cost $335,860,970)			332,104,984

CORPORATES - INVESTMENT GRADE - 18.5%
Industrial - 12.0%
Basic - 1.6%
Barrick Gold Corp.
4.10%, 5/01/23		147	131,561
Dow Chemical Co. (The)
8.55%, 5/15/19		67	81,470
Eastman Chemical Co.
3.80%, 3/15/25		300	295,374
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.50%, 11/15/20		124	120,280
Glencore Funding LLC
3.125%, 4/29/19 (c)		1,720	1,718,803
International Paper Co.
4.75%, 2/15/22		660	710,759
LyondellBasell Industries NV
5.75%, 4/15/24		405	456,495
Minsur SA
6.25%, 2/07/24 (c)		869	912,579
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (c)		393	343,875
Teck Resources Ltd.
4.50%, 1/15/21		785	670,594

			5,441,790

Capital Goods - 0.3%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (c)		426	286,485
Yamana Gold, Inc.
4.95%, 7/15/24		853	769,553

			1,056,038

Communications - Media - 1.8%
21st Century Fox America, Inc.
3.00%, 9/15/22		1,095	1,069,327

	Principal Amount (000)		U.S. $ Value
6.15%, 3/01/37-2/15/41	U.S.$	331	$385,922
CBS Corp.
3.50%, 1/15/25		300	287,622
5.75%, 4/15/20		325	367,009
Cox Communications, Inc.
2.95%, 6/30/23 (c)		163	150,165
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.80%, 3/15/22		274	274,481
4.45%, 4/01/24		372	382,486
5.00%, 3/01/21		825	891,167
Discovery Communications LLC
3.45%, 3/15/25		323	303,886
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (c)(d)		409	435,074
RELX Capital, Inc.
8.625%, 1/15/19		460	551,799
Time Warner Cable, Inc.
4.50%, 9/15/42		235	189,601
5.00%, 2/01/20		35	37,545
8.75%, 2/14/19		25	29,654
Time Warner, Inc.
3.55%, 6/01/24		537	522,820
Viacom, Inc.
3.875%, 4/01/24		339	328,222

			6,206,780

Communications - Telecommunications - 1.1%
American Tower Corp.
3.50%, 1/31/23		300	289,363
4.70%, 3/15/22		395	414,339
5.05%, 9/01/20		35	38,031
AT&T, Inc.
3.00%, 2/15/22		1,255	1,225,038
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	55	45,198
Telefonica Emisiones SAU
5.462%, 2/16/21	U.S.$	400	445,952
Verizon Communications, Inc.
4.272%, 1/15/36 (c)		1,157	1,048,693
7.35%, 4/01/39		300	379,012

			3,885,626

Consumer Cyclical - Automotive - 0.4%
Ford Motor Credit Co. LLC
2.597%, 11/04/19		400	395,781
5.875%, 8/02/21		640	721,366
General Motors Co.
3.50%, 10/02/18		425	432,302

			1,549,449

Consumer Cyclical - Retailers - 0.7%
CVS Health Corp.
3.875%, 7/20/25		695	706,975
Kohl’s Corp.
4.25%, 7/17/25		876	876,030

	Principal Amount (000)		U.S. $ Value
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	U.S.$	935	$916,412

			2,499,417

Consumer Non-Cyclical - 3.0%
AbbVie, Inc.
3.60%, 5/14/25		696	685,671
Actavis Funding SCS
3.80%, 3/15/25		803	782,817
3.85%, 6/15/24		278	272,449
Agilent Technologies, Inc.
5.00%, 7/15/20		7	7,693
Altria Group, Inc.
2.625%, 1/14/20		930	930,947
4.75%, 5/05/21		195	211,618
Baxalta, Inc.
3.60%, 6/23/22 (c)		700	701,398
Bayer US Finance LLC
3.375%, 10/08/24 (c)		374	373,168
Becton Dickinson and Co.
3.734%, 12/15/24		388	385,656
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		81	97,885
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (c)		648	644,118
Kraft Heinz Foods Co.
2.80%, 7/02/20 (c)		350	351,462
3.50%, 7/15/22 (c)		447	450,772
Kroger Co. (The)
3.40%, 4/15/22		624	629,856
Laboratory Corp. of America Holdings
3.60%, 2/01/25		275	265,086
Medtronic, Inc.
3.50%, 3/15/25 (c)		895	893,347
Perrigo Finance PLC
3.50%, 12/15/21		217	216,428
3.90%, 12/15/24		310	306,315
Reynolds American, Inc.
3.25%, 11/01/22		284	275,948
4.00%, 6/12/22		611	627,433
Thermo Fisher Scientific, Inc.
4.15%, 2/01/24		363	373,112
Tyson Foods, Inc.
2.65%, 8/15/19		199	200,586
3.95%, 8/15/24		650	656,893

			10,340,658

Energy - 2.3%
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		350	269,670
Energy Transfer Partners LP
5.20%, 2/01/22		510	527,203
6.125%, 2/15/17		145	153,301
EnLink Midstream Partners LP
5.05%, 4/01/45		352	308,092

	Principal Amount (000)		U.S. $ Value
Enterprise Products Operating LLC
3.70%, 2/15/26	U.S.$	771	$746,555
5.20%, 9/01/20		335	372,229
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		846	815,200
4.15%, 3/01/22		104	102,100
Marathon Petroleum Corp.
5.125%, 3/01/21		280	308,191
Noble Energy, Inc.
3.90%, 11/15/24		491	477,789
4.15%, 12/15/21		127	131,259
8.25%, 3/01/19		387	459,706
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		621	597,137
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		115	108,921
Reliance Holding USA, Inc.
5.40%, 2/14/22 (c)		1,060	1,148,580
Spectra Energy Capital LLC
8.00%, 10/01/19		8	9,462
Valero Energy Corp.
6.125%, 2/01/20		476	541,556
Weatherford International Ltd./Bermuda
9.625%, 3/01/19		70	79,905
Williams Partners LP
3.90%, 1/15/25		350	326,631
4.125%, 11/15/20		300	310,567

			7,794,054

Other Industrial - 0.1%
Hutchison Whampoa International 14 Ltd.
1.625%, 10/31/17 (c)		356	354,789

Technology - 0.7%
KLA-Tencor Corp.
4.65%, 11/01/24		639	632,407
Motorola Solutions, Inc.
7.50%, 5/15/25		505	607,055
Seagate HDD Cayman
4.75%, 1/01/25		398	394,052
Tencent Holdings Ltd.
3.375%, 5/02/19 (c)		426	435,939
Total System Services, Inc.
2.375%, 6/01/18		259	258,046

			2,327,499

			41,456,100

Financial Institutions - 5.7%
Banking - 3.3%
ABN AMRO Bank NV
4.75%, 7/28/25 (c)		350	350,682
Bank of America Corp.
0.825%, 3/28/18 (e)	EUR	900	979,569
Barclays Bank PLC
6.625%, 3/30/22 (c)		101	140,123

	Principal Amount (000)		U.S. $ Value
Barclays PLC
3.65%, 3/16/25	U.S.$	294	$281,894
BPCE SA
5.70%, 10/22/23 (c)		213	227,839
Capital One Financial Corp.
5.25%, 2/21/17		150	158,359
Citigroup, Inc.
3.875%, 3/26/25		655	634,944
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
4.375%, 8/04/25		396	397,827
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 3/26/25 (c)		895	872,199
Goldman Sachs Group, Inc. (The)
1.884%, 11/29/23 (e)		810	823,329
ING Bank NV
2.00%, 9/25/15 (c)		600	601,012
JPMorgan Chase & Co.
4.25%, 10/15/20		55	58,968
Mizuho Financial Group Cayman 3 Ltd.
4.60%, 3/27/24 (c)		816	850,638
Morgan Stanley
Series G
4.00%, 7/23/25		171	174,351
5.50%, 7/28/21		456	513,507
Murray Street Investment Trust I
4.647%, 3/09/17		52	54,453
Nordea Bank AB
6.125%, 9/23/24 (c)(d)		201	199,995
PNC Bank NA
3.80%, 7/25/23		940	968,242
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (c)(d)		375	384,562
Santander Bank NA
1.216%, 1/12/18 (e)		890	888,638
Santander UK PLC
5.00%, 11/07/23 (c)		505	523,554
Standard Chartered PLC
Series E
4.00%, 7/12/22 (c)		725	741,878
UBS AG
7.625%, 8/17/22		465	546,192

			11,372,755

Brokerage - 0.2%
Nomura Holdings, Inc.
2.00%, 9/13/16		809	814,468

Insurance - 1.4%
American International Group, Inc.
4.875%, 6/01/22		625	690,734
6.40%, 12/15/20		205	242,156
Coventry Health Care, Inc.
5.45%, 6/15/21		415	461,772

	Principal Amount (000)		U.S. $ Value
Dai-ichi Life Insurance Co., Ltd. (The)
5.10%, 10/28/24 (c)(d)	U.S.$	415	$433,675
Hartford Financial Services Group, Inc. (The)
5.125%, 4/15/22		535	595,143
5.50%, 3/30/20		24	26,936
6.10%, 10/01/41		165	197,997
Lincoln National Corp.
8.75%, 7/01/19		175	214,520
MetLife, Inc.
5.70%, 6/15/35		90	104,405
7.717%, 2/15/19		180	214,679
Series C
5.25%, 6/15/20 (d)		673	671,317
Nationwide Financial Services, Inc.
5.375%, 3/25/21 (c)		360	397,807
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (c)		125	190,922
Prudential Financial, Inc.
5.625%, 6/15/43		340	353,107

			4,795,170

REITS - 0.8%
HCP, Inc.
5.375%, 2/01/21		739	814,607
Health Care REIT, Inc.
5.25%, 1/15/22		890	975,227
Host Hotels & Resorts LP
5.25%, 3/15/22		175	189,941
Trust F/1401
5.25%, 12/15/24 (c)		825	863,940

			2,843,715

			19,826,108

Utility - 0.8%
Electric - 0.7%
Berkshire Hathaway Energy Co.
6.125%, 4/01/36		340	407,228
CMS Energy Corp.
5.05%, 3/15/22		144	158,531
Constellation Energy Group, Inc.
5.15%, 12/01/20		91	100,658
Entergy Corp.
4.00%, 7/15/22		607	618,567
Exelon Corp.
2.85%, 6/15/20		570	572,613
Exelon Generation Co. LLC
4.25%, 6/15/22		416	427,554

			2,285,151

Natural Gas - 0.1%
NiSource Finance Corp.
6.80%, 1/15/19		75	86,069
Talent Yield Investments Ltd.
4.50%, 4/25/22 (c)		480	496,800

			582,869

			2,868,020

Total Corporates - Investment Grade (cost $64,295,013)			64,150,228

	Principal Amount (000)		U.S. $ Value
ASSET-BACKED SECURITIES - 10.9%
Autos - Fixed Rate - 6.1%
Ally Master Owner Trust
Series 2015-3, Class A
1.63%, 5/15/20	U.S.$	707	$707,620
AmeriCredit Automobile Receivables Trust
Series 2013-3, Class A3
0.92%, 4/09/18		817	817,357
Series 2013-4, Class A3
0.96%, 4/09/18		412	412,147
ARI Fleet Lease Trust
Series 2013-A, Class A2
0.70%, 12/15/15 (c)		40	40,053
Series 2014-A, Class A2
0.81%, 11/15/22 (c)		306	305,894
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (c)		420	422,675
Series 2013-2A, Class A
2.97%, 2/20/20 (c)		289	297,108
Series 2014-1A, Class A
2.46%, 7/20/20 (c)		1,689	1,703,166
Bank of The West Auto Trust
Series 2015-1, Class A3
1.31%,10/15/19 (c)		706	706,171
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19		850	853,194
Series 2015-2, Class A3
1.31%, 8/15/19		530	529,826
Capital Auto Receivables Asset Trust
Series 2013-3, Class A2
1.04%, 11/21/16		310	310,453
Series 2014-1, Class B
2.22%, 1/22/19		200	201,905
CPS Auto Receivables Trust
Series 2013-B, Class A
1.82%, 9/15/20 (c)		426	426,302
Series 2014-B, Class A
1.11%, 11/15/18 (c)		400	398,557
Drive Auto Receivables Trust
Series 2015-BA, Class A2A
0.93%, 12/15/17 (c)		337	336,893
Series 2015-CA, Class A2A
1.03%, 2/15/18 (c)		398	397,864

	Principal Amount (000)		U.S. $ Value
Enterprise Fleet Financing LLC
Series 2014-1, Class A2
0.87%, 9/20/19 (c)	U.S.$	303	$303,009
Series 2015-1, Class A2
1.30%, 9/20/20 (c)		720	719,387
Exeter Automobile Receivables Trust
Series 2013-1A, Class A
1.29%, 10/16/17 (c)		34	33,957
Series 2014-1A, Class A
1.29%, 5/15/18 (c)		152	152,416
Series 2014-2A, Class A
1.06%, 8/15/18 (c)		171	171,043
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 4/16/18 (c)		71	71,371
Ford Auto Securitization Trust
Series 2013-R1A, Class A2
1.676%, 9/15/16 (c)	CAD	52	39,905
Ford Credit Auto Owner Trust
Series 2012-D, Class B
1.01%, 5/15/18	U.S.$	225	224,398
Series 2014-2, Class A
2.31%, 4/15/26 (c)		728	735,401
GM Financial Automobile Leasing Trust
Series 2015-1, Class A2
1.10%, 12/20/17		705	706,792
Series 2015-2, Class A3
1.68%, 12/20/18		798	816,043
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (c)		599	597,420
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A3
1.10%, 9/15/19		415	414,897
Hertz Vehicle Financing LLC
Series 2013-1A, Class A1
1.12%, 8/25/17 (c)		2,185	2,185,441
Series 2013-1A, Class B2
2.48%, 8/25/19 (c)		368	361,345
Hyundai Auto Lease Securitization Trust
Series 2015-A, Class A2
1.00%, 10/16/17 (c)		495	495,344
Series 2015-B, Class A3
1.40%, 11/15/18 (c)		557	557,415
Hyundai Auto Receivables Trust
Series 2012-B, Class C
1.95%, 10/15/18		165	166,390
Mercedes Benz Auto Lease Trust
Series 2014-A, Class A2A
0.48%, 6/15/16		153	153,125
Mercedes-Benz Master Owner Trust
Series 2012-AA, Class A
0.79%, 11/15/17 (c)		1,193	1,193,428
Nissan Auto Lease Trust
Series 2015-A, Class A3
1.40%, 6/15/18		587	588,368

	Principal Amount (000)		U.S. $ Value
Santander Drive Auto Receivables Trust
Series 2013-4, Class A3
1.11%, 12/15/17	U.S.$	320	$320,065
Series 2015-3, Class A2A
1.02%, 9/17/18		601	600,986
TCF Auto Receivables Owner Trust
Series 2015-1A, Class A2
1.02%, 8/15/18 (c)		804	804,222

			21,279,353

Credit Cards - Fixed Rate - 1.7%
American Express Credit Account Master Trust
Series 2014-2, Class A
1.26%, 1/15/20		474	475,082
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 7/15/22		523	533,733
Series 2015-2, Class A
1.56%, 3/15/21		728	728,000
Capital One Multi-Asset Execution Trust
Series 2015-A5, Class A5
1.60%, 5/17/21		692	694,215
Chase Issuance Trust
Series 2014-A1, Class A1
1.15%, 1/15/19		825	827,063
Discover Card Execution Note Trust
Series 2015-A2, Class A
1.90%, 10/17/22		718	713,015
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		1,084	1,098,611
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		370	372,557
Series 2013-A, Class A
1.61%, 12/15/21		373	373,157

			5,815,433

Autos - Floating Rate - 1.3%
BMW Floorplan Master Owner Trust
Series 2012-1A, Class A
0.587%, 9/15/17 (c)(e)		809	809,166
Series 2015-1A, Class A
0.686%, 7/15/20 (c)(e)		1,037	1,037,000
Ford Credit Floorplan Master Owner Trust A
Series 2015-2, Class A2
0.757%, 1/15/22 (e)		692	689,550
GE Dealer Floorplan Master Note Trust
Series 2014-1, Class A
0.568%, 7/20/19 (e)		534	532,134
Series 2015-1, Class A
0.688%, 1/20/20 (e)		620	618,464

	Principal Amount (000)		U.S. $ Value
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
0.739%, 12/10/27 (c)(e)	U.S.$	896	$897,256

			4,583,570

Credit Cards - Floating Rate - 0.9%
Cabela’s Credit Card Master Note Trust
Series 2014-1, Class A
0.537%, 3/16/20 (e)		600	598,650
Discover Card Execution Note Trust
Series 2015-A1, Class A1
0.537%, 8/17/20 (e)		501	501,401
First National Master Note Trust
Series 2013-2, Class A
0.717%, 10/15/19 (e)		794	795,196
World Financial Network Credit Card Master Trust
Series 2014-A, Class A
0.567%, 12/15/19 (e)		910	910,569
Series 2015-A, Class A
0.667%, 2/15/22 (e)		403	402,868

			3,208,684

Other ABS - Fixed Rate - 0.9%
CIT Equipment Collateral
Series 2014-VT1, Class A2
0.86%, 5/22/17 (c)		915	914,806
CNH Equipment Trust
Series 2015-A, Class A4
1.85%, 4/15/21		493	493,646
Dell Equipment Finance Trust
Series 2015-1, Class A3
1.30%, 3/23/20 (c)		247	246,903
GE Equipment Small Ticket LLC
Series 2014-1A, Class A2
0.59%, 8/24/16 (c)		447	446,799
SBA Tower Trust
Series 2014-1A, Class C
2.898%, 10/15/44 (c)		851	852,266

			2,954,420

Total Asset-Backed Securities (cost $37,776,446)			37,841,460

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.1%
Non-Agency Fixed Rate CMBS - 7.7%
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A
5.774%, 2/10/51		1,710	1,824,266
Series 2007-5, Class AM
5.772%, 2/10/51		258	270,103
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		571	578,170

	Principal Amount (000)		U.S. $ Value
BHMS Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (c)	U.S.$	1,070	$1,083,146
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (c)		885	904,356
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.775%, 3/15/49		239	244,487
Series 2015-GC27, Class A5
3.137%, 2/10/48		707	701,210
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class A4
5.766%, 5/15/46		456	485,185
Commercial Mortgage Trust
Series 2006-C8, Class A1A
5.292%, 12/10/46		674	706,599
Series 2007-GG9, Class A4
5.444%, 3/10/39		569	596,525
Series 2007-GG9, Class AM
5.475%, 3/10/39		598	623,008
Series 2013-SFS, Class A1
1.873%, 4/12/35 (c)		372	366,155
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class AM
5.699%, 6/15/39		463	476,681
DBUBS Mortgage Trust
Series 2011-LC1A, Class E
5.557%, 11/10/46 (c)		368	396,736
Extended Stay America Trust
Series 2013-ESH7, Class A17
2.295%, 12/05/31 (c)		515	514,481
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (c)		792	806,303
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.795%, 8/10/45		551	584,200
Series 2013-G1, Class A1
2.059%, 4/10/31 (c)		664	654,606
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2, Class A1A
4.838%, 7/15/41 (c)		253	252,452
Series 2006-CB15, Class A4
5.814%, 6/12/43		424	434,532
Series 2007-CB19, Class AM
5.695%, 2/12/49		295	311,879
Series 2007-LD12, Class AM
6.01%, 2/15/51		245	262,822
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		1,893	1,993,310
Series 2007-LDPX, Class A3
5.42%, 1/15/49		406	424,462
Series 2008-C2, Class A1A
5.998%, 2/12/51		843	913,771

	Principal Amount (000)		U.S. $ Value
Series 2010-C2, Class A1
2.749%, 11/15/43 (c)	U.S.$	159	$159,533
Series 2011-C5, Class D
5.323%, 8/15/46 (c)		266	281,828
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.156%, 2/15/31		753	758,058
Series 2007-C1, Class A4
5.424%, 2/15/40		1,050	1,097,641
Series 2007-C1, Class AM
5.455%, 2/15/40		290	304,896
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (c)		633	643,391
Series 2015-3, Class A2
2.729%, 4/20/48 (c)		698	703,283
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A1A
5.739%, 8/12/43		570	588,426
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49		1,001	1,041,459
Series 2007-9, Class A4
5.70%, 9/12/49		125	132,945
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		277	281,541
Series 2012-C4, Class A5
2.85%, 12/10/45		2,309	2,305,735
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26, Class A1A
6.009%, 6/15/45		422	434,524
WFRBS Commercial Mortgage Trust
Series 2013-C14, Class A5
3.337%, 6/15/46		862	886,157
Series 2014-C20, Class A2
3.036%, 5/15/47		648	670,592

			26,699,454

Non-Agency Floating Rate CMBS - 1.4%
Carefree Portfolio Trust
Series 2014-CARE, Class A
1.507%, 11/15/19 (c)(e)		489	489,141
Commercial Mortgage Pass Through Certificates
Series 2014-KYO, Class A
1.087%, 6/11/27 (c)(e)		775	773,770
Series 2014-SAVA, Class A
1.338%, 6/15/34 (c)(e)		645	645,320
H/2 Asset Funding NRE
Series 2015-1A
1.837%, 9/24/21 (c)(e)		669	669,000

	Principal Amount (000)		U.S. $ Value
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.107%, 6/15/29 (c)(e)	U.S.$	1,068	$1,065,531
PFP III Ltd.
Series 2014-1, Class A
1.357%, 6/14/31 (c)(e)		317	317,171
Resource Capital Corp. Ltd.
Series 2014-CRE2, Class A
1.238%, 4/15/32 (c)(e)		452	450,378
Starwood Retail Property Trust
Series 2014-STAR, Class A
1.407%, 11/15/27 (c)(e)		614	612,599

			5,022,910

Total Commercial Mortgage-Backed Securities (cost $32,115,863)			31,722,364

CORPORATES - NON-INVESTMENT GRADE - 2.8%
Industrial - 1.3%
Basic - 0.0%
Novelis, Inc.
8.375%, 12/15/17		90	93,150

Capital Goods - 0.1%
Sealed Air Corp.
5.25%, 4/01/23 (c)		331	335,965

Communications - Media - 0.0%
CSC Holdings LLC
8.625%, 2/15/19		146	166,075

Communications - Telecommunications - 0.5%
Numericable-SFR SAS
5.375%, 5/15/22 (c)	EUR	231	263,844
Sprint Capital Corp.
6.90%, 5/01/19	U.S.$	1,000	980,000
Sprint Corp.
7.875%, 9/15/23		400	383,500

			1,627,344

Consumer Cyclical - Automotive - 0.1%
Dana Holding Corp.
6.00%, 9/15/23		147	151,410
Goodyear Tire & Rubber Co. (The)
8.25%, 8/15/20		190	198,550

			349,960

Consumer Cyclical - Other - 0.2%
KB Home
4.75%, 5/15/19		345	344,138
MCE Finance Ltd.
5.00%, 2/15/21 (c)		405	383,231

			727,369

	Principal Amount (000)		U.S. $ Value
Energy - 0.3%
DCP Midstream LLC
4.75%, 9/30/21 (c)	U.S.$	405	$383,090
ONEOK, Inc.
4.25%, 2/01/22		463	449,477
SM Energy Co.
6.50%, 1/01/23		41	41,102
Transocean, Inc.
6.50%, 11/15/20		370	320,050

			1,193,719

Technology - 0.1%
Advanced Micro Devices, Inc.
6.75%, 3/01/19		280	203,700

			4,697,282

Financial Institutions - 1.3%
Banking - 1.1%
Bank of America Corp.
Series Z
6.50%, 10/23/24 (d)		233	240,573
Bank of Ireland
1.787%, 9/22/15 (e)(f)	CAD	560	415,338
Barclays Bank PLC
6.86%, 6/15/32 (c)(d)	U.S.$	137	155,153
7.75%, 4/10/23		372	407,898
Credit Agricole SA
7.875%, 1/23/24 (c)(d)		248	257,920
HBOS Capital Funding LP
4.939%, 5/23/16 (d)	EUR	951	1,054,069
Intesa Sanpaolo SpA
5.017%, 6/26/24 (c)	U.S.$	689	678,987
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (c)		102	112,546
Societe Generale SA
5.922%, 4/05/17 (c)(d)		115	117,286
UniCredit Luxembourg Finance SA
6.00%, 10/31/17 (c)		325	342,311

			3,782,081

Finance - 0.2%
AerCap Aviation Solutions BV
6.375%, 5/30/17		200	210,955
International Lease Finance Corp.
5.875%, 4/01/19		294	314,580
Navient Corp.
7.25%, 1/25/22		54	53,325

			578,860

			4,360,941

	Principal Amount (000)		U.S. $ Value
Utility - 0.2%
Electric - 0.2%
AES Corp./VA
7.375%, 7/01/21	U.S.$	377	$413,757
NRG Energy, Inc.
Series WI
6.25%, 5/01/24		287	281,978

			695,735

Total Corporates - Non-Investment Grade (cost $10,333,938)			9,753,958

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.2%
GSE Risk Share Floating Rate - 2.1%
Bellemeade Re Ltd.
Series 2015-1A, Class M1
2.689%, 7/25/25 (c)(e)		611	610,500
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
4.441%, 11/25/23 (e)		1,030	1,039,980
Series 2014-DN3, Class M3
4.191%, 8/25/24 (e)		1,055	1,029,298
Series 2015-DNA1, Class M3
3.491%, 10/25/27 (e)		260	250,717
Series 2015-DNA2, Class M2
2.791%, 12/25/27 (e)		1,275	1,289,834
Series 2015-HQ1, Class M2
2.391%, 3/25/25 (e)		410	410,000
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M1
1.391%, 7/25/24 (e)		315	313,859
Series 2014-C04, Class 1M2
5.091%, 11/25/24 (e)		528	536,301
Series 2014-C04, Class 2M2
5.191%, 11/25/24 (e)		195	199,515
Series 2015-C01, Class 1M2
4.491%, 2/25/25 (e)		450	442,552
Series 2015-C02, Class 2M2
4.191%, 5/25/25 (e)		445	431,367
Series 2015-C03, Class 1M2
5.188%, 7/25/25 (e)		180	181,820
Series 2015-C03, Class 2M2
5.188%, 7/25/25 (e)		520	529,097

			7,264,840

	Principal Amount (000)		U.S. $ Value
Agency Fixed Rate - 0.1%
Federal National Mortgage Association REMICS
Series 2010-117, Class DI
4.50%, 5/25/25 (g)	U.S.$	2,509	$258,266

Total Collateralized Mortgage Obligations (cost $7,546,222)			7,523,106

GOVERNMENTS - SOVEREIGN AGENCIES - 0.7%
Brazil - 0.2%
Petrobras Global Finance BV
5.75% , 1/20/20		693	668,219

Israel - 0.2%
Israel Electric Corp. Ltd.
5.00% , 11/12/24 (c)		620	641,339

Canada - 0.1%
NOVA Chemicals Corp.
5.25% , 8/01/23 (c)		391	391,000

Morocco - 0.1%
OCP SA
5.625% , 4/25/24 (c)		330	345,643

Colombia - 0.1%
Ecopetrol SA
5.875% , 5/28/45		292	253,821

Total Governments - Sovereign Agencies (cost $2,362,401)			2,300,022

QUASI-SOVEREIGNS - 0.4%
Quasi-Sovereign Bonds - 0.4%
Chile - 0.1%
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (c)		358	375,257

Malaysia - 0.1%
Petronas Capital Ltd.
5.25%, 8/12/19 (c)		310	343,195

Mexico - 0.1%
Petroleos Mexicanos
3.50%, 7/18/18		256	262,720

South Korea - 0.1%
Korea National Oil Corp.
3.125%, 4/03/17 (c)		450	461,289

Total Quasi-Sovereigns (cost $1,392,448)			1,442,461

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 0.4%
Brazil - 0.4%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17
(cost $1,900,267)	BRL	4,905	$1,369,686

EMERGING MARKETS - CORPORATE BONDS - 0.2%
Industrial - 0.2%
Communications - Telecommunications - 0.1%
Comcel Trust via Comunicaciones Celulares SA
6.875%, 2/06/24 (c)	U.S.$	208	220,542

Consumer Non-Cyclical - 0.1%
Marfrig Overseas Ltd.
9.50%, 5/04/20 (c)		370	376,013
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (h)(i)		655	6,648

			382,661

Total Emerging Markets - Corporate Bonds (cost $937,147)			603,203

GOVERNMENTS - SOVEREIGN BONDS - 0.2%
Mexico - 0.1%
Mexico Government International Bond
5.95%, 3/19/19		168	188,160

Qatar - 0.1%
Qatar Government International Bond
4.50%, 1/20/22 (c)		360	400,140

Total Governments - Sovereign Bonds (cost $547,994)			588,300

	Shares
COMMON STOCKS - 0.1%
Mt Logan Re Ltd. (Preference Shares) (j) (cost $500,000)		500	511,433

PREFERRED STOCKS - 0.0%
Financial Institutions - 0.0%
Insurance - 0.0%
Allstate Corp. (The)
5.10%
(cost $52,500)		2,100	54,600

SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AB Fixed Income Shares, Inc. - Government STIF
Portfolio, 0.11% (k)(l)
(cost $167,531)		167,531	167,531

U.S. $ Value
Total Investments - 141.3% (cost $495,788,740) (m)	$490,133,336
Other assets less liabilities - (41.3)% (n)	(143,209,920)

Net Assets - 100.0%	$346,923,416

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Year Canadian Bond Futures	31	September 2015	$3,292,241	$3,391,429	$99,188
U.S. Ultra Bond (CBT) Futures	3	September 2015	470,278	478,594	8,316
Sold Contracts
Euro-BOBL Futures	46	September 2015	6,547,149	6,583,200	(36,051)
U.S. Long Bond (CBT) Futures	9	September 2015	1,360,620	1,403,438	(42,818)
U.S. T-Note 10 Yr (CBT) Futures	213	September 2015	26,936,497	27,144,187	(207,690)
U.S. T-Note 5 Yr (CBT) Futures	34	September 2015	4,052,934	4,074,687	(21,753)

					$(200,808)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	EUR	5,434	USD	6,009	9/18/15	$36,903
Deutsche Bank AG	USD	1,667	KRW	1,922,376	8/07/15	(21,891)
Goldman Sachs Bank USA	BRL	10,720	USD	3,169	8/04/15	39,241
Goldman Sachs Bank USA	USD	3,211	BRL	10,720	8/04/15	(80,360)
Goldman Sachs Bank USA	CAD	463	USD	357	8/27/15	3,263
Goldman Sachs Bank USA	BRL	5,006	USD	1,461	9/02/15	14,213
Morgan Stanley Capital Services LLC	BRL	4,862	USD	1,541	8/04/15	121,204
Morgan Stanley Capital Services LLC	USD	1,433	BRL	4,862	8/04/15	(12,532)
Morgan Stanley Capital Services LLC	AUD	3,314	USD	2,532	8/07/15	110,553
Morgan Stanley Capital Services LLC	GBP	1,126	USD	1,728	8/13/15	(30,075)
State Street Bank & Trust Co.	KRW	1,923,578	USD	1,718	8/07/15	72,000

						$252,519

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2015	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc./(INTRCONX):
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	(5.00)%	2.54%	$3,955	$(331,220)	$(141,272)
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	(5.00)	2.54	3,168	(265,298)	(178,978)
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	(1.00)	0.68	18,250	(264,939)	(9,269)

				$(861,457)	$(329,519)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME Group)		$1,940	6/25/21	2.247%	3 Month LIBOR	$(49,613)
Morgan Stanley & Co., LLC/(CME Group)	CAD	17,120	3/10/17	0.973%	3 Month CDOR	(53,275)
Morgan Stanley & Co., LLC/(CME Group)	AUD	22,680	3/11/17	2.140%	3 Month BBSW	(26,986)
Morgan Stanley & Co., LLC/(CME Group)		$23,060	5/18/17	0.811%	3 Month LIBOR	(14,038)
Morgan Stanley & Co., LLC/(CME Group)	CAD	15,500	6/05/17	1.0538%	3 Month CDOR	(71,036)
Morgan Stanley & Co., LLC/(CME Group)	AUD	19,500	6/09/17	2.218%	3 Month BBSW	(47,564)
Morgan Stanley & Co., LLC/(CME Group)		$6,980	10/31/19	3 Month LIBOR	1.747%	98,066
Morgan Stanley & Co., LLC/(CME Group)	GBP	5,640	6/05/20	6 Month LIBOR	1.651%	17,089
Morgan Stanley & Co., LLC/(CME Group)		$2,610	1/14/24	2.980%	3 Month LIBOR	(173,152)
Morgan Stanley & Co., LLC/(CME Group)		2,300	2/14/24	2.889%	3 Month LIBOR	(161,585)
Morgan Stanley & Co., LLC/(CME Group)		3,280	4/28/24	2.817%	3 Month LIBOR	(193,456)

Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)		4,670	5/06/24	2.736%	3 Month LIBOR	$(237,331)
Morgan Stanley & Co., LLC/(CME Group)		1,890	5/29/24	3 Month LIBOR	2.628%	75,659
Morgan Stanley & Co., LLC/(CME Group)		3,330	7/02/24	2.632%	3 Month LIBOR	(126,124)
Morgan Stanley & Co., LLC/(CME Group)		2,370	7/10/24	2.674%	3 Month LIBOR	(96,731)
Morgan Stanley & Co., LLC/(CME Group)		1,900	7/18/24	3 Month LIBOR	2.668%	75,245
Morgan Stanley & Co., LLC/(CME Group)		2,810	9/24/24	3 Month LIBOR	2.691%	138,316
Morgan Stanley & Co., LLC/(CME Group)	AUD	3,450	3/11/25	6 Month BKBM	2.973%	(11,872)
Morgan Stanley & Co., LLC/(CME Group)	NZD	3,560	6/09/25	3 Month BKBM	4.068%	82,042
Morgan Stanley & Co., LLC/(CME Group)	AUD	2,110	6/09/25	6 Month BBSW	3.384%	43,518
Morgan Stanley & Co., LLC/(CME Group)		$1,160	6/09/25	2.488%	3 Month LIBOR	(26,052)
Morgan Stanley & Co., LLC/(CME Group)		3,830	8/04/25	2.293%	3 Month LIBOR	422
Morgan Stanley & Co., LLC/(CME Group)	GBP	520	6/05/45	2.396%	6 Month LIBOR	(39,172)
Morgan Stanley & Co., LLC/(LCH Group)	NZD	30,550	6/09/17	3.368%	3 Month BKBM	(163,523)

						$(961,153)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank NA:
Advanced Micro Devices, Inc., 7.75%, 8/01/20, 3/20/19*	(5.00)%	12.29%	$280	$55,353	$18,186	$37,167
Sprint Communications, Inc., 8.375%, 8/15/17, 6/20/19*	(5.00)	4.26	534	(15,681)	(26,418)	10,737

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sprint Communications, Inc., 8.375%, 8/15/17, 6/20/19*	(5.00)%	4.26%	$466	$(13,684)	$(22,233)	$8,549
Sale Contracts
Bank of America, NA:
CDX-NAIG Series 19, 5 Year Index, 12/20/17*	1.00	0.33	3,200	54,478	1,458	53,020
Credit Suisse International:
Kohl’s Corp., 6.25% 12/15/17, 6/20/19*	1.00	0.58	123	2,020	(1,294)	3,314
Kohl’s Corp., 6.25% 12/15/17, 6/20/19*	1.00	0.58	49	810	(518)	1,328
Kohl’s Corp., 6.25% 12/15/17, 6/20/19*	1.00	0.58	50	815	(522)	1,337
Kohl’s Corp., 6.25% 12/15/17, 6/20/19*	1.00	0.58	72	1,175	(676)	1,851
Deutsche Bank AG:
Anadarko Petroleum Corp., 5.95% 9/15/16, 9/20/17*	1.00	0.47	440	5,536	(6,606)	12,142

				$90,822	$(38,623)	$129,445

*	Termination date

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$7,300	1/15/16	CPI #	0.970%		$78,970
Citibank, NA	7,300	1/15/16	0.945%	CPI	#	(76,903)
Deutsche Bank AG	3,460	7/15/18	1.440%	CPI	#	24,355
JPMorgan Chase Bank, NA	8,710	1/15/20	1.795%	CPI	#	(75,323)

						$(48,901)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	$1,100	2/21/42	2.813%	3 Month LIBOR	$(35,374)
Morgan Stanley Capital Services LLC	830	3/06/42	2.804%	3 Month LIBOR	(24,575)

					$(59,949)

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at July 31, 2015
Bank of America	0.32%	8/24/15	$20,595,113
Bank of America	0.32%	10/22/15	19,286,185
Bank of America+	0.00%	—	7,025,944
HSBC	0.30%	10/15/15	21,078,512
HSBC	0.30%	10/22/15	25,941,391
HSBC	0.32%	10/26/15	10,038,785
HSBC+	0.29%	—	11,569,695
JPMorgan Chase	0.23%	10/08/15	3,588,096
JPMorgan Chase	0.28%	10/14/15	13,783,930

			$132,907,651

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on July 31, 2015
(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the aggregate market value of these securities amounted to $55,169,287 or 15.9% of net assets.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Floating Rate Security. Stated interest rate was in effect at July 31, 2015.
(f)	Illiquid security.
(g)	IO - Interest Only
(h)	Security is in default and is non-income producing.
(i)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of July 31, 2015, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	1/27/14	$363,153	$6,648	0.00%

(j)	Restricted and illiquid security.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt Logan Re Ltd. (Preference Shares	12/30/14	$500,000	$511,433	0.15%

(k)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(l)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(m)	As of July 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,069,282 and gross unrealized depreciation of investments was $(7,724,686), resulting in net unrealized depreciation of $(5,655,404).
(n)	An amount of U.S. $461,995 has been segregated to collateralize margin requirements for the open futures contracts at July 31, 2015.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
KRW	-	South Korean Won
NZD	-	New Zealand Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
BBSW	-	Bank Bill Swap Reference Rate (Australia)
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CDOR	-	Canadian Dealer Offered Rate
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
CPI	-	Consumer Price Index
GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
LCH	-	London Clearing House
REIT	-	Real Estate Investment Trust
TIPS	-	Treasury Inflation Protected Security

AB Bond Fund, Inc. - AB Bond Inflation Strategy

July 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of July 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Inflation-Linked Securities	$	– 0	–	$332,104,984		$	– 0	–	$332,104,984
Corporates - Investment Grade		– 0	–	64,150,228			– 0	–	64,150,228
Asset-Backed Securities		– 0	–	34,059,977			3,781,483		37,841,460
Commercial Mortgage-Backed Securities		– 0	–	26,283,738			5,438,626		31,722,364
Corporates - Non-Investment Grade		– 0	–	9,753,958			– 0	–	9,753,958
Collateralized Mortgage Obligations		– 0	–	258,266			7,264,840		7,523,106
Governments - Sovereign Agencies		– 0	–	2,300,022			– 0	–	2,300,022
Quasi-Sovereigns		– 0	–	1,442,461			– 0	–	1,442,461
Governments - Treasuries		– 0	–	1,369,686			– 0	–	1,369,686
Emerging Markets - Corporate Bonds		– 0	–	603,203			– 0	–	603,203
Governments - Sovereign Bonds		– 0	–	588,300			– 0	–	588,300
Common Stocks		– 0	–	– 0	–		511,433		511,433
Preferred Stocks		54,600		– 0	–		– 0	–	54,600
Short-Term Investments		167,531		– 0	–		– 0	–	167,531

Total Investments in Securities		222,131		472,914,823			16,996,382		490,133,336

Other Financial Instruments* :
Assets:
Futures	107,504		– 0	–	– 0	–	107,504
Forward Currency Exchange Contracts	– 0	–	397,377		– 0	–	397,377
Centrally Cleared Interest Rate Swaps	– 0	–	530,357		– 0	–	530,357
Credit Default Swaps	– 0	–	129,445		– 0	–	129,445
Inflation (CPI) Swaps	– 0	–	103,325		– 0	–	103,325
Liabilities:
Futures	(308,312)		– 0	–	– 0	–	(308,312)
Forward Currency Exchange Contracts	– 0	–	(144,858)		– 0	–	(144,858)
Centrally Cleared Credit Default Swaps	– 0	–	(329,519)		– 0	–	(329,519)
Centrally Cleared Interest Rate Swaps	– 0	–	(1,491,510)		– 0	–	(1,491,510)
Inflation (CPI) Swaps	– 0	–	(152,226)		– 0	–	(152,226)
Interest Rate Swaps	– 0	–	(59,949)		– 0	–	(59,949)

Total^	$21,323		$471,897,265		$16,996,382		$488,914,970

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 10/31/14	$2,818,092		$3,965,975		$3,714,288
Accrued discounts/(premiums)	58		(14,701)		248
Realized gain (loss)	10		(1,172)		19,673
Change in unrealized appreciation/depreciation	(360)		(97,007)		(11,107)
Purchases/Payups	1,654,640		1,602,486		5,084,255
Sales/Paydowns	(477,386)		(16,955)		(1,542,517)
Transfers in to Level 3	853,261		– 0	–	– 0	–
Transfers out of Level 3	(1,066,832)		– 0	–	– 0	–

Balance as of 7/31/15	$3,781,483		$5,438,626		$7,264,840

Net change in unrealized appreciation/depreciation from investments held as of 7/31/15	$(360)		$(97,007)		$(13,573)

	Common Stocks		Total
Balance as of 10/31/14	$ – 0	–	$10,498,355
Accrued discounts/(premiums)	– 0	–	(14,395)
Realized gain (loss)	– 0	–	18,511
Change in unrealized appreciation/depreciation	11,433		(97,041)
Purchases/Payups	500,000		8,841,381
Sales/Paydowns	– 0	–	(2,036,858)
Transfers in to Level 3	– 0	–	853,261
Transfers out of Level 3	– 0	–	(1,066,832)

Balance as of 7/31/15	$511,433		$16,996,382	+

Net change in unrealized appreciation/depreciation from investments held as of 7/31/15	$11,433		$(99,507)

+	There were de minimis transfers under 1% of net assets during the reporting period.

As of July 31, 2015, all Level 3 securities were priced by third party vendors or using prior transaction prices, which approximates fair value.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Government Reserves Portfolio

July 31, 2015 (unaudited)

	Yield*	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 99.9%
U.S. Government & Government Sponsored Agency Obligations - 98.0%
Federal Farm Credit Banks
2/19/16 (a)	0.128%	$13,500	$13,499,545
12/07/15 (a)	0.128%	5,000	4,999,784
3/15/16 (a)	0.137%	15,000	15,002,619
4/18/16 (a)	0.138%	10,000	9,999,415
2/01/16 (a)	0.139%	5,000	4,999,907
8/21/15 (a)	0.146%	3,000	2,999,963
4/15/16 (a)	0.157%	10,000	10,003,115
4/04/16 (a)	0.160%	2,500	2,499,847
9/09/15	0.190%	500	500,020
10/01/15	0.190%	20,000	20,002,786
9/18/15 (a)	0.211%	995	995,091
9/22/15 (a)	0.214%	1,830	1,830,321
9/18/15 (a)	0.218%	320	320,025
10/26/15 (a)	0.221%	5,000	5,001,252
9/01/15 (a)	0.230%	600	600,019
2/24/16 (a)	0.237%	250	250,129
8/03/15 (a)	0.340%	2,400	2,400,000
Federal Home Loan Bank
1/15/16 (a)	0.117%	20,000	20,000,000
8/14/15	0.125%	500	499,994
10/14/15 (a)	0.151%	3,000	3,000,031
12/11/15	0.160%	5,000	4,999,547
10/07/15 (a)	0.179%	10,000	10,000,480
9/29/15	0.190%	20,000	20,003,135
8/19/15 (a)	0.200%	5,000	5,000,134
8/14/15 (a)	0.220%	7,000	7,000,172
8/28/15	0.375%	1,605	1,605,232
9/11/15	1.750%	1,405	1,407,399
Federal Home Loan Bank Discount Note
8/26/15	0.068%	5,346	5,345,768
8/26/15	0.069%	1,054	1,053,954
9/21/15	0.080%	10,000	9,998,911
9/04/15	0.084%	10,000	9,999,253
9/23/15	0.087%	10,664	10,662,686
10/14/15	0.090%	20,000	19,996,400
10/02/15	0.092%	25,000	24,996,167
8/05/15	0.093%	12,472	12,471,936
10/09/15	0.094%	10,479	10,477,167
10/09/15	0.095%	1,236	1,235,781
10/21/15	0.095%	20,000	19,995,831
8/12/15	0.096%	15,000	14,999,640
8/14/15	0.099%	15,000	14,999,546
9/02/15	0.100%	800	799,933
Federal Home Loan Mortgage Corp.
10/16/15 (a)	0.167%	31,520	31,522,598
11/25/15 (a)	0.181%	10,000	10,001,252
9/04/15	0.450%	6,300	6,301,786
9/25/15	0.500%	1,550	1,550,687
9/10/15	1.750%	13,962	13,985,433

	Yield*	Principal Amount (000)	U.S. $ Value
Federal Home Loan Mortgage Corp. Discount Note
9/02/15	0.100%	$1,000	$999,917
9/11/15	0.105%	3,000	2,999,659
Federal National Mortgage Association
1/20/16 (a)	0.460%	640	640,871
9/28/15	0.500%	5,255	5,258,172
10/26/15	1.625%	2,143	2,150,078
9/21/15	2.000%	3,800	3,809,225
9/28/15	2.000%	1,864	1,869,291
9/28/15	0.500%	1,000	1,000,596
Federal National Mortgage Association Discount Note
1/06/16	0.148%	16,750	16,739,258
9/16/15	0.160%	4,800	4,799,061
2/01/16	0.190%	720	719,308
U.S. Treasury Notes
1/31/16 (a)	0.095%	20,000	19,999,773
4/30/16 (a)	0.119%	10,000	10,001,354
8/15/15	0.250%	7,500	7,500,386
9/15/15	0.250%	27,500	27,504,511
8/31/15	1.250%	7,500	7,506,524
1/31/16	2.000%	10,000	10,089,443

			513,402,118

Repurchase Agreements - 1.9%
Toronto Dominion Bank, (The) 0.13%, dated 7/31/2015 due 8/3/15 in the amount of $9,800,106 (collateralized by $9,785,600 U.S. Treasury Notes, 2.00%, due 9/30/20, value $9,996,056) (cost $9,800,000)		9,800	9,800,000

Total Investments - 99.9% (cost $523,202,118) (b)			523,202,118
Other assets less liabilities - 0.1%			310,916

Net Assets - 100.0%			$523,513,034

*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.

(a)	Floating Rate Security. Stated interest rate was in effect at July 31, 2015.
(b)	As of July 31, 2015, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

AB Bond Fund, Inc. - AB Government Reserves Portfolio

July 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Short-Term Investments:
U.S. Government & Government Sponsored Agency Obligations	$	– 0	–	$513,402,118		$	– 0	–	$513,402,118
Repurchase Agreements		9,800,000		– 0	–		– 0	–	9,800,000

Total Investments in Securities		9,800,000		513,402,118			– 0	–	523,202,118
Other Financial Instruments*		– 0	–	– 0	–		– 0	–	– 0	–

Total^		$9,800,000		$513,402,118		$	– 0	–	$523,202,118

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Bond Fund, Inc. - AB High Yield Portfolio

Portfolio of Investments

July 31, 2015 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 75.0%
Industrial - 60.0%
Basic - 4.4%
AK Steel Corp.
7.625%, 5/15/20	U.S.$	6	$4,275
8.75%, 12/01/18		20	20,300
Aleris International, Inc.
7.625%, 2/15/18		15	15,129
7.875%, 11/01/20		10	10,126
ArcelorMittal
5.125%, 6/01/20		10	10,025
6.125%, 6/01/18-6/01/25		79	82,991
6.25%, 3/01/21		10	10,100
7.75%, 10/15/39		51	49,215
Arch Coal, Inc.
7.25%, 6/15/21		30	3,300
Ashland, Inc.
3.875%, 4/15/18		45	46,375
4.75%, 8/15/22		10	10,088
Axiall Corp.
4.875%, 5/15/23		40	38,500
Chemours Co. (The)
7.00%, 5/15/25 (a)		13	11,403
Cliffs Natural Resources, Inc.
7.75%, 3/31/20 (a)		18	8,415
8.25%, 3/31/20 (a)		17	15,470
Commercial Metals Co.
6.50%, 7/15/17		25	26,625
FMG Resources August 206 Pty Ltd.
6.875%, 4/01/22 (a)		25	14,440
9.75%, 3/01/22 (a)		14	12,880
Hexion, Inc.
8.875%, 2/01/18		9	7,830
Huntsman International LLC
4.875%, 11/15/20		10	9,800
5.125%, 11/15/22 (a)		35	33,775
JMC Steel Group, Inc.
8.25%, 3/15/18 (a)		10	8,875
Lundin Mining Corp.
7.50%, 11/01/20 (a)		8	8,120
7.875%, 11/01/22 (a)		15	15,262
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (b)(c)		35	8,750
Momentive Performance Materials, Inc.
3.88%, 10/24/21		40	34,700
8.875%, 10/15/20 (d)(e)(f)		40	0
Novelis, Inc.
8.75%, 12/15/20		30	31,650
Peabody Energy Corp.
6.00%, 11/15/18		62	22,630
Ryerson, Inc./Joseph T. Ryerson & Son, Inc.
9.00%, 10/15/17		40	39,500
Smurfit Kappa Treasury Funding Ltd.
7.50%, 11/20/25		40	49,700

	Principal Amount (000)		U.S. $ Value
Steel Dynamics, Inc.
5.125%, 10/01/21	U.S.$	15	$14,963
6.125%, 8/15/19		35	36,750
Thompson Creek Metals Co., Inc.
7.375%, 6/01/18		8	5,820
9.75%, 12/01/17		30	28,650
Univar USA, Inc.
6.75%, 7/15/23 (a)		14	14,070
W.R. Grace & Co.-Conn
5.125%, 10/01/21 (a)		12	12,120

			772,622

Capital Goods - 6.7%
Apex Tool Group LLC
7.00%, 2/01/21 (a)		20	17,900
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.00%, 6/30/21 (a)		200	199,250
Berry Plastics Corp.
5.125%, 7/15/23		7	6,878
5.50%, 5/15/22		20	20,200
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer
6.00%, 6/15/17 (a)		10	9,950
Bombardier, Inc.
6.00%, 10/15/22 (a)		35	28,481
6.125%, 1/15/23 (a)		74	59,940
7.50%, 3/15/25 (a)		42	34,755
CNH Industrial Capital LLC
3.375%, 7/15/19		15	14,756
3.625%, 4/15/18		60	60,738
EnerSys
5.00%, 4/30/23 (a)		10	9,800
EnPro Industries, Inc.
5.875%, 9/15/22		16	16,160
Gardner Denver, Inc.
6.875%, 8/15/21 (a)		11	9,762
HD Supply, Inc.
7.50%, 7/15/20		28	29,890
11.50%, 7/15/20		15	17,428
KLX, Inc.
5.875%, 12/01/22 (a)		40	40,200
Manitowoc Co., Inc. (The)
8.50%, 11/01/20		30	31,537
Masco Corp.
7.125%, 3/15/20		30	34,950
Nuverra Environmental Solutions, Inc.
9.875%, 4/15/18		8	5,720
Owens-Illinois, Inc.
7.80%, 5/15/18		25	28,000
Pactiv LLC
7.95%, 12/15/25		31	29,760
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
8.25%, 2/15/21		100	103,750

	Principal Amount (000)		U.S. $ Value
9.00%, 4/15/19	U.S.$	100	$102,875
Sealed Air Corp.
4.875%, 12/01/22 (a)		5	5,019
6.875%, 7/15/33 (a)		75	76,500
SPX Corp.
6.875%, 9/01/17		55	59,056
Summit Materials LLC/Summit Materials Finance Corp.
10.50%, 1/31/20		16	17,280
TransDigm, Inc.
6.00%, 7/15/22		30	29,925
6.50%, 7/15/24		20	20,100
United Rentals North America, Inc.
5.50%, 7/15/25		39	37,294
5.75%, 11/15/24		30	29,325

			1,187,179

Communications - Media - 8.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125%, 2/15/23		60	59,475
5.375%, 5/01/25 (a)		7	6,895
5.75%, 1/15/24		8	8,145
5.875%, 5/01/27 (a)		14	13,869
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, 12/15/21 (a)		39	36,221
Clear Channel Worldwide Holdings, Inc.
Series B
6.50%, 11/15/22		35	36,488
7.625%, 3/15/20		31	32,569
CSC Holdings LLC
5.25%, 6/01/24		20	18,525
7.625%, 7/15/18		60	66,150
DISH DBS Corp.
5.875%, 11/15/24		45	43,650
6.75%, 6/01/21		105	111,037
Hughes Satellite Systems Corp.
7.625%, 6/15/21		50	55,312
iHeartCommunications, Inc.
6.875%, 6/15/18		70	62,650
9.00%, 12/15/19-9/15/22		60	56,388
Intelsat Jackson Holdings SA
5.50%, 8/01/23		95	86,212
7.25%, 10/15/20		65	64,431
Mediacom Broadband LLC/Mediacom Broadband Corp.
6.375%, 4/01/23		20	19,900
Nexstar Broadcasting, Inc.
6.875%, 11/15/20		17	18,020
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/01/21 (a)		20	20,500
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 4/15/22 (a)		35	34,694
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.625%, 2/15/24 (a)		10	10,200

	Principal Amount (000)		U.S. $ Value
Radio One, Inc.
7.375%, 4/15/22 (a)	U.S.$	20	$19,550
9.25%, 2/15/20 (a)		26	23,855
RR Donnelley & Sons Co.
7.25%, 5/15/18		30	32,888
8.25%, 3/15/19		20	22,850
Sinclair Television Group, Inc.
5.375%, 4/01/21		20	20,350
5.625%, 8/01/24 (a)		50	49,188
6.125%, 10/01/22		26	26,845
Sirius XM Radio, Inc.
4.625%, 5/15/23 (a)		10	9,625
5.375%, 4/15/25 (a)		20	19,950
6.00%, 7/15/24 (a)		51	53,167
Starz LLC/Starz Finance Corp.
5.00%, 9/15/19		55	55,962
TEGNA, Inc.
4.875%, 9/15/21 (a)		35	35,088
5.125%, 7/15/20		5	5,213
5.50%, 9/15/24 (a)		7	7,035
6.375%, 10/15/23		40	42,300
Time, Inc.
5.75%, 4/15/22 (a)		50	48,000
Townsquare Media, Inc.
6.50%, 4/01/23 (a)		19	18,905
Univision Communications, Inc.
5.125%, 5/15/23-2/15/25 (a)		98	98,245
Videotron Ltd.
5.00%, 7/15/22		55	55,629

			1,505,976

Communications - Telecommunications - 6.0%
CenturyLink, Inc.
Series T
5.80%, 3/15/22		10	9,713
Series U
7.65%, 3/15/42		70	61,950
Series W
6.75%, 12/01/23		27	27,067
Commscope Technologies Finance LLC
6.00%, 6/15/25 (a)		8	7,900
CommScope, Inc.
5.50%, 6/15/24 (a)		14	13,703
Frontier Communications Corp.
6.25%, 9/15/21		34	31,365
7.125%, 3/15/19		20	20,450
7.625%, 4/15/24		30	27,300
7.875%, 1/15/27		10	8,763
8.125%, 10/01/18		15	16,125
9.00%, 8/15/31		10	9,125
Level 3 Financing, Inc.
7.00%, 6/01/20		40	42,200
SBA Communications Corp.
5.625%, 10/01/19		20	20,950

	Principal Amount (000)		U.S. $ Value
Sprint Capital Corp.
6.875%, 11/15/28	U.S.$	15	$12,713
8.75%, 3/15/32		45	42,581
Sprint Communications, Inc.
6.00%, 11/15/22		40	35,140
9.00%, 11/15/18 (a)		85	95,200
Sprint Corp.
7.125%, 6/15/24		10	9,150
7.25%, 9/15/21		30	28,687
7.625%, 2/15/25		56	51,940
7.875%, 9/15/23		85	81,494
T-Mobile USA, Inc.
6.25%, 4/01/21		50	52,375
6.375%, 3/01/25		85	89,144
6.542%, 4/28/20		55	57,937
Telecom Italia Capital SA
6.375%, 11/15/33		110	113,300
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.125%, 9/01/20 (a)		10	10,225
Windstream Services LLC
6.375%, 8/01/23		21	16,275
7.50%, 4/01/23		20	16,300
Zayo Group LLC/Zayo Capital, Inc.
6.00%, 4/01/23 (a)		42	42,136

			1,051,208

Consumer Cyclical - Automotive - 1.3%
Affinia Group, Inc.
7.75%, 5/01/21		30	31,275
Banque PSA Finance SA
4.375%, 4/04/16 (a)		30	30,525
Commercial Vehicle Group, Inc.
7.875%, 4/15/19		50	51,500
Gates Global LLC/Gates Global Co.
6.00%, 7/15/22 (a)		35	31,063
LKQ Corp.
4.75%, 5/15/23		55	52,388
Navistar International Corp.
8.25%, 11/01/21		20	18,888
Titan International, Inc.
6.875%, 10/01/20		20	17,682

			233,321

Consumer Cyclical - Entertainment - 0.3%
AMC Entertainment, Inc.
5.75%, 6/15/25		17	16,915
Regal Entertainment Group
5.75%, 3/15/22		20	20,500
Royal Caribbean Cruises Ltd.
7.25%, 3/15/18		15	16,480

			53,895

Consumer Cyclical - Other - 3.5%
Beazer Homes USA, Inc.
5.75%, 6/15/19		20	19,900

	Principal Amount (000)		U.S. $ Value
Boyd Gaming Corp.
9.00%, 7/01/20	U.S.$	50	$54,375
Caesars Entertainment Operating Co., Inc.
9.00%, 2/15/20 (c)		5	4,138
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope
8.00%, 10/01/20		20	19,100
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc.
9.375%, 5/01/22		20	15,500
DR Horton, Inc.
6.50%, 4/15/16		60	61,500
Eldorado Resorts, Inc.
7.00%, 8/01/23 (a)		16	16,040
International Game Technology
7.50%, 6/15/19		35	37,450
Isle of Capri Casinos, Inc.
5.875%, 3/15/21		9	9,338
KB Home
4.75%, 5/15/19		15	14,962
Lennar Corp.
Series B
6.50%, 4/15/16		50	51,375
M/I Homes, Inc.
8.625%, 11/15/18		40	41,200
Marina District Finance Co., Inc.
9.875%, 8/15/18		20	20,540
MDC Holdings, Inc.
5.50%, 1/15/24		5	5,082
6.00%, 1/15/43		7	5,915
Meritage Homes Corp.
6.00%, 6/01/25 (a)		33	33,330
7.00%, 4/01/22		4	4,260
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/01/18 (a)		25	25,562
PulteGroup, Inc.
6.00%, 2/15/35		30	29,250
6.375%, 5/15/33		4	4,060
7.875%, 6/15/32		4	4,600
Ryland Group, Inc. (The)
6.625%, 5/01/20		20	22,262
Scientific Games International, Inc.
7.00%, 1/01/22 (a)		18	18,652
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (a)		4	4,060
6.125%, 4/01/25 (a)		32	32,720
Standard Pacific Corp.
8.375%, 5/15/18		15	17,137
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
5.875%, 4/15/23 (a)		14	14,018
Toll Brothers Finance Corp.
4.00%, 12/31/18		10	10,275

	Principal Amount (000)		U.S. $ Value
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 3/01/25 (a)	U.S.$	13	$12,513

			609,114

Consumer Cyclical - Restaurants - 0.2%
1011778 B.C. ULC/New Red Finance, Inc.
4.625%, 1/15/22 (a)		16	16,000
6.00%, 4/01/22 (a)		22	22,711

			38,711

Consumer Cyclical - Retailers - 2.9%
American Tire Distributors, Inc.
10.25%, 3/01/22 (a)		50	52,125
Argos Merger Sub, Inc.
7.125%, 3/15/23 (a)		35	37,013
Cash America International, Inc.
5.75%, 5/15/18		30	30,150
Dollar Tree, Inc.
5.75%, 3/01/23 (a)		48	50,640
Group 1 Automotive, Inc.
5.00%, 6/01/22		30	30,000
L Brands, Inc.
8.50%, 6/15/19		50	58,812
Levi Strauss & Co.
5.00%, 5/01/25		42	40,530
6.875%, 5/01/22		15	16,181
Neiman Marcus Group Ltd. LLC
8.75% (8.75% Cash or 9.50% PIK), 10/15/21 (a)(g)		16	17,160
Rite Aid Corp.
6.125%, 4/01/23 (a)		90	93,487
Serta Simmons Bedding LLC
8.125%, 10/01/20 (a)		33	34,939
Sonic Automotive, Inc.
5.00%, 5/15/23		45	44,100
Wolverine World Wide, Inc.
6.125%, 10/15/20		10	10,525

			515,662

Consumer Non-Cyclical - 10.0%
Air Medical Merger Sub Corp.
6.375%, 5/15/23 (a)		30	28,050
Alere, Inc.
6.375%, 7/01/23 (a)		7	7,280
8.625%, 10/01/18		40	41,250
Amsurg Corp.
5.625%, 7/15/22		20	20,571
BI-LO LLC/BI-LO Finance Corp.
8.625% (8.625% Cash or 9.375% PIK), 9/15/18 (a)(g)		19	17,243
9.25%, 2/15/19 (a)		20	20,300

	Principal Amount (000)		U.S. $ Value
Capsugel SA
7.00% (7.00% Cash or 7.75% PIK), 5/15/19 (a)(g)	U.S.$	36	$36,450
CHS/Community Health Systems, Inc.
6.875%, 2/01/22		115	123,050
Concordia Healthcare Corp.
7.00%, 4/15/23 (a)		9	9,169
Constellation Brands, Inc.
7.25%, 5/15/17		40	43,400
DaVita HealthCare Partners, Inc.
5.00%, 5/01/25		33	32,629
Endo Finance LLC
5.75%, 1/15/22 (a)		10	10,300
Envision Healthcare Corp.
5.125%, 7/01/22 (a)		20	20,200
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		30	28,500
HCA, Inc.
4.25%, 10/15/19		153	157,494
5.375%, 2/01/25		19	19,428
6.50%, 2/15/20		80	89,450
HRG Group, Inc.
7.875%, 7/15/19 (a)		13	13,780
7.875%, 7/15/19		48	50,732
Jaguar Holding Co. I
9.375% (9.375% Cash or 10.125% PIK), 10/15/17 (a)(g)		22	22,468
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.
9.50%, 12/01/19 (a)		50	53,250
Kindred Healthcare, Inc.
8.00%, 1/15/20 (a)		35	37,887
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/18		50	53,187
Mallinckrodt International Finance SA
3.50%, 4/15/18		11	11,028
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.875%, 4/15/20 (a)		10	10,292
5.50%, 4/15/25 (a)		6	6,045
5.75%, 8/01/22 (a)		18	18,765
MPH Acquisition Holdings LLC
6.625%, 4/01/22 (a)		10	10,350
Par Pharmaceutical Cos., Inc.
7.375%, 10/15/20		20	21,225
Post Holdings, Inc.
7.375%, 2/15/22		40	40,900
PRA Holdings, Inc.
9.50%, 10/01/23 (a)		30	33,225
Quintiles Transnational Corp.
4.875%, 5/15/23 (a)		18	18,259
RSI Home Products, Inc.
6.50%, 3/15/23 (a)		52	53,560

	Principal Amount (000)		U.S. $ Value
Smithfield Foods, Inc.
5.25%, 8/01/18 (a)	U.S.$	25	$25,537
5.875%, 8/01/21 (a)		30	31,312
6.625%, 8/15/22		20	21,379
Spectrum Brands, Inc.
5.75%, 7/15/25 (a)		15	15,447
6.125%, 12/15/24 (a)		7	7,273
6.375%, 11/15/20		30	31,950
6.625%, 11/15/22		20	21,400
Sterigenics-Nordion Holdings LLC
6.50%, 5/15/23 (a)		5	5,113
Sun Products Corp. (The)
7.75%, 3/15/21 (a)		20	18,150
Tenet Healthcare Corp.
4.50%, 4/01/21		25	25,125
6.875%, 11/15/31		72	67,680
8.00%, 8/01/20		60	62,550
8.125%, 4/01/22		23	25,803
Valeant Pharmaceuticals International, Inc.
5.50%, 3/01/23 (a)		30	30,675
5.875%, 5/15/23 (a)		57	59,137
6.125%, 4/15/25 (a)		141	147,697

			1,755,945

Energy - 9.2%
American Energy-Permian Basin LLC/AEPB Finance Corp.
7.125%, 11/01/20 (a)		10	6,050
Antero Resources Corp.
5.125%, 12/01/22		45	42,525
5.625%, 6/01/23 (a)		10	9,625
Approach Resources, Inc.
7.00%, 6/15/21		10	8,475
Baytex Energy Corp.
5.625%, 6/01/24 (a)		20	17,200
Berry Petroleum Co. LLC
6.375%, 9/15/22		34	22,780
Bonanza Creek Energy, Inc.
5.75%, 2/01/23		3	2,430
6.75%, 4/15/21		8	6,920
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.875%, 4/15/22		19	13,110
California Resources Corp.
5.00%, 1/15/20		19	16,292
6.00%, 11/15/24		24	19,440
Carrizo Oil & Gas, Inc.
7.50%, 9/15/20		25	25,125
Chaparral Energy, Inc.
7.625%, 11/15/22		15	8,775
CHC Helicopter SA
9.25%, 10/15/20		41	25,920
Chesapeake Energy Corp.
2.50%, 5/15/37 (h)		60	53,850
4.875%, 4/15/22		20	16,100
6.875%, 11/15/20		35	31,412

	Principal Amount (000)		U.S. $ Value
Cobalt International Energy, Inc.
2.625%, 12/01/19 (h)	U.S.$	24	$16,110
Concho Resources, Inc.
5.50%, 4/01/23		30	30,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.25%, 4/01/23 (a)		16	16,080
DCP Midstream Operating LP
3.875%, 3/15/23		10	8,473
5.60%, 4/01/44		16	13,176
Denbury Resources, Inc.
4.625%, 7/15/23		62	44,640
5.50%, 5/01/22		18	14,265
Diamondback Energy, Inc.
7.625%, 10/01/21		8	8,480
Energy Transfer Equity LP
5.875%, 1/15/24		20	20,350
7.50%, 10/15/20		16	17,920
Energy XXI Gulf Coast, Inc.
6.875%, 3/15/24		35	7,613
7.75%, 6/15/19		10	2,500
11.00%, 3/15/20 (a)		13	9,815
EP Energy LLC/Everest Acquisition Finance, Inc.
7.75%, 9/01/22		20	19,950
9.375%, 5/01/20		7	7,228
EXCO Resources, Inc.
7.50%, 9/15/18		5	2,250
8.50%, 4/15/22		7	2,380
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22		50	46,875
Gulfport Energy Corp.
6.625%, 5/01/23 (a)		18	18,000
Halcon Resources Corp.
8.875%, 5/15/21		17	8,840
9.75%, 7/15/20		8	4,320
Hornbeck Offshore Services, Inc.
5.875%, 4/01/20		30	25,350
Jones Energy Holdings LLC/Jones Energy Finance Corp.
6.75%, 4/01/22		39	35,490
Jupiter Resources, Inc.
8.50%, 10/01/22 (a)		28	19,040
Laredo Petroleum, Inc.
7.375%, 5/01/22		30	30,525
Legacy Reserves LP/Legacy Reserves Finance Corp.
6.625%, 12/01/21		30	23,250
8.00%, 12/01/20		10	8,400
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19		52	31,492
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.875%, 12/01/24-6/01/25		30	29,225
Memorial Resource Development Corp.
5.875%, 7/01/22		20	18,850

	Principal Amount (000)		U.S. $ Value
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC
9.25%, 6/01/21	U.S.$	20	$6,900
Newfield Exploration Co.
5.375%, 1/01/26		20	19,200
5.625%, 7/01/24		16	15,680
Northern Blizzard Resources, Inc.
7.25%, 2/01/22 (a)		38	35,530
Oasis Petroleum, Inc.
6.875%, 3/15/22		20	18,400
Offshore Group Investment Ltd.
7.50%, 11/01/19		30	16,050
Paragon Offshore PLC
7.25%, 8/15/24 (a)		60	18,712
PHI, Inc.
5.25%, 3/15/19		30	27,225
Precision Drilling Corp.
6.50%, 12/15/21		20	18,950
QEP Resources, Inc.
5.375%, 10/01/22		60	56,100
Range Resources Corp.
4.875%, 5/15/25 (a)		27	25,920
Sabine Oil & Gas Corp.
7.25%, 6/15/19 (c)		20	4,300
Sabine Pass Liquefaction LLC
5.625%, 3/01/25 (a)		50	49,250
5.75%, 5/15/24		100	99,437
SandRidge Energy, Inc.
7.50%, 2/15/23		15	4,575
Seven Generations Energy Ltd.
6.75%, 5/01/23 (a)		7	6,843
8.25%, 5/15/20 (a)		30	30,750
SM Energy Co.
5.00%, 1/15/24		20	18,300
5.625%, 6/01/25		29	27,405
Southern Star Central Corp.
5.125%, 7/15/22 (a)		20	20,300
Swift Energy Co.
7.875%, 3/01/22		15	3,750
Tervita Corp.
8.00%, 11/15/18 (a)		15	13,200
10.875%, 2/15/18 (a)		20	11,900
Transocean, Inc.
3.00%, 10/15/17		40	37,520
6.80%, 3/15/38		45	31,050
Triangle USA Petroleum Corp.
6.75%, 7/15/22 (a)		20	13,600
Vanguard Natural Resources LLC/VNR Finance Corp.
7.875%, 4/01/20		10	8,928
W&T Offshore, Inc.
8.50%, 6/15/19		15	9,113
Whiting Petroleum Corp.
5.00%, 3/15/19		20	19,200
5.75%, 3/15/21		12	16,575
6.25%, 4/01/23		36	35,100

	Principal Amount (000)		U.S. $ Value
WPX Energy, Inc.
6.00%, 1/15/22	U.S.$	15	$14,025
8.25%, 8/01/23		10	10,163

			1,610,867

Other Industrial - 1.3%
General Cable Corp.
4.50%, 11/15/29 (h)(i)		17	12,718
5.75%, 10/01/22		20	18,350
Interline Brands, Inc.
10.00% (10.00% Cash or 10.75% PIK), 11/15/18 (g)		24	25,308
Laureate Education, Inc.
10.00%, 9/01/19 (a)		45	42,356
Modular Space Corp.
10.25%, 1/31/19 (a)		23	17,940
NANA Development Corp.
9.50%, 3/15/19 (a)		45	42,300
New Enterprise Stone & Lime Co., Inc.
11.00%, 9/01/18		30	26,850
13.00% (6.00% Cash and 7.00% PIK), 3/15/18 (g)		21	23,138
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 5/15/18 (a)		17	17,340

			226,300

Services - 0.7%
ADT Corp. (The)
2.25%, 7/15/17		15	14,944
4.125%, 4/15/19		20	20,325
6.25%, 10/15/21		20	21,200
IHS, Inc.
5.00%, 11/01/22 (a)		30	30,037
Mobile Mini, Inc.
7.875%, 12/01/20		20	20,800
ServiceMaster Co. LLC (The)
7.00%, 8/15/20		10	10,538

			117,844

Technology - 4.1%
Audatex North America, Inc.
6.00%, 6/15/21 (a)		10	10,212
6.125%, 11/01/23 (a)		30	29,325
Avaya, Inc.
7.00%, 4/01/19 (a)		35	33,775
10.50%, 3/01/21 (a)		30	24,375
Blackboard, Inc.
7.75%, 11/15/19 (a)		15	14,100
BMC Software Finance, Inc.
8.125%, 7/15/21 (a)		60	44,700
Brightstar Corp.
9.50%, 12/01/16 (a)		60	61,050

	Principal Amount (000)		U.S. $ Value
CDW LLC/CDW Finance Corp.
5.00%, 9/01/23	U.S.$	13	$12,911
5.50%, 12/01/24		29	29,145
Ceridian HCM Holding, Inc.
11.00%, 3/15/21 (a)		15	15,525
CommScope Holding Co., Inc.
6.625% (6.625% Cash or 7.375% PIK), 6/01/20 (a)(g)		10	10,400
Dell, Inc.
5.875%, 6/15/19		35	36,750
6.50%, 4/15/38		36	33,210
Energizer Holdings, Inc.
5.50%, 6/15/25 (a)		12	11,730
First Data Corp.
7.375%, 6/15/19 (a)		32	33,400
11.75%, 8/15/21		30	34,050
12.625%, 1/15/21		45	52,087
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125% (7.125% Cash or 7.875% PIK), 5/01/21 (a)(g)		20	19,650
Infor US, Inc.
6.50%, 5/15/22 (a)		20	20,450
Micron Technology, Inc.
5.50%, 2/01/25 (a)		71	68,781
MSCI, Inc.
5.25%, 11/15/24 (a)		17	17,335
Nokia Oyj
5.375%, 5/15/19		15	15,940
Open Text Corp.
5.625%, 1/15/23 (a)		12	11,970
Sabre GLBL, Inc.
5.375%, 4/15/23 (a)		9	8,955
Sanmina Corp.
4.375%, 6/01/19 (a)		32	32,480
SunGard Data Systems, Inc.
7.625%, 11/15/20		40	41,950

			724,256

Transportation - Airlines - 0.2%
Air Canada
6.75%, 10/01/19 (a)		15	15,900
8.75%, 4/01/20 (a)		20	22,079

			37,979

Transportation - Services - 0.6%
Hertz Corp. (The)
5.875%, 10/15/20		80	81,400
XPO Logistics, Inc.
6.50%, 6/15/22 (a)		20	19,675

			101,075

			10,541,954

	Principal Amount (000)		U.S. $ Value
Financial Institutions - 11.4%
Banking - 5.2%
ABN AMRO Bank NV
4.31%, 3/10/16 (j)	EUR	50	$55,338
Ally Financial, Inc.
4.125%, 3/30/20	U.S.$	85	85,637
8.00%, 12/31/18-11/01/31		50	58,200
Bank of America Corp.
Series AA
6.10%, 3/17/25 (j)		9	8,944
Series X
6.25%, 9/05/24 (j)		50	50,046
Series Z
6.50%, 10/23/24 (j)		11	11,358
Bank of Ireland
10.00%, 7/30/16 (a)	EUR	100	117,513
Barclays Bank PLC
6.86%, 6/15/32 (a)(j)	U.S.$	30	33,975
BBVA International Preferred SAU
4.952%, 9/20/16 (a)(j)	EUR	50	55,231
Citigroup, Inc.
5.95%, 1/30/23 (j)	U.S.$	46	45,598
Credit Agricole SA
7.589%, 1/30/20 (j)	GBP	50	86,086
HT1 Funding GmbH
6.352%, 6/30/17 (j)	EUR	40	44,556
Lloyds Bank PLC
4.385%, 5/12/17 (j)		50	57,197
Lloyds Banking Group PLC
6.657%, 5/21/37 (a)(j)	U.S.$	35	39,375
RBS Capital Trust C
4.243%, 1/12/16 (j)	EUR	35	38,343
Royal Bank of Scotland Group PLC
Series U
7.64%, 9/30/17 (j)	U.S.$	100	106,750
Zions Bancorporation
5.65%, 11/15/23		10	10,331
5.80%, 6/15/23 (j)		20	19,025

			923,503

Brokerage - 0.3%
E*TRADE Financial Corp.
4.625%, 9/15/23		30	29,850
5.375%, 11/15/22		15	15,637

			45,487

Finance - 4.1%
Artsonig Pty Ltd.
11.50% (11.50% Cash or 12.00% PIK), 4/01/19 (a)(g)		22	5,625
CIT Group, Inc.
3.875%, 2/19/19		20	20,100
5.25%, 3/15/18		95	98,562

	Principal Amount (000)		U.S. $ Value
5.50%, 2/15/19 (a)	U.S.$	65	$68,737
Creditcorp
12.00%, 7/15/18 (a)		20	16,500
Enova International, Inc.
9.75%, 6/01/21		40	37,200
International Lease Finance Corp.
5.875%, 4/01/19		70	74,900
8.25%, 12/15/20		55	65,863
8.75%, 3/15/17		20	21,812
8.875%, 9/01/17		40	44,550
Navient Corp.
4.625%, 9/25/17		20	19,875
4.875%, 6/17/19		50	47,750
5.00%, 10/26/20		30	27,675
7.25%, 1/25/22		35	34,563
8.00%, 3/25/20		80	83,200
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (a)		60	47,700

			714,612

Insurance - 0.8%
American Equity Investment Life Holding Co.
6.625%, 7/15/21		30	31,500
CNO Financial Group, Inc.
5.25%, 5/30/25		12	12,540
Genworth Holdings, Inc.
4.80%, 2/15/24		30	26,156
HUB International Ltd.
7.875%, 10/01/21 (a)		20	20,425
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		40	47,400

			138,021

Other Finance - 0.6%
ACE Cash Express, Inc.
11.00%, 2/01/19 (a)		10	4,800
CNG Holdings, Inc.
9.375%, 5/15/20 (a)		50	33,250
FTI Consulting, Inc.
6.75%, 10/01/20		30	31,162
iPayment, Inc.
9.50%, 12/15/19 (a)		6	6,048
Series AI
9.50%, 12/15/19		9	9,135
Speedy Group Holdings Corp.
12.00%, 11/15/17 (a)		30	26,850

			111,245

REITS - 0.4%
Communications Sales & Leasing, Inc.
6.00%, 4/15/23 (a)		23	21,965
8.25%, 10/15/23 (a)		31	29,644

	Principal Amount (000)		U.S. $ Value
FelCor Lodging LP
6.00%, 6/01/25 (a)	U.S.$	15	$15,450

			67,059

			1,999,927

Utility - 3.6%
Electric - 3.6%
AES Corp./VA
4.875%, 5/15/23		20	19,012
7.375%, 7/01/21		55	60,362
Calpine Corp.
5.75%, 1/15/25		54	52,650
7.875%, 1/15/23 (a)		41	43,998
DPL, Inc.
6.75%, 10/01/19		20	21,450
Dynegy, Inc.
6.75%, 11/01/19 (a)		45	46,463
7.375%, 11/01/22 (a)		35	36,208
7.625%, 11/01/24 (a)		25	25,813
FirstEnergy Corp.
Series A
2.75%, 3/15/18		20	20,258
Series C
7.375%, 11/15/31		20	24,535
GenOn Energy, Inc.
7.875%, 6/15/17		40	40,300
9.50%, 10/15/18		60	60,300
NRG Energy, Inc.
6.25%, 7/15/22		6	6,015
7.625%, 1/15/18		25	27,120
7.875%, 5/15/21		50	52,656
Series WI
6.25%, 5/01/24		44	43,230
Talen Energy Supply LLC
4.60%, 12/15/21		37	33,124
6.50%, 5/01/18		10	10,700
TerraForm Power Operating LLC
6.125%, 6/15/25 (a)		20	20,050

			644,244

Total Corporates - Non-Investment Grade (cost $13,861,015)			13,186,125

CORPORATES - INVESTMENT GRADE - 6.3%
Financial Institutions - 4.3%
Banking - 1.8%
HSBC Capital Funding LP/Jersey
10.176%, 6/30/30 (a)(j)		35	52,587
JPMorgan Chase & Co.
Series Q
5.15%, 5/01/23 (j)		20	18,946
Series R
6.00%, 8/01/23 (j)		20	19,800

	Principal Amount (000)		U.S. $ Value
Series S
6.75%, 2/01/24 (j)	U.S.$	7	$7,403
Nationwide Building Society
6.00%, 12/15/16 (j)	GBP	40	64,209
Standard Chartered PLC
6.409%, 1/30/17 (a)(j)	U.S.$	100	102,875
Wells Fargo & Co.
Series S
5.90%, 6/15/24 (j)		55	55,275

			321,095

Brokerage - 0.1%
GFI Group, Inc.
8.625%, 7/19/18		19	21,470

Insurance - 1.5%
Hartford Financial Services Group, Inc. (The)
8.125%, 6/15/38		40	45,100
MetLife, Inc.
Series C
5.25%, 6/15/20 (j)		49	48,877
Mitsui Sumitomo Insurance Co., Ltd.
7.00%, 3/15/72 (a)		50	57,906
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		20	30,548
Progressive Corp. (The)
6.70%, 6/15/37		25	26,063
Prudential Financial, Inc.
5.625%, 6/15/43		40	41,542
XLIT Ltd.
5.50%, 3/31/45		12	11,492

			261,528

REITS - 0.9%
DDR Corp.
7.875%, 9/01/20		40	48,760
EPR Properties
7.75%, 7/15/20		55	65,423
Senior Housing Properties Trust
6.75%, 12/15/21		30	34,185

			148,368

			752,461

Industrial - 1.9%
Basic - 0.3%
Freeport-McMoRan, Inc.
2.375%, 3/15/18		25	23,312
Teck Resources Ltd.
4.50%, 1/15/21		18	15,377
5.40%, 2/01/43		5	3,461
6.25%, 7/15/41		8	5,730

			47,880

	Principal Amount (000)		U.S. $ Value
Communications - Media - 0.3%
CCO Safari II LLC
4.908%, 7/23/25 (a)	U.S.$	20	$20,044
6.484%, 10/23/45 (a)		25	25,874

			45,918

Communications - Telecommunications - 0.3%
Embarq Corp.
7.995%, 6/01/36		30	32,784
Qwest Corp.
6.75%, 12/01/21		15	16,321

			49,105

Consumer Non-Cyclical - 0.2%
Forest Laboratories LLC
5.00%, 12/15/21 (a)		10	10,835
Kraft Heinz Foods Co.
4.875%, 2/15/25 (a)		27	28,924

			39,759

Energy - 0.8%
Cimarex Energy Co.
4.375%, 6/01/24		5	4,837
Enterprise Products Operating LLC
Series A
8.375%, 8/01/66		20	20,400
Kinder Morgan Finance Co. LLC
5.70%, 1/05/16		29	29,521
Kinder Morgan, Inc./DE
Series G
7.80%, 8/01/31		10	11,302
Noble Energy, Inc.
5.875%, 6/01/24		30	32,553
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		5	4,736
5.00%, 10/01/22		35	35,057
5.50%, 4/15/23		12	12,030

			150,436

			333,098

Utility - 0.1%
Electric - 0.1%
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67		20	17,510

Total Corporates - Investment Grade (cost $1,120,066)			1,103,069

	Principal Amount (000)		U.S. $ Value
BANK LOANS - 2.2%
Industrial - 1.2%
Basic - 0.4%
FMG Resources (August 2006) Pty LTD (FMG America Finance, Inc.)
6/30/19 (k)	U.S.$	20	$16,350
Ineos US Finance LLC
4.25%, 3/31/22 (l)		25	24,987
Magnetation LLC
12.00%, 11/11/15 (e)(g)(m)		37	35,545

			76,882

Consumer Cyclical - Entertainment - 0.0%
NCL Corporation Ltd. (aka Norwegian Cruise Lines)
4.00%, 11/19/21 (l)		4	3,884

Consumer Cyclical - Retailers - 0.1%
J. Crew Group, Inc.
3/05/21 (k)		10	8,194
Men’s Wearhouse, Inc., The
5.00%, 6/18/21 (l)		7	7,294

			15,488

Consumer Non-Cyclical - 0.4%
Air Medical Group Holdings, Inc.
4.50%, 4/28/22 (l)		13	13,226
Grifols Worldwide Operations Limited
3.19%, 2/27/21 (l)		10	9,924
Ortho-Clinical Diagnostics Holdings Luxembourg S.Ã€ R.L.
4.75%, 6/30/21 (l)		9	9,378
Pharmedium Healthcare Corporation
7.75%, 1/28/22 (l)		40	40,050

			72,578

Other Industrial - 0.3%
Atkore International, Inc.
7.75%, 10/09/21 (l)		25	23,469
Orbitz Worldwide, Inc.
4.50%, 4/15/21 (l)		19	18,727

			42,196

			211,028

Utility - 0.9%
Electric - 0.9%
Energy Future Intermediate Holding Company LLC (EFIH Finance Inc.)
4.25%, 6/19/16 (l)		150	150,687

Company	Principal Amount (000)		U.S. $ Value
Financial Institutions - 0.1%
Other Finance - 0.1%
Travelport Finance (Luxembourg) S.A.r.l.
5.75%, 9/02/21 (l)	U.S.$	23	$23,372

Total Bank Loans (cost $386,711)			385,087

	Shares
COMMON STOCKS - 1.9%
Clear Channel Outdoor Holdings, Inc.-Class A		2,000	19,320
Crown Castle International Corp.		480	39,317
DISH Network Corp.-Class A (d)		150	9,692
Dynegy, Inc. (d)		768	20,006
eDreams ODIGEO SA (d)		5,140	13,661
Eldorado Resorts, Inc. (d)		373	3,152
Emeco Holdings Ltd. (d)		55,000	3,256
General Motors Co.		760	23,948
International Game Technology PLC (d)		1,000	19,800
iPayment, Inc. (d)		579	2,280
Jones Energy, Inc.-Class A (d)		870	6,125
Las Vegas Sands Corp.		450	25,218
LifePoint Health, Inc. (d)		260	21,544
LyondellBasell Industries NV-Class A		110	10,321
MDC Holdings, Inc.		637	19,021
Nortek, Inc. (d)		280	22,845
Nuverra Environmental Solutions, Inc. (d)		610	1,720
SandRidge Energy, Inc. (d)		1,405	726
SBA Communications Corp.-Class A (d)		290	35,009
Townsquare Media, Inc.-Class A (d)		1,300	16,900
Travelport Worldwide Ltd.		1,430	18,232

Total Common Stocks (cost $339,391)			332,093

PREFERRED STOCKS - 1.8%
Financial Institutions - 1.6%
Banking - 1.4%
GMAC Capital Trust I
8.125%		2,000	52,460
Goldman Sachs Group, Inc. (The)
Series J
5.50%		1,550	38,502
Morgan Stanley
6.875%		2,000	54,340
Royal Bank of Scotland Group PLC
Series M
6.40%		2,000	50,500
US Bancorp
Series F
6.50%		2,000	57,340

			253,142

Company	Shares		U.S. $ Value
REITS - 0.2%
Health Care REIT, Inc.
Series J
6.50%		500	$12,860
Public Storage
Series W
5.20%		1,000	24,020

			36,880

			290,022

Industrial - 0.2%
Consumer Cyclical - Other - 0.0%
Hovnanian Enterprises, Inc.
7.625% (d)		325	3,425

Energy - 0.2%
Energy XXI Ltd.
5.625%		250	5,625
Halcon Resources Corp.
5.75%		35	5,981
Sanchez Energy Corp.
4.875%		550	13,077
SandRidge Energy, Inc.
8.50%		200	3,646

			28,329

			31,754

Total Preferred Stocks (cost $340,010)			321,776

	Principal Amount (000)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.3%
Non-Agency Fixed Rate CMBS - 1.3%
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class D
4.508%, 7/10/47 (a)	U.S.$	50	45,486
GS Mortgage Securities Trust
Series 2014-GC18, Class D
4.948%, 1/10/47 (a)		100	95,272
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17, Class D
4.887%, 1/15/47 (a)		100	96,881

Total Commercial Mortgage-Backed Securities (cost $243,369)			237,639

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1%
GSE Risk Share Floating Rate - 0.9%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
7.341%, 7/25/23 (l)		50	58,987
Series 2013-DN2, Class M2
4.441%, 11/25/23 (l)		50	50,431

Company	Principal Amount (000)		U.S. $ Value
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M2
5.441%, 10/25/23 (l)	U.S.$	50	$53,745

			163,163

Non-Agency Fixed Rate - 0.2%
Alternative Loan Trust
Series 2006-28CB, Class A14
6.25%, 10/25/36		31	26,018

Total Collateralized Mortgage Obligations (cost $201,729)			189,181

	Shares
INVESTMENT COMPANIES - 0.6%
Funds and Investment Trusts - 0.6%
iShares Russell 2000 ETF		431	52,996
SPDR S&P 500 ETF Trust		210	44,205

Total Investment Companies (cost $96,980)			97,201

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 0.3%
Brazil - 0.3%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 8/15/50	BRL	30	21,982
Series F
10.00%, 1/01/17		110	30,717

Total Governments - Treasuries (cost $75,070)			52,699

GOVERNMENTS - SOVEREIGN BONDS - 0.3%
Hungary - 0.3%
Hungary Government International Bond
6.375%, 3/29/21 (cost $49,350)	U.S.$	44	50,292

GOVERNMENTS - SOVEREIGN AGENCIES - 0.2%
Brazil - 0.2%
Petrobras Global Finance BV
5.625%, 5/20/43		25	18,533
6.85%, 6/05/15		17	13,739

			32,272

Colombia - 0.0%
Ecopetrol SA
5.875%, 5/28/45		10	8,692

Total Governments - Sovereign Agencies (cost $44,687)			40,964

Company	Principal Amount (000)		U.S. $ Value
AGENCIES - 0.2%
United States - 0.2%
CITGO Petroleum Corp.
6.25%, 8/15/22 (a) (cost $29,064)	U.S.$	29	28,420

	Contracts
OPTIONS PURCHASED - PUTS - 0.1%
Options on Funds and Investment Trusts - 0.1%
Boardwalk Real Estate Investment Trust
Expiration: Sep 2015, Exercise Price: CAD 54.00 (d)(n)		1,289	373
SPDR S&P 500 ETF Trust
Expiration: Aug 2015, Exercise Price: $ 205.00 (d)(o)		14	987
SPDR S&P 500 ETF Trust
Expiration: Aug 2015, Exercise Price: $ 200.00 (d)(o)		40	1,160
SPDR S&P 500 ETF Trust
Expiration: Aug 2015, Exercise Price: $ 206.00 (d)(o)		15	1,267
Ultra Petroleum Corp.
Expiration: Sep 2015, Exercise Price: $ 12.00 (d)(o)		30	12,750

			16,537

Options on Indices - 0.0%
CBOE Russell 2000 Index
Expiration: Aug 2015, Exercise Price: $ 1,230.00 (d)(o)		1	1,190

	Notional Amount (000)
Swaptions - 0.0%
CDX-NAHY Series 24, 5 Year Index RTP, Bank of America, NA (Buy Protection)
Expiration: Aug 2015, Exercise Rate: 1.04% (d)		300	431
CDX-NAHY Series 24, 5 Year Index RTP, Bank of America, NA (Buy Protection)
Expiration: Aug 2015, Exercise Rate: 1.05% (d)		190	496

			927

Total Options Purchased - Puts (premiums paid $12,896)			18,654

Company	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - SOVEREIGNS - 0.1%
Argentina - 0.0%
Argentina Boden Bonds
7.00%, 10/03/15	U.S.$	5	$4,856

Venezuela - 0.1%
Venezuela Government International Bond
9.25%, 9/15/27		20	8,350

Total Emerging Markets - Sovereigns (cost $22,613)			13,206

	Shares
WARRANTS - 0.0%
iPayment Holdings, Inc., expiring 12/29/22 (d)(e)(m) (cost $4,220)		11,721	2,344

	Contracts
OPTIONS PURCHASED - CALLS - 0.0%
Options on Equities - 0.0%
Diageo PLC
Expiration: Sep 2015, Exercise Price: GBP 20.00 (d)(n)		23	3
Diageo PLC
Expiration: Sep 2015, Exercise Price: GBP 20.00 (d)(n)		1,147	126
Chesapeake Energy
Expiration: Sep 2015, Exercise Price: $ 15.00 (d)(o)		75	338
Beazer Homes USA
Expiration: Nov 2015, Exercise Price: $ 22.00 (d)(o)		9	495

Total Options Purchased - Calls (premiums paid $3,078)			962

	Shares
SHORT-TERM INVESTMENTS - 7.5%
Investment Companies - 6.8%
AB Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.11% (p)(q) (cost $1,201,959)		1,201,959	1,201,959

	Principal Amount (000)
Time Deposits - 0.7%
ANZ, London
0.087%, 8/03/15	GBP	58	90,572
BBH, Grand Cayman
0.005%, 8/03/15	JPY	1	9
0.03%, 8/03/15	U.S.$	7	7,275

	Principal Amount (000)			U.S. $ Value
1.032%, 8/03/15	AUD	0	†	$0^
4.90%, 8/03/15	ZAR	2		122
Nordea Bank Norge, Oslo
(0.227)%, 8/03/15	EUR	19		21,165

Total Time Deposits
(cost $118,376)				119,143

Total Short-Term Investments
(cost $1,320,335)				1,321,102

Total Investments - 98.9%
(cost $18,150,584) (r)				17,380,814
Other assets less liabilities - 1.1%				190,865

Net Assets - 100.0%				$17,571,679

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 10 Yr Futures (CBT)	1	September 2015	$126,578	$127,437	$859
U.S. T-Note 5 Yr (CBT) Futures	17	September 2015	2,024,141	2,037,344	13,203
Sold Contracts
S&P 500 E-Mini Futures	1	September 2015	103,618	104,920	(1,302)

					$12,760

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	TRY	76	USD	28	8/06/15	$809
Brown Brothers Harriman & Co.	USD	27	TRY	74	8/06/15	(669)
Brown Brothers Harriman & Co.	AUD	91	USD	70	8/07/15	3,498
Brown Brothers Harriman & Co.	NZD	81	USD	55	8/14/15	1,933
Brown Brothers Harriman & Co.	USD	26	MXN	402	8/20/15	(668)
Brown Brothers Harriman & Co.	USD	43	JPY	5,358	9/17/15	53
Brown Brothers Harriman & Co.	USD	40	SEK	341	9/17/15	(533)
Brown Brothers Harriman & Co.	EUR	447	USD	494	9/18/15	3,033
Credit Suisse International	GBP	213	USD	327	8/13/15	(5,761)
Goldman Sachs Bank USA	BRL	179	USD	53	8/04/15	1,008
Goldman Sachs Bank USA	USD	53	BRL	179	8/04/15	(470)
Goldman Sachs Bank USA	USD	71	IDR	960,072	8/21/15	(603)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	BRL	41	USD	12	9/02/15	$120
Royal Bank of Scotland PLC	KRW	50,312	USD	44	8/07/15	1,418
Royal Bank of Scotland PLC	USD	44	PEN	142	8/14/15	16
UBS AG	BRL	29	USD	2	8/04/15	250
UBS AG	USD	31	BRL	97	8/04/15	(2,484)

						$950

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
Chesapeake Energy Corp. (o)	75	$16.00	September 2015	$522	$(263)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
SPDR S&P 500 ETF Trust (o)	14	$195.00	August 2015	$168	$(182)
SPDR S&P 500 ETF Trust (o)	40	194.00	August 2015	1,729	(460)
SPDR S&P 500 ETF Trust (o)	15	201.00	August 2015	974	(502)
Taylor Morrison Home Corp. (o)	8	22.50	January 2016	2,145	(3,040)
Ultra Petroleum Corp. (o)	30	10.00	September 2015	1,019	(7,050)

				$6,035	$(11,234)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counterparty	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
Put - CDX-NAHY Series 24, 5 Year Index	Bank of America, NA	Sell	101.00%	8/19/15	$190	$188	$(60)
Put - CDX-NAHY Series 24, 5 Year Index	Bank of America, NA	Sell	101.00	8/19/15	300	297	(94)

						$485	$(154)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2015	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	(5.00)%	3.53%		$178	$(12,203)	$	– 0	–
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	(5.00)	3.53		52	(3,593)		(250)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	(5.00)	3.53		50	(3,390)		(299)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	(5.00)	3.53		50	(3,458)		(421)
iTraxx-Crossover Series 23, 5 Year Index, 6/20/20*	(5.00)	2.84	EUR	160	(17,715)		(15)
Sale Contracts
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		$182	12,474		2,352
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		72	4,949		933
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		178	12,203		1,232
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		287	19,661		1,339
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.53		139	9,491		(37)

					$18,419		$4,834

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME Group)	$1,850	2/27/20	1.630%	3 Month LIBOR	$(15,168)
Citigroup Global Markets, Inc./(CME Group)	190	6/18/20	1.840%	3 Month LIBOR	(2,029)

					$(17,197)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2015	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Credit Suisse International:
Western Union Co.,
3.650% 8/22/18, 9/20/17*	(1.00)%	0.36%		$60	$(1,208)	$(570)	$(638)
Goldman Sachs International:
British Telecommunications PLC,
5.750% 12/07/28, 6/20/20*	(1.00)	0.64	EUR	170	(3,447)	(4,490)	1,043
Sale Contracts
Credit Suisse International:
Western Union Co.,
3.650% 8/22/18, 9/20/19*	1.00	0.94		$40	149	(461)	610
Goldman Sachs International:
Convatec Healthcare E S.A.,
10.875% 12/15/18, 9/20/19*	5.00	1.47	EUR	25	4,075	4,124	(49)
JPMorgan Chase Bank, NA:
Virgin Media Finance PLC,
7.000% 4/15/23, 9/20/19*	5.00	1.72		60	9,080	6,202	2,878
Wind Acquisition Finance S.A.,
11.750% 7/15/17, 9/20/19*	5.00	1.90		70	9,998	5,222	4,776
Morgan Stanley & Co. International PLC:
AK Steel Corp.,
7.625% 5/15/20, 9/20/19*	5.00	12.74		$30	(6,269)	301	(6,570)
MGM Resorts International,
7.625% 1/15/17, 9/20/19*	5.00	2.45		70	7,300	6,252	1,048
U.S. Steel Corp.,
6.650% 6/01/37, 9/20/19*	5.00	5.57		20	(294)	940	(1,234)

					$19,384	$17,520	$1,864

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Bank of America, NA iShares iBoxx $ High Yield Corporate Bond ETF	767	LIBOR	USD 180	9/28/15	$(968)
Goldman Sachs International iShares iBoxx $ High Yield Corporate Bond ETF	767	LIBOR	180	9/21/15	(940)
JPMorgan Chase Bank, NA iShares iBoxx $ High Yield Corporate Bond ETF	764	LIBOR	180	9/29/15	(1,819)
Morgan Stanley & Co. International PLC iShares iBoxx $ High Yield Corporate Bond ETF	126	LIBOR	30	9/21/15	(531)
Morgan Stanley & Co. International PLC iShares iBoxx $ High Yield Corporate Bond ETF	1,653	LIBOR	390	9/21/15	(4,264)

					$(8,522)

†	Principal amount less than 500.
^	Amount less than $0.50.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the aggregate market value of these securities amounted to $5,015,137 or 28.5% of net assets.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.05% of net assets as of July 31, 2015, is considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18	7/17/14	$36,771	$8,750	0.05%

(c)	Security is in default and is non-income producing.
(d)	Non-income producing security.
(e)	Fair valued by the Adviser.
(f)	Restricted and illiquid security.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Momentive Performance Materials, Inc.
8.875%, 10/15/20	7/16/14	$0	$0	0.00%

(g)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2015.
(h)	Convertible security.
(i)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2015.
(j)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(k)	This position represents unfunded or partially unfunded loan commitments. Investments in unfunded loan commitments obligate the Fund to fund these commitments at the borrower’s discretion. At period end, the market value and unrealized loss of these unfunded loan commitments amounted to $24,544 and $192, respectively. The coupon rate will be determined at the time of funding and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(l)	Floating Rate Security. Stated interest rate was in effect at July 31, 2015.
(m)	Illiquid security.
(n)	One contract relates to 1 share.
(o)	One contract relates to 100 shares.
(p)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(q)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(r)	As of July 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $125,972 and gross unrealized depreciation of investments was $(895,742), resulting in net unrealized depreciation of $(769,770).

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
SEK	-	Swedish Krona
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

CBOE	-	Chicago Board Options Exchange
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
ETF	-	Exchange Traded Fund
GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
RTP	-	Right to Pay
SPDR	-	Standard & Poor’s Depository Receipt

AB High Yield Portfolio

July 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level

2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange-traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer.

Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2015:

Investments in Securities	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$13,038,462		$147,663		$13,186,125
Corporates - Investment Grade		– 0	–	1,103,069		– 0	–	1,103,069
Bank Loans		– 0	–	– 0	–	385,087		385,087
Common Stocks		329,813		– 0	–	2,280		332,093
Preferred Stocks		293,447		28,329		– 0	–	321,776
Commercial Mortgage-Backed Securities		– 0	–	– 0	–	237,639		237,639
Collateralized Mortgage Obligations		– 0	–	– 0	–	189,181		189,181
Investment Companies		97,201		– 0	–	– 0	–	97,201
Governments - Treasuries		– 0	–	52,699		– 0	–	52,699
Governments - Sovereign Bonds		– 0	–	50,292		– 0	–	50,292
Governments - Sovereign Agencies		– 0	–	40,964		– 0	–	40,964
Agencies		– 0	–	28,420		– 0	–	28,420
Options Purchased - Puts		– 0	–	18,654		– 0	–	18,654
Emerging Markets - Sovereigns		– 0	–	13,206		– 0	–	13,206
Warrants		– 0	–	– 0	–	2,344		2,344
Options Purchased - Calls		– 0	–	962		– 0	–	962
Short-Term Investments:
Investment Companies		1,201,959		– 0	–	– 0	–	1,201,959
Time Deposits		– 0	–	119,143		– 0	–	119,143

Total Investments in Securities		1,922,420		14,494,200		964,194		17,380,814
Other Financial Instruments*:
Assets
Credit Default Swaps		– 0	–	10,355		– 0	–	10,355
Centrally Cleared Credit Default Swaps		– 0	–	5,856		– 0	–	5,856
Futures		14,062		– 0	–	– 0	–	14,062
Forward Currency Exchange Contracts		– 0	–	12,138		– 0	–	12,138
Liabilities
Credit Default Swaps		– 0	–	(8,491)		– 0	–	(8,491)
Centrally Cleared Credit Default Swaps		– 0	–	(1,022)		– 0	–	(1,022)
Centrally Cleared Interest Rate Swaps		– 0	–	(17,197)		– 0	–	(17,197)
Futures		(1,302)		– 0	–	– 0	–	(1,302)
Forward Currency Exchange Contracts		– 0	–	(11,188)		– 0	–	(11,188)
Total Return Swaps		– 0	–	(8,522)		– 0	–	(8,522)
Call Options Written		– 0	–	(263)		– 0	–	(263)
Put Options Written		– 0	–	(11,234)		– 0	–	(11,234)
Credit Default Swaptions Written		– 0	–	(154)		– 0	–	(154)

Total^		$1,935,180		$14,464,478		$964,194		$17,363,852

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade		Corporates - Investment Grade			Bank Loans		Common Stocks
Balance as of 10/31/14	$207,734			$34,600		$326,756		$ – 0	–
Accrued discounts/ (premiums)	(3,491)			– 0	–	397		– 0	–
Realized gain (loss)	(99)			– 0	–	(679)		– 0	–
Change in unrealized appreciation/ depreciation	(16,972)			– 0	–	1,549		833
Purchases	– 0	–		– 0	–	119,256		1,447
Sales/Paydowns	(39,509)			– 0	–	(62,192)		– 0	–
Transfers into Level 3	– 0	–		– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–		(34,600)		– 0	–	– 0	–

Balance as of 7/31/15	$147,663		$	– 0	–	$385,087		$2,280

Net change in unrealized appreciation/depreciation from investments held as of 7/31/15	$(15,773)		$	– 0	–	$333		$833

	Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations			Warrants		Total
Balance as of 10/31/14	$238,158			$262,347		$ – 0	–	$1,069,595
Accrued discounts/ (premiums)	170			(4,394)		– 0	–	(7,318)
Realized gain (loss)	– 0	–		(5,709)		– 0	–	(6,487)
Change in unrealized appreciation/ depreciation	(689)			4,776		(1,875)		(12,378)
Purchases	– 0	–		– 0	–	4,219		124,922
Sales/Paydowns	– 0	–		(67,839)		– 0	–	(169,540)
Transfers into Level 3	– 0	–		– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–	– 0	–	(34,600)

Balance as of 7/31/15	$237,639			$189,181		$2,344		$964,194	+

Net change in unrealized appreciation/depreciation from investments held as of 7/31/15	$(689)			$(487)		$(1,875)		$(17,658)

+	There were de minimis transfers under 1% of net assets during the reporting period.

As of July 31, 2015, all Level 3 securities were priced by third party vendors or using prior transaction prices, which approximates fair value.

The Adviser has established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Bond Fund Inc. - AB Intermediate Bond Portfolio

Portfolio of Investments

July 31, 2015 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 23.9%
Industrial - 15.0%
Basic - 1.5%
Barrick Gold Corp.
4.10%, 5/01/23	U.S.$	210	$187,945
Eastman Chemical Co.
3.80%, 3/15/25		290	285,529
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.50%, 11/15/20		119	115,430
Glencore Funding LLC
4.125%, 5/30/23 (a)		286	270,516
International Paper Co.
3.65%, 6/15/24		133	131,946
3.80%, 1/15/26		279	272,142
4.75%, 2/15/22		194	208,920
5.15%, 5/15/46		106	104,793
LyondellBasell Industries NV
5.75%, 4/15/24		766	863,395
Minsur SA
6.25%, 2/07/24 (a)		907	952,484
Mosaic Co. (The)
5.625%, 11/15/43		235	252,436
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (a)		562	491,750
Teck Resources Ltd.
4.50%, 1/15/21		750	640,695
Vale Overseas Ltd.
6.875%, 11/21/36		180	167,886

			4,945,867

Capital Goods - 0.3%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (a)		541	363,823
Owens Corning
6.50%, 12/01/16 (b)		55	58,289
Yamana Gold, Inc.
4.95%, 7/15/24		724	653,173

			1,075,285

Communications - Media - 2.7%
21st Century Fox America, Inc.
6.15%, 3/01/37-2/15/41		902	1,052,255
6.55%, 3/15/33		142	174,776
CBS Corp.
3.50%, 1/15/25		290	278,035
5.75%, 4/15/20		710	801,774
CCO Safari II LLC
4.908%, 7/23/25 (a)		435	435,963
Cox Communications, Inc.
2.95%, 6/30/23 (a)		233	214,654
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.80%, 3/15/22		252	252,442
4.45%, 4/01/24		349	358,837

	Principal Amount (000)		U.S. $ Value
4.60%, 2/15/21	U.S.$	565	$599,813
5.00%, 3/01/21		225	243,046
Discovery Communications LLC
3.45%, 3/15/25		467	439,365
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (a)(c)		604	642,505
Time Warner Cable, Inc.
4.50%, 9/15/42		230	185,567
5.00%, 2/01/20		740	793,807
Time Warner, Inc.
3.55%, 6/01/24		518	504,322
4.70%, 1/15/21		600	648,775
7.625%, 4/15/31		154	201,380
Viacom, Inc.
3.875%, 4/01/24		803	777,469
5.625%, 9/15/19		240	267,214

			8,871,999

Communications - Telecommunications - 1.5%
American Tower Corp.
5.05%, 9/01/20		1,185	1,287,615
AT&T, Inc.
3.40%, 5/15/25		1,275	1,217,956
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (a)		350	356,561
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	130	106,832
Telefonica Emisiones SAU
5.462%, 2/16/21	U.S.$	520	579,737
Verizon Communications, Inc.
6.55%, 9/15/43		1,240	1,464,972

			5,013,673

Consumer Cyclical - Automotive - 0.8%
Ford Motor Credit Co. LLC
3.664%, 9/08/24		603	588,174
5.875%, 8/02/21		1,291	1,455,131
General Motors Co.
3.50%, 10/02/18		340	345,841
General Motors Financial Co., Inc.
4.00%, 1/15/25		106	101,945
4.30%, 7/13/25		135	133,227

			2,624,318

Consumer Cyclical - Other - 0.2%
Host Hotels & Resorts LP
5.25%, 3/15/22		545	591,531

Consumer Cyclical - Retailers - 0.7%
CVS Health Corp.
3.875%, 7/20/25		665	676,458
Kohl’s Corp.
4.25%, 7/17/25		839	839,029

	Principal Amount (000)		U.S. $ Value
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	U.S.$	885	$867,406

			2,382,893

Consumer Non-Cyclical - 3.0%
AbbVie, Inc.
3.60%, 5/14/25		669	659,071
Actavis Funding SCS
3.80%, 3/15/25		770	750,646
3.85%, 6/15/24		238	233,248
Agilent Technologies, Inc.
5.00%, 7/15/20		217	238,470
Altria Group, Inc.
2.625%, 1/14/20		885	885,901
AstraZeneca PLC
6.45%, 9/15/37		235	304,556
Baxalta, Inc.
5.25%, 6/23/45 (a)		335	339,015
Bayer US Finance LLC
3.375%, 10/08/24 (a)		321	320,286
Becton Dickinson and Co.
3.734%, 12/15/24		388	385,656
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		6	7,251
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (a)		538	534,777
Kraft Heinz Foods Co.
2.80%, 7/02/20 (a)		335	336,400
3.50%, 7/15/22 (a)		430	433,628
Kroger Co. (The)
3.40%, 4/15/22		916	924,597
Laboratory Corp. of America Holdings
3.60%, 2/01/25		265	255,446
Medtronic, Inc.
3.50%, 3/15/25 (a)		890	888,356
Perrigo Finance PLC
3.50%, 12/15/21		217	216,428
3.90%, 12/15/24		360	355,721
Reynolds American, Inc.
3.25%, 11/01/22		616	598,535
5.85%, 8/15/45		202	217,203
Thermo Fisher Scientific, Inc.
4.15%, 2/01/24		383	393,669
Tyson Foods, Inc.
2.65%, 8/15/19		164	165,307
3.95%, 8/15/24		541	546,737

			9,990,904

Energy - 3.5%
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		292	224,982
Encana Corp.
3.90%, 11/15/21		415	414,637
Energy Transfer Partners LP
6.70%, 7/01/18		411	454,979
7.50%, 7/01/38		237	271,223

	Principal Amount (000)		U.S. $ Value
EnLink Midstream Partners LP
5.05%, 4/01/45	U.S.$	562	$491,897
Enterprise Products Operating LLC
3.70%, 2/15/26		735	711,696
5.20%, 9/01/20		235	261,116
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		1,460	1,406,846
4.15%, 3/01/22		339	332,808
Noble Energy, Inc.
3.90%, 11/15/24		463	450,543
8.25%, 3/01/19		1,232	1,463,458
Noble Holding International Ltd.
4.90%, 8/01/20		34	32,785
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		594	571,174
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		135	127,864
5.75%, 9/01/20		420	456,981
Reliance Holding USA, Inc.
5.40%, 2/14/22 (a)		636	689,148
Sunoco Logistics Partners Operations LP
5.30%, 4/01/44		460	417,329
TransCanada PipeLines Ltd.
6.35%, 5/15/67		831	771,791
Valero Energy Corp.
6.125%, 2/01/20		770	876,046
Weatherford International Ltd./Bermuda
9.625%, 3/01/19		605	690,603
Williams Partners LP
4.125%, 11/15/20		403	417,195

			11,535,101

Other Industrial - 0.1%
Hutchison Whampoa International 14 Ltd.
1.625%, 10/31/17 (a)		340	338,844

Technology - 0.7%
Hewlett-Packard Co.
4.65%, 12/09/21		266	281,332
KLA-Tencor Corp.
4.65%, 11/01/24		614	607,665
Motorola Solutions, Inc.
3.50%, 3/01/23		413	391,846
7.50%, 5/15/25		30	36,062
Seagate HDD Cayman
4.75%, 1/01/25		336	332,667
Total System Services, Inc.
2.375%, 6/01/18		344	342,732
3.75%, 6/01/23		350	338,932

			2,331,236

			49,701,651

	Principal Amount (000)		U.S. $ Value
Financial Institutions - 7.7%
Banking - 4.4%
ABN AMRO Bank NV
4.75%, 7/28/25 (a)	U.S.$	272	$272,530
Bank of America Corp.
Series L
2.60%, 1/15/19		1,053	1,065,717
Barclays Bank PLC
6.625%, 3/30/22 (a)	EUR	333	461,991
Barclays PLC
3.65%, 3/16/25	U.S.$	389	372,983
BPCE SA
5.70%, 10/22/23 (a)		230	246,023
Compass Bank
5.50%, 4/01/20		1,339	1,460,454
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
4.375%, 8/04/25		500	502,306
Countrywide Financial Corp.
6.25%, 5/15/16		62	64,255
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 3/26/25 (a)		1,035	1,008,632
Goldman Sachs Group, Inc. (The)
3.85%, 7/08/24		905	914,940
5.15%, 5/22/45		111	109,208
Series D
6.00%, 6/15/20		1,430	1,639,092
Mizuho Financial Group Cayman 3 Ltd.
4.60%, 3/27/24 (a)		812	846,468
Morgan Stanley
5.625%, 9/23/19		478	535,539
Series G
4.00%, 7/23/25		825	841,167
5.50%, 7/24/20		590	664,082
Murray Street Investment Trust I
4.647%, 3/09/17		125	130,898
Nordea Bank AB
6.125%, 9/23/24 (a)(c)		350	348,250
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (a)(c)		430	440,965
Santander UK PLC
5.00%, 11/07/23 (a)		500	518,370
Standard Chartered PLC
Series E
4.00%, 7/12/22 (a)		1,310	1,340,497
UBS AG
7.625%, 8/17/22		620	728,256

			14,512,623

Finance - 0.2%
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)		552	644,196

	Principal Amount (000)		U.S. $ Value
Insurance - 2.4%
American International Group, Inc.
6.40%, 12/15/20	U.S.$	680	$803,249
8.175%, 5/15/58		940	1,259,600
Dai-ichi Life Insurance Co., Ltd. (The)
5.10%, 10/28/24 (a)(c)		393	410,685
Guardian Life Insurance Co. of America (The)
7.375%, 9/30/39 (a)		542	716,329
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20		726	814,801
Lincoln National Corp.
8.75%, 7/01/19		361	442,525
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		699	873,750
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		246	375,735
Prudential Financial, Inc.
5.625%, 6/15/43		920	955,466
Swiss Reinsurance Co. via ELM BV
5.252%, 5/25/16 (a)(c)	EUR	850	956,851
ZFS Finance USA Trust V
6.50%, 5/09/37 (a)	U.S.$	538	552,795

			8,161,786

REITS - 0.7%
HCP, Inc.
5.375%, 2/01/21		1,410	1,554,256
Trust F/1401
5.25%, 12/15/24 (a)		830	869,176

			2,423,432

			25,742,037

Utility - 1.2%
Electric - 0.8%
CMS Energy Corp.
5.05%, 3/15/22		440	484,399
Constellation Energy Group, Inc.
5.15%, 12/01/20		260	287,593
Entergy Corp.
4.00%, 7/15/22		582	593,091
Exelon Corp.
5.10%, 6/15/45		320	329,849
Exelon Generation Co. LLC
4.25%, 6/15/22		337	346,360
TECO Finance, Inc.
5.15%, 3/15/20		380	424,873

			2,466,165

Natural Gas - 0.4%
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)		1,365	1,412,775

			3,878,940

Total Corporates - Investment Grade (cost $79,247,113)			79,322,628

	Principal Amount (000)			U.S. $ Value
GOVERNMENTS - TREASURIES - 21.5%
Brazil - 0.4%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17	BRL	4,630		$1,292,894

Canada - 1.0%
Canadian Government Bond
2.25%, 6/01/25	CAD	4,005		3,287,968

United Kingdom - 0.8%
United Kingdom Gilt
3.75%, 9/07/21 (a)	GBP	1,461		2,574,754

United States - 19.3%
U.S. Treasury Bonds
2.50%, 2/15/45	U.S.$	1,151		1,049,480
3.00%, 5/15/45		322		326,478
3.125%, 8/15/44		16,967		17,593,671
4.375%, 2/15/38		960		1,218,975
U.S. Treasury Notes
1.375%, 3/31/20-4/30/20		4,908		4,879,719
1.50%, 5/31/19-11/30/19		2,941		2,956,814
1.625%, 8/31/19		2,155		2,179,244
1.75%, 9/30/19-5/15/22		12,574		12,745,279
2.00%, 2/15/25		1,500		1,474,101
2.25%, 11/15/24		1,187		1,192,641
2.375%, 8/15/24		9,532		9,687,302
2.50%, 5/15/24		5,674		5,831,363
2.75%, 2/15/24		2,823		2,960,831

				64,095,898

Total Governments - Treasuries (cost $71,138,848)				71,251,514

MORTGAGE PASS-THROUGHS - 17.1%
Agency Fixed Rate 30-Year - 15.4%
Federal National Mortgage Association
Series 2007
5.50%, 8/01/37		764		863,348
Government National Mortgage Association
Series 1990
9.00%, 12/15/19		0	**	37
Federal Home Loan Mortgage Corp. Gold
Series 2007
5.50%, 7/01/35		55		61,642
Series 2005
5.50%, 1/01/35		413		465,151

Company	Principal Amount (000)		U.S. $ Value
Government National Mortgage Association
Series 1999
8.15% , 9/15/20	U.S.$	51	$56,582
Federal National Mortgage Association
5.50%, 1/01/35		1,120	1,266,767
3.50%, 9/01/45, TBA		4,032	4,155,638
4.50%, 9/25/45, TBA		7,839	8,472,244
Series 2004
5.50%, 4/01/34-11/01/34		233	262,771
Series 2005
5.50%, 2/01/35		174	196,235
4.00%, 8/01/45, TBA		12,170	12,945,838
3.50%, 5/01/42-6/01/45		11,225	11,741,572
Government National Mortgage Association
3.00%, 8/01/45, TBA		4,856	4,938,324
3.50%, 8/01/45, TBA		4,865	5,080,504
Federal National Mortgage Association
Series 2003
5.50%, 4/01/33-7/01/33		404	455,705

			50,962,358

Agency Fixed Rate 15-Year - 1.7%
Federal National Mortgage Association
2.50%, 8/01/30, TBA		2,256	2,289,311
3.50%, 8/01/30, TBA		3,193	3,367,118

			5,656,429

Agency ARMs - 0.0%
Federal Home Loan Mortgage Corp.
Series 2006
2.566%,1/01/37 (b)		68	72,656

Total Mortgage Pass-Throughs (cost $56,160,545)			56,691,443

ASSET-BACKED SECURITIES - 14.6%
Autos - Fixed Rate - 9.2%
Ally Master Owner Trust
Series 2014-1, Class A2
1.29%, 1/15/19		1,409	1,412,636
Series 2015-3, Class A
1.63%, 5/15/20		1,226	1,227,076
AmeriCredit Automobile Receivables Trust
Series 2011-3, Class D
4.04%, 7/10/17		900	906,693
Series 2013-3, Class A3
0.92%, 4/09/18		1,112	1,112,787
Series 2013-4, Class A3
0.96%, 4/09/18		493	493,035
ARI Fleet Lease Trust
Series 2013-A, Class A2
0.70%, 12/15/15 (a)		60	60,053

	Principal Amount (000)		U.S. $ Value
Series 2014-A, Class A2
0.81%, 11/15/22 (a)	U.S.$	262	$261,400
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (a)		1,005	1,011,401
Series 2014-1A, Class A
2.46%, 7/20/20 (a)		1,769	1,783,837
Bank of The West Auto Trust
Series 2015-1, Class A3
1.31%, 10/15/19 (a)		1,182	1,182,286
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19		546	548,052
Series 2015-2, Class A3
1.31%, 8/15/19		542	541,822
Capital Auto Receivables Asset Trust
Series 2013-3, Class A2
1.04%, 11/21/16		370	370,316
Series 2014-1, Class B
2.22%, 1/22/19		220	222,096
CPS Auto Receivables Trust
Series 2013-B, Class A
1.82%, 9/15/20 (a)		363	362,744
Series 2014-B, Class A
1.11%, 11/15/18 (a)		340	338,685
Drive Auto Receivables Trust
Series 2015-BA, Class A2A
0.93%, 12/15/17 (a)		566	565,821
Series 2015-CA, Class A2A
1.03%, 2/15/18 (a)		382	381,869
Enterprise Fleet Financing LLC
Series 2014-1, Class A2
0.87%, 9/20/19 (a)		305	304,432
Series 2015-1, Class A2
1.30%, 9/20/20 (a)		1,210	1,208,969
Exeter Automobile Receivables Trust
Series 2013-1A, Class A
1.29%, 10/16/17 (a)		47	47,335
Series 2014-1A, Class A
1.29%, 5/15/18 (a)		154	153,802
Series 2014-2A, Class A
1.06%, 8/15/18 (a)		143	142,871
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21		721	722,735
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 4/16/18 (a)		101	101,468
Ford Auto Securitization Trust
Series 2013-R1A, Class A2
1.676%, 9/15/16 (a)	CAD	86	66,105
Ford Credit Auto Lease Trust
Series 2014-B, Class A3
0.89%, 9/15/17	U.S.$	644	643,987

	Principal Amount (000)		U.S. $ Value
Ford Credit Auto Owner Trust
Series 2012-B, Class A4
1.00%, 9/15/17	U.S.$	831	$832,400
Series 2012-D, Class B
1.01%, 5/15/18		440	438,823
Series 2014-2, Class A
2.31%, 4/15/26 (a)		322	325,274
Ford Credit Floorplan Master Owner Trust A
Series 2014-1, Class A1
1.20%, 2/15/19		993	993,024
Series 2015-2, Class A1
1.98%, 1/15/22		906	897,274
GM Financial Automobile Leasing Trust
Series 2015-1, Class A2
1.10%, 12/20/17		1,204	1,206,889
Series 2015-2, Class A3
1.68%, 12/20/18		1,080	1,104,419
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (a)		575	573,491
Harley-Davidson Motorcycle Trust
Series 2015-1, Class A3
1.41%, 6/15/20		494	494,434
Hertz Vehicle Financing LLC
Series 2013-1A, Class A1
1.12%, 8/25/17 (a)		880	880,178
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)		2,370	2,352,287
Hyundai Auto Lease Securitization Trust
Series 2015-A, Class A2
1.00%, 10/16/17 (a)		832	832,578
Series 2015-B, Class A3
1.40%, 11/15/18 (a)		539	539,401
Nissan Auto Lease Trust
Series 2015-A, Class A3
1.40%, 6/15/18		1,001	1,003,332
Santander Drive Auto Receivables Trust
Series 2013-4, Class A3
1.11%, 12/15/17		412	412,633
Series 2015-3, Class A2A
1.02%, 9/17/18		578	577,986
TCF Auto Receivables Owner Trust
Series 2015-1A, Class A2
1.02%, 8/15/18 (a)		777	777,214

			30,415,950

Credit Cards - Fixed Rate - 1.8%
American Express Credit Account Master Trust
Series 2014-2, Class A
1.26%, 1/15/20		400	400,913
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 7/15/22		1,119	1,141,964
Series 2015-2, Class A
1.56%, 3/15/21		703	703,000

	Principal Amount (000)		U.S. $ Value
Discover Card Execution Note Trust
Series 2015-A2, Class A
1.90%, 10/17/22	U.S.$	1,101	$1,093,356
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		1,050	1,064,153
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		890	896,150
Series 2013-A, Class A
1.61%, 12/15/21		570	570,240

			5,869,776

Autos - Floating Rate - 1.2%
BMW Floorplan Master Owner Trust
Series 2015-1A, Class A
0.686%, 7/15/20 (a)(b)		997	997,000
GE Dealer Floorplan Master Note Trust
Series 2014-1, Class A
0.568%, 7/20/19 (b)		537	535,123
Series 2015-1, Class A
0.688%, 1/20/20 (b)		1,073	1,070,342
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
0.739%, 12/10/27 (a)(b)		798	799,669
Navistar Financial Dealer Note Master Trust
Series 2014-1, Class A
0.937%, 10/25/19 (a)(b)		719	719,000

			4,121,134

Other ABS - Fixed Rate - 1.2%
CIT Equipment Collateral
Series 2013-VT1, Class A3
1.13%, 7/20/20 (a)		986	987,207
Series 2014-VT1, Class A2
0.86%, 5/22/17 (a)		883	882,813
CNH Equipment Trust
Series 2015-A, Class A4
1.85%, 4/15/21		616	616,807
Dell Equipment Finance Trust
Series 2015-1, Class A3
1.30%, 3/23/20 (a)		388	387,847
GE Equipment Small Ticket LLC
Series 2014-1A, Class A2
0.59%, 8/24/16 (a)		382	381,809
SBA Tower Trust
Series 2014-1A, Class C
2.898%, 10/15/44 (a)		688	689,024

			3,945,507

	Principal Amount (000)		U.S. $ Value
Credit Cards - Floating Rate - 1.0%
Discover Card Execution Note Trust
Series 2015-A1, Class A1
0.537%, 8/17/20 (b)	U.S.$	964	$964,771
First National Master Note Trust
Series 2013-2, Class A
0.717%, 10/15/19 (b)		882	883,329
World Financial Network Credit Card Master Trust
Series 2014-A, Class A
0.567%, 12/15/19 (b)		865	865,541
Series 2015-A, Class A
0.667%, 2/15/22 (b)		681	680,777

			3,394,418

Home Equity Loans - Floating Rate - 0.2%
ABFC Trust
Series 2003-WF1, Class A2
1.316%, 12/25/32 (b)		54	52,065
GSAA Trust
Series 2006-5, Class 2A3
0.461%, 3/25/36 (b)		912	620,623

			672,688

Home Equity Loans - Fixed Rate - 0.0%
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33		104	104,560
Nationstar NIM Ltd.
Series 2007-A, Class A
9.79%, 3/25/37 (d)(e)		18	0

			104,560

Total Asset-Backed Securities (cost $48,536,786)			48,524,033

COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.5%
Non-Agency Fixed Rate CMBS - 11.2%
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A
5.774%, 2/10/51		1,692	1,805,167
Series 2007-5, Class AM
5.772%, 2/10/51		411	430,600
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		538	545,457
BHMS Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (a)		890	900,935
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (a)		1,305	1,333,542

	Principal Amount (000)		U.S. $ Value
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.775%, 3/15/49	U.S.$	318	$324,426
Series 2013-GC17, Class D
5.105%, 11/10/46 (a)		565	559,399
Series 2015-GC27, Class A5
3.137%, 2/10/48		698	691,461
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class A4
5.766%, 5/15/46		613	651,965
Commercial Mortgage Trust
Series 2006-C8, Class A1A
5.292%, 12/10/46		1,129	1,184,075
Series 2007-GG9, Class A4
5.444%, 3/10/39		1,905	1,999,342
Series 2007-GG9, Class AM
5.475%, 3/10/39		829	863,395
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		536	527,415
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class AM
5.699%, 6/15/39		437	450,282
DBUBS Mortgage Trust
Series 2011-LC1A, Class E
5.557%, 11/10/46 (a)		363	391,560
Extended Stay America Trust
Series 2013-ESH7, Class A17
2.295%, 12/05/31 (a)		890	889,103
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (a)		1,282	1,304,999
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.795%, 8/10/45		530	562,900
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		766	772,389
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2, Class A1A
4.838%, 7/15/41 (a)		277	276,000
Series 2006-CB15, Class A4
5.814%, 6/12/43		1,970	2,017,161
Series 2007-LD12, Class A4
5.882%, 2/15/51		1,580	1,675,824
Series 2007-LD12, Class AM
6.01%, 2/15/51		795	851,823
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		2,275	2,396,259
Series 2008-C2, Class A1A
5.998%, 2/12/51		703	762,135
Series 2010-C2, Class A1
2.749%, 11/15/43 (a)		465	466,153
Series 2011-C5, Class D
5.323%, 8/15/46 (a)		262	277,803

	Principal Amount (000)		U.S. $ Value
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-CB19, Class AM
5.695%, 2/12/49	U.S.$	470	$496,892
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (a)		527	535,029
Series 2015-3, Class A2
2.729%, 4/20/48 (a)		674	679,101
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A1A
5.739%, 8/12/43		757	782,006
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49		1,330	1,383,553
Series 2007-9, Class A4
5.70%, 9/12/49		2,940	3,126,858
Prudential Securities Secured Financing Corp.
Series 1999-NRF1, Class AEC
1.278%, 11/01/31 (a)(f)(g)		1,417	14
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		552	561,303
Series 2012-C4, Class A5
2.85%, 12/10/45		1,098	1,096,743
Wachovia Bank Commercial Mortgage Trust
Series 2006-C23, Class A5
5.416%, 1/15/45		1,345	1,357,651
Series 2006-C26, Class A1A
6.009%, 6/15/45		406	418,671
WFRBS Commercial Mortgage Trust
Series 2013-C14, Class A5
3.337%, 6/15/46		1,142	1,173,445
Series 2014-C20, Class A2
3.036%, 5/15/47		546	564,308

			37,087,144

Non-Agency Floating Rate CMBS - 1.3%
Carefree Portfolio Trust
Series 2014-CARE, Class A
1.507%, 11/15/19 (a)(b)		490	490,141
Commercial Mortgage Pass Through Certificates
Series 2014-KYO, Class A
1.087%, 6/11/27 (a)(b)		647	646,787
Series 2014-SAVA, Class A
1.338%, 6/15/34 (a)(b)		544	543,940
H/2 Asset Funding NRE
Series 2015-1A
1.837%, 6/24/49 (a)(b)		646	646,000
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.107%, 6/15/29 (a)(b)		902	899,915

	Principal Amount (000)		U.S. $ Value
PFP III Ltd.
Series 2014-1, Class A
1.357%, 6/14/31 (a)(b)	U.S.$	264	$263,470
Resource Capital Corp. Ltd.
Series 2014-CRE2, Class A
1.238%, 4/15/32 (a)(b)		385	383,544
Starwood Retail Property Trust
Series 2014-STAR, Class A
1.407%, 11/15/27 (a)(b)		579	577,614

			4,451,411

Agency CMBS - 0.0%
Government National Mortgage Association
Series 2006-39, Class IO
0.10%, 7/16/46 (g)(h)		2,431	12,459

Total Commercial Mortgage-Backed Securities (cost $42,033,121)			41,551,014

CORPORATES - NON-INVESTMENT GRADE - 6.4%
Industrial - 3.8%
Basic - 0.2%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B
7.375%, 5/01/21 (a)		700	745,500
Novelis, Inc.
8.375%, 12/15/17		75	77,625

			823,125

Capital Goods - 0.1%
Rexam PLC
6.75%, 6/29/67 (a)	EUR	360	402,783

Communications - Media - 0.5%
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (a)	GBP	300	515,813
CSC Holdings LLC
8.625%, 2/15/19	U.S.$	118	134,225
Quebecor Media, Inc.
5.75%, 1/15/23		391	400,775
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23 (a)		750	764,063

			1,814,876

Communications - Telecommunications - 0.9%
Numericable-SFR SAS
5.375%, 5/15/22 (a)	EUR	222	253,564
Sprint Capital Corp.
6.90%, 5/01/19	U.S.$	970	950,600
Sprint Corp.
7.875%, 9/15/23		475	455,406

	Principal Amount (000)		U.S. $ Value
Wind Acquisition Finance SA
6.50%, 4/30/20 (a)	U.S.$	700	$743,750
Windstream Services LLC
6.375%, 8/01/23		750	581,250

			2,984,570

Consumer Cyclical - Automotive - 0.0%
Goodyear Tire & Rubber Co. (The)
8.25%, 8/15/20		158	165,110

Consumer Cyclical - Other - 0.2%
KB Home
4.75%, 5/15/19		286	285,285
MCE Finance Ltd.
5.00%, 2/15/21 (a)		235	222,369

			507,654

Consumer Cyclical - Retailers - 0.4%
Cash America International, Inc.
5.75%, 5/15/18		295	296,475
CST Brands, Inc.
5.00%, 5/01/23		470	467,650
Men’s Wearhouse, Inc. (The)
7.00%, 7/01/22		379	403,635

			1,167,760

Consumer Non-Cyclical - 0.4%
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		475	451,250
Priory Group No 3 PLC
7.00%, 2/15/18 (a)	GBP	190	305,769
Voyage Care Bondco PLC
6.50%, 8/01/18 (a)		320	517,219

			1,274,238

Energy - 0.6%
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22	U.S.$	361	338,437
ONEOK, Inc.
4.25%, 2/01/22		877	851,385
SM Energy Co.
6.50%, 1/01/23		35	35,088
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.375%, 8/01/22		440	456,500
Transocean, Inc.
6.50%, 11/15/20		355	307,075

			1,988,485

Other Industrial - 0.2%
General Cable Corp.
5.75%, 10/01/22		655	600,963

Technology - 0.3%
Advanced Micro Devices, Inc.
6.75%, 3/01/19		270	196,425

	Principal Amount (000)		U.S. $ Value
Audatex North America, Inc.
6.00%, 6/15/21 (a)	U.S.$	630	$643,387

			839,812

			12,569,376

Financial Institutions - 2.2%
Banking - 2.0%
Bank of America Corp.
Series Z
6.50%, 10/23/24 (c)		213	219,923
Bank of Ireland
1.787%, 9/22/15 (b)(f)	CAD	565	419,047
Barclays Bank PLC
6.86%, 6/15/32 (a)(c)	U.S.$	129	146,093
7.625%, 11/21/22		400	461,250
7.75%, 4/10/23		402	440,793
Citigroup, Inc.
Series P
5.95%, 5/15/25 (c)		345	336,823
Credit Agricole SA
7.875%, 1/23/24 (a)(c)		249	258,960
Credit Suisse Group AG
7.50%, 12/11/23 (a)(c)		363	386,595
HBOS Capital Funding LP
4.939%, 5/23/16 (c)	EUR	910	1,008,626
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)	U.S.$	569	560,731
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)(c)		254	290,830
Lloyds Banking Group PLC
7.50%, 6/27/24 (c)		402	419,085
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)		1,024	1,129,870
Societe Generale SA
5.922%, 4/05/17 (a)(c)		130	132,584
UniCredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		563	592,988

			6,804,198

Finance - 0.2%
AerCap Aviation Solutions BV
6.375%, 5/30/17		320	337,529
International Lease Finance Corp.
5.875%, 4/01/19		245	262,150
Navient Corp.
7.25%, 1/25/22		99	97,762

			697,441

			7,501,639

	Principal Amount (000)		U.S. $ Value
Utility - 0.4%
Electric - 0.4%
AES Corp./VA
7.375%, 7/01/21	U.S.$	580	$636,550
NRG Energy, Inc.
7.875%, 5/15/21		595	626,607

			1,263,157

Total Corporates - Non-Investment Grade (cost $21,942,500)			21,334,172

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.8%
GSE Risk Share Floating Rate - 2.4%
Bellemeade Re Ltd.
Series 2015-1A, Class M1
2.689%, 7/25/25 (a)(b)		587	587,300
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
4.441%, 11/25/23 (b)		1,040	1,050,077
Series 2014-DN3, Class M3
4.191%, 8/25/24 (b)		870	848,804
Series 2014-DN4, Class M3
4.741%, 10/25/24 (b)		300	305,780
Series 2014-HQ3, Class M3
4.941%, 10/25/24 (b)		570	579,451
Series 2015-DNA1, Class M3
3.491%, 10/25/27 (b)		265	255,539
Series 2015-DNA2, Class M2
2.791%, 12/25/27 (b)		1,240	1,254,427
Series 2015-HQ1, Class M2
2.391%, 3/25/25 (b)		400	400,000
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M1
1.391%, 7/25/24 (b)		262	261,549
Series 2014-C04, Class 1M2
5.091%, 11/25/24 (b)		511	519,034
Series 2014-C04, Class 2M2
5.191%, 11/25/24 (b)		195	199,515
Series 2015-C01, Class 1M2
4.491%, 2/25/25 (b)		355	349,125
Series 2015-C01, Class 2M2
4.741%, 2/25/25 (b)		328	330,004
Series 2015-C02, Class 2M2
4.191%, 5/25/25 (b)		430	416,827
Series 2015-C03, Class 1M2
5.188%, 7/25/25 (b)		180	181,820
Series 2015-C03, Class 2M2
5.188%, 7/25/25 (b)		490	498,572

			8,037,824

	Principal Amount (000)		U.S. $ Value
Non-Agency Fixed Rate - 1.9%
Alternative Loan Trust
Series 2005-57CB, Class 4A3
5.50%, 12/25/35	U.S.$	352	$323,534
Series 2006-23CB, Class 1A7
6.00%, 8/25/36		191	187,942
Series 2006-28CB, Class A14
6.25%, 10/25/36		356	301,806
Series 2006-J1, Class 1A13
5.50%, 2/25/36		329	295,696
CHL Mortgage Pass-Through Trust
Series 2006-13, Class 1A18
6.25%, 9/25/36		415	378,960
Series 2006-13, Class 1A19
6.25%, 9/25/36		150	136,641
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.612%, 5/25/35		664	645,012
Countrywide Alternative Loan Trust
Series 2006-24CB, Class A16
5.75%, 6/25/36		521	467,450
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-HYB2, Class 3A1
2.592%, 2/25/47		702	618,442
Credit Suisse Mortgage Trust
Series 2010-6R, Class 3A2
5.875%, 1/26/38 (a)		398	334,301
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		567	466,284
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
2.993%, 7/25/36		1,001	829,397
RBSSP Resecuritization Trust
Series 2009-7, Class 10A3
6.00%, 8/26/37 (a)		554	468,663
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2002-3, Class B3
6.50%, 3/25/32		704	611,227

			6,065,355

Non-Agency Floating Rate - 1.4%
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2006-2A, Class A2
0.371%, 4/25/47 (a)(b)		553	409,509
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
0.381%, 12/25/36 (b)		979	615,395
HomeBanc Mortgage Trust
Series 2005-1, Class A1
0.441%, 3/25/35 (b)		463	412,143
Impac Secured Assets CMN Owner Trust
Series 2005-2, Class A2D
0.621%, 3/25/36 (b)		530	381,821

	Principal Amount (000)		U.S. $ Value
IndyMac INDX Mortgage Loan Trust
Series 2006-AR15, Class A1
0.311%, 7/25/36 (b)	U.S.$	716	$581,941
RALI Trust
Series 2007-QS4, Class 2A4
0.531%, 3/25/37 (b)		947	330,719
RBSSP Resecuritization Trust
Series 2010-9, Class 7A6
7.009%, 5/26/37 (a)(h)		487	401,265
Residential Accredit Loans, Inc.
Series 2007-QO2, Class A1
0.341%, 2/25/47 (b)		634	359,790
Washington Mutual Mortgage Pass-Through Certificates
Series 2005-10, Class 2A3
1.091%, 11/25/35 (b)		360	258,922
Series 2007-OA1, Class A1A
0.87%, 2/25/47 (b)		1,223	978,322

			4,729,827

Agency Fixed Rate - 0.1%
Federal National Mortgage Association
Series 2004-T5, Class AB4
0.776%, 5/28/35		65	59,477
Federal National Mortgage Association REMICS
Series 2010-117, Class DI
4.50%, 5/25/25 (g)		2,435	250,670

			310,147

Total Collateralized Mortgage Obligations (cost $19,944,247)			19,143,153

INFLATION-LINKED SECURITIES - 3.3%
United States - 3.3%
U.S. Treasury Inflation Index 0.125%, 4/15/19 (TIPS) (cost $11,175,926)		10,971	11,013,024

QUASI-SOVEREIGNS - 1.2%
Quasi-Sovereign Bonds - 1.2%
Chile - 0.1%
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (a)		358	375,257

Malaysia - 0.5%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)		1,385	1,533,307

Mexico - 0.2%
Petroleos Mexicanos
3.50%, 7/18/18-1/30/23		591	585,945

	Principal Amount (000)		U.S. $ Value
United Arab Emirates - 0.4%
IPIC GMTN Ltd.
3.75%, 3/01/17 (a)	U.S.$	1,365	$1,414,481

Total Quasi-Sovereigns (cost $3,682,673)			3,908,990

GOVERNMENTS - SOVEREIGN AGENCIES - 0.6%
Brazil - 0.2%
Petrobras Global Finance BV
5.75%, 1/20/20		672	647,969
Israel - 0.1%
Israel Electric Corp. Ltd.
5.00%, 11/12/24 (a)		580	599,963
Canada - 0.1%
NOVA Chemicals Corp.
5.25%, 8/01/23 (a)		331	331,000
Morocco - 0.1%
OCP SA
5.625%, 4/25/24 (a)		298	312,126
Colombia - 0.1%
Ecopetrol SA
5.875%, 5/28/45		245	212,966

Total Governments - Sovereign Agencies (cost $2,152,350)			2,104,024

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.4%
United States - 0.4%
State of California
Series 2010
7.625%, 3/01/40 (cost $1,442,654)		970	1,423,271

	Shares
COMMON STOCKS - 0.4%
Mt Logan Re Ltd. (Preference Shares) (i)(j) (cost $1,200,000)		1,200	1,227,438

	Principal Amount (000)
EMERGING MARKETS - CORPORATE BONDS - 0.3%
Industrial - 0.3%
Communications - Telecommunications - 0.1%
Comcel Trust via Comunicaciones Celulares SA
6.875%, 2/06/24 (a)	U.S.$	207	219,482

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 0.2%
Marfrig Overseas Ltd.
9.50%, 5/04/20 (a)	U.S.$	730	$741,863
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (e)(k)		660	6,699

			748,562

Total Emerging Markets - Corporate Bonds (cost $1,298,303)			968,044

	Shares
PREFERRED STOCKS - 0.2%
Financial Institutions - 0.2%
Insurance - 0.2%
Allstate Corp. (The) 5.10% (cost $694,052)		25,975	675,350

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN BONDS - 0.1%
Mexico - 0.1%
Mexico Government International Bond 5.95%, 3/19/19 (cost $235,982)	U.S.$	208	232,960

	Shares
SHORT-TERM INVESTMENTS - 3.3%
Investment Companies - 2.1%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.11% (l)(m) (cost $7,046,588)		7,046,588	7,046,588

	Principal Amount (000)
Commercial Paper - 0.9%
Banque Caisse Depargne Letat C Zero Coupon, 9/01/15 (cost $3,202,226)	U.S.$	3,203	3,202,226

Certificates of Deposit - 0.3%
Royal Bank of Canada/New York 0.289%, 9/10/15 (b) (cost $939,069)		939	939,069

Total Short-Term Investments (cost $11,187,883)			11,187,883

	Principal Amount (000)		U.S. $ Value
SECURITIES SOLD SHORT - (0.5)%
MORTGAGE PASS-THROUGHS - (0.5)%
Agency Fixed Rate 30-Year - (0.5)%
Federal National Mortgage Association 3.00%, 9/01/45, TBA (proceed $1,754,009)	U.S.$	(1,748)	$(1,744,996)

Total Investments - 111.1% (cost $370,318,974) (n)			368,813,945
Other assets less liabilities - (11.1)% (o)			(36,967,175)

Net Assets - 100.0%			$331,846,770

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	123	September 2015	$14,650,281	$14,740,781	$90,500
Sold Contracts
Euro-BOBL Futures	45	September 2015	6,404,828	6,440,086	(35,258)
U.S. T-Note 10 Yr (CBT) Futures	146	September 2015	18,416,997	18,605,875	(188,878)
U.S. T-Note 2 Yr (CBT) Futures	12	September 2015	2,626,482	2,628,750	(2,268)
U.S. Ultra Bond (CBT) Futures	6	September 2015	940,491	957,187	(16,696)

					$(152,600)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	EUR	5,892	USD	6,515	9/18/15	$40,010
Barclays Bank PLC	KRW	1,859,976	USD	1,661	8/07/15	69,509
Credit Suisse International	BRL	4,590	USD	1,464	8/04/15	123,551
Credit Suisse International	USD	1,352	BRL	4,590	8/04/15	(11,829)
Deutsche Bank AG	USD	1,612	KRW	1,858,814	8/07/15	(21,167)
Goldman Sachs Bank USA	BRL	10,210	USD	3,019	8/04/15	37,454
Goldman Sachs Bank USA	USD	3,059	BRL	10,210	8/04/15	(76,931)
Goldman Sachs Bank USA	CAD	4,837	USD	3,732	8/27/15	34,073
Goldman Sachs Bank USA	BRL	4,726	USD	1,379	9/02/15	13,416
HSBC Bank USA	AUD	3,168	USD	2,422	8/07/15	106,710
Morgan Stanley & Co., Inc.	GBP	3,625	USD	5,563	8/13/15	(96,824)

						$217,972

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2015	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co., LLC/(CME Group):
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	(5.00)%	3.02%	$1,746	$(146,336)	$(41,242)

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	CAD	16,500	3/10/17	0.973%	3 Month CDOR	$(51,346)
Morgan Stanley & Co., LLC/(CME Group)	AUD	21,860	3/11/17	2.140%	3 Month BBSW	(26,010)
Morgan Stanley & Co., LLC/(CME Group)	CAD	14,990	6/05/17	1.054%	3 Month CDOR	(68,698)
Morgan Stanley & Co., LLC/(CME Group)	NZD	29,530	6/09/17	3.366%	3 Month BKBM	(157,492)
Morgan Stanley & Co., LLC/(CME Group)	AUD	18,850	6/09/17	2.218%	3 Month BBSW	(45,979)
Morgan Stanley & Co., LLC/(CME Group)	GBP	2,999	6/05/20	6 Month LIBOR	1.651%	9,059
Morgan Stanley & Co., LLC/(CME Group)		2,630	1/14/24	2.980%	3 Month LIBOR	(174,478)
Morgan Stanley & Co., LLC/(CME Group)		2,300	2/14/24	2.889%	3 Month LIBOR	(161,585)
Morgan Stanley & Co., LLC/(CME Group)	AUD	3,330	3/11/25	6 Month BBSW	2.973%	(11,459)
Morgan Stanley & Co., LLC/(CME Group)	NZD	3,440	6/09/25	3 Month BKBM	4.068%	79,276
Morgan Stanley & Co., LLC/(CME Group)	AUD	2,040	6/09/25	6 Month BBSW	3.384%	42,074
Morgan Stanley & Co., LLC/(CME Group)	GBP	510	6/05/45	2.396%	6 Month LIBOR	(38,419)

						$(605,057)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank NA:
Advanced Micro Devices, Inc., 7.75%, 8/01/20, 3/20/19*	(5.00)%	12.29%	271	$53,574	$17,602	$35,972
Sprint Communications, Inc., 8.375%, 8/15/17, 6/20/19*	(5.00)	4.26	452	(13,272)	(21,565)	8,293
Sprint Communications, Inc., 8.375%, 8/15/17, 6/20/19*	(5.00)	4.26	518	(15,211)	(25,626)	10,415
Sale Contracts
Credit Suisse International:
Anadarko Petroleum Corp., 5.95%, 9/15/16, 9/20/17*	1.00	0.47	1,360	17,110	(20,419)	37,529
Kohl’s Corp., 6.25% 12/15/17, 6/20/19*	1.00	0.58	103	1,694	(1,085)	2,779
Kohl’s Corp., 6.25% 12/15/17, 6/20/19*	1.00	0.58	42	684	(438)	1,122
Kohl’s Corp., 6.25% 12/15/17, 6/20/19*	1.00	0.58	42	686	(440)	1,126
Kohl’s Corp., 6.25% 12/15/17, 6/20/19*	1.00	0.58	61	1,002	(576)	1,578

				$46,267	$(52,547)	$98,814

*	Termination date

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	5,210	3/04/16	CPI	#	1.170%	$11,505

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank	5,590	1/30/17	1.059%	3 Month LIBOR	$(54,052)
JPMorgan Chase Bank	6,230	2/07/22	0.243%	3 Month LIBOR	(101,254)

					$(155,306)

**	Principal amount less than 500.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the aggregate market value of these securities amounted to $72,734,840 or 21.9% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at July 31, 2015.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Fair valued by the Adviser.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of July 31, 2015, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value			Percentage of Net Assets
Nationstar NIM Ltd. Series 2007-A, Class A
9.79%, 3/25/37	4/04/07	$17,607	$	– 0	–	0.00%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	1/24/14 -1/27/14	365,927		6,699		0.00%

(f)	Illiquid security.
(g)	IO - Interest Only
(h)	Variable rate coupon, rate shown as of July 31, 2015.
(i)	Restricted and illiquid security.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt Logan Re Ltd. (Preference Shares)	12/30/14	$500,000	$511,433	0.15%
Mt Logan Re Ltd. (Preference Shares)	1/02/14	700,000	716,005	0.22%

(j)	The security is subject to a 12 month lock-up period, after which semi-annual redemptions are permitted.
(k)	Security is in default and is non-income producing.
(l)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(m)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(n)	As of July 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,765,824 and gross unrealized depreciation of investments was $(6,270,853), resulting in net unrealized depreciation of $(1,505,029).
(o)	An amount of U.S. $245,998 has been segregated to collateralize margin requirements for the open futures contracts at July 31, 2015.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
KRW	-	South Korean Won
NZD	-	New Zealand Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
BBSW	-	Bank Bill Swap Reference Rate (Australia)
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CDOR	-	Canadian Dealer Offered Rate
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CFC	-	Customer Facility Charge
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
CPI	-	Consumer Price Index
GSE	-	Government-Sponsored Enterprise
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

AB Bond Fund Inc. - AB Intermediate Bond Portfolio

July 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$79,322,628		$	– 0	–	$79,322,628
Governments - Treasuries		– 0	–	71,251,514			– 0	–	71,251,514
Mortgage Pass-Throughs		– 0	–	56,691,443			– 0	–	56,691,443
Asset-Backed Securities		– 0	–	43,801,278			4,722,755	^	48,524,033
Commercial Mortgage-Backed Securities		– 0	–	33,341,593			8,209,421		41,551,014
Corporates - Non-Investment Grade		– 0	–	21,037,697			296,475		21,334,172
Collateralized Mortgage Obligations		– 0	–	310,147			18,833,006		19,143,153
Inflation-Linked Securities		– 0	–	11,013,024			– 0	–	11,013,024
Quasi-Sovereigns		– 0	–	3,908,990			– 0	–	3,908,990
Governments - Sovereign Agencies		– 0	–	2,104,024			– 0	–	2,104,024
Local Governments - Municipal Bonds		– 0	–	1,423,271			– 0	–	1,423,271
Common Stocks		– 0	–	– 0	–		1,227,438		1,227,438
Emerging Markets - Corporate Bonds		– 0	–	968,044			– 0	–	968,044
Preferred Stocks		675,350		– 0	–		– 0	–	675,350
Governments - Sovereign Bonds		– 0	–	232,960			– 0	–	232,960
Short-Term Investments:
Investment Companies		7,046,588		– 0	–		– 0	–	7,046,588
Commercial Paper				3,202,226			– 0	–	3,202,226
Certificates of Deposit				939,069			– 0	–	939,069
Liabilities:
Mortgage Pass-Throughs		– 0	–	(1,744,996)			– 0	–	(1,744,996)

Total Investments in Securities		7,721,938		327,802,912			33,289,095		368,813,945
Other Financial Instruments*:
Assets:
Futures		90,500		– 0	–		– 0	–	90,500
Forward Currency Exchange Contracts		– 0	–	424,723			– 0	–	424,723
Centrally Cleared Interest Rate Swaps		– 0	–	130,409			– 0	–	130,409
Credit Default Swaps		– 0	–	98,814			– 0	–	98,814
Inflation (CPI) Swaps		– 0	–	11,505			– 0	–	11,505
Liabilities:
Futures		(243,100)		– 0	–		– 0	–	(243,100)
Forward Currency Exchange Contracts		– 0	–	(206,751)			– 0	–	(206,751)
Centrally Cleared Credit Default Swaps		– 0	–	(41,242)			– 0	–	(41,242)
Centrally Cleared Interest Rate Swaps		– 0	–	(735,466)			– 0	–	(735,466)
Interest Rate Swaps		– 0	–	(155,306)			– 0	–	(155,306)

Total+		$7,569,338		$327,329,598			$33,289,095		$368,188,031

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities^		Commercial Mortgage-Backed Securities		Corporates - Non- Investment Grade
Balance as of 10/31/14	$3,767,594		$7,193,928		$306,800
Accrued discounts/(premiums)	10,024		(9,134)		1,211
Realized gain (loss)	16,881		(838)		– 0	–
Change in unrealized appreciation/depreciation	(20,611)		(191,241)		(11,536)
Purchases/Payups	1,886,568		1,261,379		– 0	–
Sales/Paydowns	(553,705)		(44,673)		– 0	–
Settlements	– 0	–	– 0	–	– 0	–
Transfers in to Level 3	689,828		– 0	–	– 0	–
Transfers out of Level 3	(1,073,824)		– 0	–	– 0	–

Balance as of 7/31/15	$4,722,755		$8,209,421		$296,475

Net change in unrealized appreciation/depreciation from investments held as of 7/31/15	$(20,611)		$(191,241)		$(11,536)

	Collateralized Mortgage Obligations		Common Stocks		Cross Currency Swaps
Balance as of 10/31/14	$14,419,314		$746,394			$92,827
Accrued discounts/(premiums)	71,182		– 0	–		– 0	–
Realized gain (loss)	(45,105)		– 0	–		233,838
Change in unrealized appreciation/depreciation	49,629		(18,956)			(92,827)
Purchases/Payups	7,966,189		500,000			– 0	–
Sales/Paydowns	(3,628,203)		– 0	–		– 0	–
Settlements	– 0	–	– 0	–		(233,838)
Transfers in to Level 3	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–		– 0	–

Balance as of 7/31/15	$18,833,006		$1,227,438		$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 7/31/15	$30,526		$(18,956)		$	– 0	–

	Total
Balance as of 10/31/14	$26,526,857
Accrued discounts/(premiums)	73,283
Realized gain (loss)	204,776
Change in unrealized appreciation/depreciation	(285,542)
Purchases/Payups	11,614,136
Sales/Paydowns	(4,226,581)
Settlements	(233,838)
Transfers in to Level 3	689,828
Transfers out of Level 3	(1,073,824)

Balance as of 7/31/15	$33,289,095	+

Net change in unrealized appreciation/depreciation from investments held as of 7/31/15	$(211,818)

^	The Portfolio held securities with zero market value at period end.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at July 31, 2015. Securities priced by third party vendors are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 7/31/15			Valuation Technique	Unobservable Input	Range/ Weighted Average
Asset-Backed Securities	$	– 0	–	Qualitative Assessment		$0.00/N/A

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Bond Fund, Inc. - AB Municipal Bond Inflation Strategy

Portfolio of Investments

July 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.1%
Long-Term Municipal Bonds - 99.1%
Alabama - 0.7%
Alabama Public School & College Authority
Series 2009A
5.00%, 5/01/16	$3,785	$3,916,453
County of Jefferson AL Sewer Revenue
Series 2013D
5.00%, 10/01/18	1,825	1,974,687

		5,891,140

Alaska - 0.4%
Alaska Industrial Development & Export Authority
Series 2010A
5.00%, 4/01/17	400	428,260
City of Valdez AK (BP Pipelines Alaska, Inc.)
Series 2011B
5.00%, 1/01/16	3,140	3,196,112

		3,624,372

Arizona - 2.7%
Arizona State University COP
Series 2013A
5.00%, 9/01/19-9/01/22	8,345	9,757,316
City of Phoenix Civic Improvement Corp.
Series 2011
5.00%, 7/01/26	3,330	3,897,965
County of Pima AZ Sewer System Revenue
AGM Series 2010
5.00%, 7/01/21	1,765	2,043,393
Maricopa County Community College District
Series 2012
4.00%, 7/01/16	2,850	2,946,074
Salt River Project Agricultural Improvement & Power District
Series 2011A
5.00%, 12/01/24	3,140	3,696,753

		22,341,501

Arkansas - 0.1%
City of Fort Smith AR Sales & Use Tax Revenue
Series 2012
2.375%, 5/01/27	250	250,292
City of Springdale AR Sales & Use Tax Revenue
Series 2013
2.60%, 7/01/27	525	525,226

		775,518

California - 2.8%
San Francisco City & County Airports Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2010C
5.00%, 5/01/19	450	513,751
NATL Series 2006ISSUE 32F
5.25%, 5/01/18	290	323,796

	Principal Amount (000)	U.S. $ Value
State of California
Series 2006
5.00%, 10/01/16	$275	$289,864
Series 2011
5.00%, 10/01/20	5,000	5,889,450
Series 2012
5.00%, 9/01/20	9,305	10,944,541
Series 2014
5.00%, 8/01/22-5/01/25	4,250	5,116,285

		23,077,687

Colorado - 3.6%
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2010A
5.00%, 11/15/23	375	434,535
Series 2012A
5.00%, 11/15/24 (a)	10,395	11,876,183
5.00%, 11/15/25	3,000	3,410,550
Denver City & County School District No 1
Series 2014B
5.00%, 12/01/23	4,730	5,744,065
Denver Urban Renewal Authority (Stapleton Development Corp.)
Series 2010B-1
5.00%, 12/01/19	200	203,038
Series 2013A
5.00%, 12/01/19-12/01/22	5,655	6,457,887
Plaza Metropolitan District No 1
Series 2013
5.00%, 12/01/20	1,310	1,423,826
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
5.25%, 7/15/24	440	478,839

		30,028,923

Connecticut - 0.9%
State of Connecticut
AMBAC Series 2005B
0.576%, 6/01/16 (b)	1,750	1,755,617
State of Connecticut (State of Connecticut SRF)
Series 2013A
5.00%, 3/01/24	4,360	5,234,093

		6,989,710

Florida - 11.2%
Citizens Property Insurance Corp.
Series 2010A-1
5.00%, 6/01/16	315	326,507
Series 2012A
5.00%, 6/01/22	7,315	8,515,026
Series 2012A-1
5.00%, 6/01/16	3,165	3,280,617

	Principal Amount (000)	U.S. $ Value
City of Jacksonville FL (City of Jacksonville FL Sales Tax)
Series 2011
5.00%, 10/01/20	$1,720	$1,990,711
City of Jacksonville FL (City of Jacksonville FL Transit Sales Tax)
Series 2012A
5.00%, 10/01/23-10/01/26	10,190	11,893,423
City of Tampa FL Water & Wastewater System Revenue
Series 2011
5.00%, 10/01/26	1,565	1,838,578
County of Miami-Dade FL (County of Miami-Dade FL Non-Ad Valorem)
Series 2015A
5.00%, 6/01/23-6/01/27	18,500	21,562,884
County of Miami-Dade FL Aviation Revenue
Series 2012A
4.00%, 10/01/15	3,030	3,048,089
County of Miami-Dade FL Spl Tax
Series 2012A
5.00%, 10/01/23	1,500	1,762,515
Florida Department of Environmental Protection
Series 2011B
5.00%, 7/01/20	3,775	4,370,431
Series 2013A
4.00%, 7/01/16	1,765	1,823,033
5.00%, 7/01/18-7/01/19	3,905	4,389,348
Florida Municipal Power Agency
Series 2011B
5.00%, 10/01/23	2,890	3,340,782
Series 2015B
5.00%, 10/01/23	1,500	1,765,395
Florida State Board of Education (State of Florida)
Series 2013A
5.00%, 6/01/17 (a)	16,440	17,742,541
Series 2015B
5.00%, 6/01/21	1,725	2,048,714
Martin County Industrial Development Authority (Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25	1,900	1,922,420
State of Florida Lottery Revenue
Series 2010C
5.00%, 7/01/16	550	573,408

		92,194,422

Georgia - 0.9%
Cherokee County Board of Education
Series 2014B
5.00%, 8/01/20	1,000	1,169,200
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
Series 2010B
5.00%, 1/01/18	2,500	2,738,950
Municipal Electric Authority of Georgia
Series 2011A

	Principal Amount (000)	U.S. $ Value
5.00%, 1/01/21	$3,045	$3,543,010

		7,451,160

Idaho - 0.3%
Idaho Health Facilities Authority (The Terraces at Boise)
Series 2014
5.25%, 10/01/20	2,390	2,394,732

Illinois - 3.4%
Chicago O’Hare International Airport
Series 2011B
5.00%, 1/01/17	1,930	2,038,582
Chicago O’Hare International Airport (Chicago O’Hare International Airport Customer Facility Charge)
Series 2013
5.25%, 1/01/23	2,500	2,855,100
5.50%, 1/01/25	2,250	2,615,040
Springfield Metropolitan Sanitation District
Series 2011A
5.00%, 1/01/21	2,170	2,441,489
State of Illinois
Series 2006A
5.00%, 6/01/19	1,040	1,122,347
Series 2010
5.00%, 1/01/18	500	530,680
Series 2012
5.00%, 8/01/15	6,050	6,050,000
Series 2013A
5.00%, 4/01/20	4,030	4,372,147
Series 2014
5.00%, 5/01/30	4,180	4,308,033
State of Illinois (State of Illinois Sales Tax)
Series 2010
5.00%, 6/15/17	1,450	1,558,069

		27,891,487

Indiana - 0.7%
Indiana Municipal Power Agency
Series 2011A
5.00%, 1/01/20-1/01/23	4,965	5,723,863

Kentucky - 1.0%
Kentucky Municipal Power Agency
NATL Series 2015A
5.00%, 9/01/22-9/01/23	4,875	5,646,292
Kentucky Turnpike Authority
Series 2012A
5.00%, 7/01/25	2,275	2,677,789

		8,324,081

Louisiana - 1.3%
State of Louisiana Gasoline & Fuels Tax Revenue
Series 2012A
5.00%, 5/01/27	9,085	10,540,235

	Principal Amount (000)	U.S. $ Value
Maryland - 5.3%
State of Maryland
Series 2014B
5.00%, 8/01/20	$10,165	$11,933,100
5.00%, 8/01/21 (a)	26,600	31,678,206

		43,611,306

Massachusetts - 4.1%
Commonwealth of Massachusetts
AGM Series 2006C
0.84%, 11/01/19 (b)	9,575	9,804,034
NATL Series 2000E
0.135%, 12/01/30 (c)	4,525	4,219,078
Commonwealth of Massachusetts (Commonwealth of Massachusetts Fuel Tax)
AGM Series 2005A
3.79%, 6/01/20 (b)	3,000	3,175,710
Massachusetts Bay Transportation Authority
Series 2004B
5.25%, 7/01/21	3,330	4,008,121
Massachusetts Clean Water Trust (The) (Massachusetts Water Pollution Abatement Trust (The) SRF)
Series 2006
2.312%, 8/01/22 (b)	3,240	3,385,185
Massachusetts School Building Authority
Series 2012A
5.00%, 8/15/23	2,475	2,963,120
Metropolitan Boston Transit Parking Corp.
Series 2011
5.00%, 7/01/22-7/01/25	5,025	5,820,026

		33,375,274

Michigan - 2.0%
City of Detroit MI Sewage Disposal System Revenue
Series 2012A
5.00%, 7/01/21	3,750	4,213,462
Michigan Finance Authority (City of Detroit MI Water Supply System Revenue)
AGM Series 2014D2
5.00%, 7/01/24	10,545	12,164,396

		16,377,858

Minnesota - 0.2%
Minnesota Higher Education Facilities Authority (Gustavus Adolphus College)
Series 2010B
5.00%, 10/01/21	1,295	1,465,733

Mississippi - 0.3%
Mississippi Development Bank (State of Mississippi DOT Lease)
Series 2013
5.00%, 1/01/19	1,500	1,685,880

	Principal Amount (000)	U.S. $ Value
Series 2013A
5.00%, 1/01/19	$1,000	$1,123,920

		2,809,800

Missouri - 0.2%
City of Springfield MO Public Utility Revenue
Series 2012
5.00%, 12/01/17	1,390	1,514,947

Nevada - 1.4%
City of Reno NV
Series 2013A
5.00%, 6/01/19	1,000	1,124,760
Series 2013B
5.00%, 6/01/19	2,210	2,495,355
County of Clark Department of Aviation (McCarran Intl Airport)
Series 2010D
5.00%, 7/01/21-7/01/22	775	876,004
Las Vegas Valley Water District
Series 2015A
5.00%, 6/01/20	1,500	1,748,640
Series 2015B
5.00%, 12/01/20	4,250	5,000,932

		11,245,691

New Jersey - 2.6%
Morris-Union Jointure Commission COP
AGM Series 2013
5.00%, 8/01/17	2,340	2,467,741
New Jersey Economic Development Authority
Series 2010DD-1
5.00%, 12/15/17 (Pre-refunded/ETM)	85	93,207
5.00%, 12/15/17	395	419,174
New Jersey State Turnpike Authority
Series 2013A
5.00%, 1/01/23	1,800	2,129,148
Series 2014A
5.00%, 1/01/28	4,785	5,548,207
New Jersey Transportation Trust Fund Authority
Series 2013A
5.00%, 6/15/20	10,000	10,888,600

		21,546,077

New Mexico - 0.6%
City of Albuquerque NM
Series 2013A
4.00%, 7/01/16	4,925	5,090,579

New York - 17.0%
City of New York NY
Series 2011A
5.00%, 8/01/23	4,250	4,989,840
Series 2014J
5.00%, 8/01/21	6,100	7,165,670
AGM Series 2005K
2.234%, 8/01/16 (b)	1,700	1,724,191
Long Island Power Authority
NATL Series 2006D

	Principal Amount (000)	U.S. $ Value
1.521%, 9/01/15 (b)	$3,900	$3,903,744
Metropolitan Transportation Authority
Series 2012C
5.00%, 11/15/24-11/15/25	9,065	10,653,079
Series 2012F
5.00%, 11/15/26	3,635	4,233,503
Series 2013A
5.00%, 11/15/26	2,300	2,658,317
Series 2013E
5.00%, 11/15/25	8,510	10,001,207
New York City Industrial Development Agency (American Airlines, Inc.)
Series 2015B
2.00%, 8/01/28 (d)	4,135	4,142,278
New York City Municipal Water Finance Authority
Series 2011HH
5.00%, 6/15/26	3,875	4,519,490
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 200213-CONV
5.00%, 11/01/16	6,650	7,027,654
Series 2012B
5.00%, 11/01/26	6,830	8,048,062
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2011C
5.00%, 3/15/25	3,000	3,492,690
Series 2012A
5.00%, 12/15/22 (a)	14,610	17,485,394
Series 2012B
5.00%, 3/15/20	7,900	9,173,243
Series 2014A
5.00%, 2/15/28	6,565	7,664,703
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority)
Series 2011
5.00%, 6/15/25	3,000	3,537,150
New York State Thruway Authority (New York State Thruway Authority Ded Tax)
Series 2012A
5.00%, 4/01/21	17,025	20,082,179
Triborough Bridge & Tunnel Authority
Series 2012B
5.00%, 11/15/19	4,360	5,048,749
Series 2013B
5.00%, 11/15/20	4,100	4,834,597

		140,385,740

North Carolina - 2.4%
North Carolina Eastern Municipal Power Agency
Series 2012B
5.00%, 1/01/21 (Pre-refunded/ETM)	6,700	7,894,074
State of North Carolina
Series 2013E
5.00%, 5/01/16	2,330	2,411,993
State of North Carolina (State of North Carolina Fed Hwy Grant)

	Principal Amount (000)	U.S. $ Value
Series 2015
5.00%, 3/01/26	$6,710	$7,849,693
State of North Carolina (State of North Carolina Lease)
Series 2013A
5.00%, 5/01/16	1,600	1,653,744

		19,809,504

Ohio - 0.1%
City of Cleveland OH COP
Series 2010A
5.00%, 11/15/17	700	751,870

Oregon - 1.8%
Deschutes County Administrative School District No 1 Bend-La Pine
Series 2013
5.00%, 6/15/20	5,180	6,061,274
Tri-County Metropolitan Transportation District
Series 2011A
5.00%, 10/01/25	4,605	5,274,889
Washington & Multnomah Counties School District No 48J Beaverton
Series 2014
5.00%, 6/15/21	3,195	3,790,548

		15,126,711

Pennsylvania - 8.0%
Allegheny County Sanitary Authority
AGM Series 2011
5.00%, 6/01/19	2,250	2,554,897
City of Philadelphia PA Water & Wastewater Revenue
AGM Series 2010A
5.00%, 6/15/18	550	611,067
Commonwealth of Pennsylvania
Series 2013
5.00%, 4/01/16	15,650	16,140,784
Series 2014
5.00%, 7/01/17	5,000	5,386,400
Montgomery County Industrial Development Authority/PA
Series 2010
5.00%, 8/01/19 (Pre-refunded/ETM)	475	546,298
Moon Industrial Development Authority (Baptist Home Society Obligated Group)
Series 2015
5.125%, 7/01/25	2,060	2,050,421
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Unemployment)
Series 2012A
5.00%, 7/01/18-1/01/19	13,085	14,660,015
Series 2012B
5.00%, 7/01/21	7,550	8,252,754
Pennsylvania Economic Development Financing Authority (FirstEnergy Nuclear Generation LLC)

	Principal Amount (000)	U.S. $ Value
Series 2005A
3.75%, 12/01/40	$3,055	$3,108,401
Pennsylvania Industrial Development Authority
Series 2012
5.00%, 7/01/16 (Pre-refunded/ETM)	1,840	1,916,084
5.00%, 7/01/16	3,160	3,285,357
School District of Philadelphia (The)
Series 2011E
5.25%, 9/01/22	1,800	2,018,898
State Public School Building Authority (School District of Philadelphia (The))
Series 2012
5.00%, 4/01/23-4/01/26	5,150	5,709,377

		66,240,753

Puerto Rico - 0.4%
Puerto Rico Electric Power Authority
NATL Series 2002
5.00%, 7/01/19	3,400	3,313,164

South Carolina - 0.9%
Horry County School District/SC
Series 2012B
5.00%, 3/01/16	1,470	1,510,249
Renewable Water Resources
Series 2012
5.00%, 1/01/24	2,570	2,979,375
South Carolina State Public Service Authority
Series 2012C
5.00%, 12/01/15	3,200	3,249,760

		7,739,384

Tennessee - 0.4%
Metropolitan Government of Nashville & Davidson County TN
Series 2012
5.00%, 7/01/23	2,385	2,844,303

Texas - 8.6%
Austin Community College District Public Facility Corp.
Series 2015
5.00%, 8/01/19	1,000	1,136,270
Birdville Independent School District
Series 2015B
5.00%, 2/15/22	3,825	4,547,122
City of Corpus Christi TX Utility System Revenue
Series 2012
5.00%, 7/15/21	5,675	6,635,040
City of Garland TX
Series 2010
5.00%, 2/15/26	500	573,255
City of Houston TX Airport System Revenue
Series 2011A
5.00%, 7/01/19	2,105	2,358,758
City of Houston TX Combined Utility System Revenue
Series 2011D
5.00%, 11/15/27	2,735	3,206,158

	Principal Amount (000)	U.S. $ Value
City of Lubbock TX
Series 2013
5.00%, 2/15/19	$1,740	$1,968,358
City Public Service Board of San Antonio TX
Series 2012
5.00%, 2/01/21	7,110	8,359,085
Conroe Independent School District
Series 2011
5.00%, 2/15/24-2/15/26	6,240	7,157,142
Denton Independent School District
Series 2015A
2.00%, 8/01/42 (d)	1,830	1,861,073
Harris County-Houston Sports Authority
Series 2014A
5.00%, 11/15/21	4,220	4,936,134
North Texas Tollway Authority (North Texas Tollway Authority Special Projects System)
Series 2011D
5.25%, 9/01/26	3,625	4,288,629
Rockwall Independent School District
Series 2013
5.00%, 2/15/19 (a)	3,280	3,722,636
San Antonio Independent School District/TX
Series 2011
5.00%, 8/15/26	1,710	1,983,993
Spring Branch Independent School District
Series 2014B
5.00%, 2/01/21	3,485	4,099,231
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
Series 2015I
5.25%, 11/15/35 (d)	900	900,630
Texas Public Finance Authority (State of Texas Unemployment)
Series 2014A
5.00%, 1/01/17	11,605	12,338,900
University of Texas System/The
Series 2010A
5.00%, 8/15/22	1,070	1,237,402

		71,309,816

Virginia - 1.6%
Fairfax County Economic Development Authority (Fairfax County EDA Transportation Impt Dist)
Series 2011
5.00%, 4/01/25-4/01/26	6,000	6,908,700
Virginia College Building Authority (Virginia College Building Authority State Lease)
Series 2011A
5.00%, 2/01/21	5,240	6,160,563

		13,069,263

Washington - 8.8%
Central Puget Sound Regional Transit Authority
Series 2012P

	Principal Amount (000)	U.S. $ Value
5.00%, 2/01/23-2/01/25	$7,815	$9,236,332
Chelan County Public Utility District No 1
Series 2011B
5.50%, 7/01/25	3,305	3,867,908
City of Seattle WA
Series 2015A
5.00%, 6/01/19	9,770	11,180,397
City of Seattle WA Municipal Light & Power Revenue
Series 2015A
5.00%, 5/01/18	2,070	2,296,085
City of Tacoma WA Electric System Revenue
Series 2013A
5.00%, 1/01/19-1/01/20	4,000	4,569,105
Energy Northwest (Bonneville Power Administration)
Series 2011A
5.00%, 7/01/18	680	759,356
Series 2012A
5.00%, 7/01/19	4,200	4,812,318
King County School District No 414 Lake Washington
AGM Series 2007
5.00%, 12/01/16	3,735	3,957,233
Port of Seattle WA
Series 2013
5.00%, 7/01/24	4,820	5,501,162
State of Washington
Series 20092010B
5.00%, 1/01/22	710	812,283
Series 20102010E
5.00%, 2/01/19	3,295	3,734,883
Series 2013D
5.00%, 2/01/23	3,385	4,072,358
Series 2015R
5.00%, 7/01/26	13,325	15,990,133
Washington State Housing Finance Commission (Heron’s Key Obligated Group)
Series 2015A
6.75%, 7/01/35 (d)(e)	820	827,880
Series 2015B
4.375%, 1/01/21 (d)(e)	1,250	1,268,550

		72,885,983

Wisconsin - 2.4%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio (State of Wisconsin SRF)
Series 20131
5.00%, 6/01/24	4,490	5,385,216
Wisconsin Department of Transportation
Series 20131
5.00%, 7/01/23-7/01/24	12,000	14,411,380

		19,796,596

Total Municipal Obligations (cost $797,978,703)		817,559,183

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADE - 3.5%
Financial Institutions - 3.5%
Banking - 3.5%
Bank of America Corp.
6.50%, 8/01/16	$2,585	$2,714,534
Capital One Bank USA NA
1.20%, 2/13/17	8,300	8,245,776
JPMorgan Chase & Co.
1.35%, 2/15/17	8,885	8,893,219
Morgan Stanley
1.75%, 2/25/16	3,362	3,377,516
5.375%, 10/15/15	1,000	1,009,766
Series G
5.45%, 1/09/17	4,030	4,254,531

Total Corporates - Investment Grade (cost $28,552,504)		28,495,342

AGENCIES - 0.7%
United States - 0.7%
Federal Home Loan Bank
Series 656
5.375%, 5/18/16 (a) (cost $5,444,573)	5,315	5,525,155

	Shares
SHORT-TERM INVESTMENTS - 2.6%
Investment Companies - 2.1%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.11% (f)(g) (cost $17,454,364)	17,454,364	17,454,364

	Principal Amount (000)
U.S. Treasury Bills - 0.5%
U.S. Treasury Bill
Zero Coupon, 10/22/15 (a) (cost $4,499,660)	$4,500	4,499,660

Total Short-Term Investments (cost $21,954,024)		21,954,024

U.S. $ Value
Total Investments - 105.9% (cost $853,929,804) (h)	$873,533,704
Other assets less liabilities - (5.9)%	(48,461,986)

Net Assets - 100.0%	$825,071,718

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$6,000	2/26/17	2.370%	CPI	#	$(405,494)
Barclays Bank PLC	3,000	7/19/17	2.038%	CPI	#	(102,510)
Barclays Bank PLC	37,000	8/07/17	2.124%	CPI	#	(1,460,723)
Barclays Bank PLC	5,500	6/02/19	2.580%	CPI	#	(535,318)
Barclays Bank PLC	4,000	6/15/20	2.480%	CPI	#	(369,784)
Barclays Bank PLC	35,000	7/02/20	2.256%	CPI	#	(2,042,375)
Barclays Bank PLC	1,500	8/04/20	2.308%	CPI	#	(102,191)
Barclays Bank PLC	2,000	11/10/20	2.500%	CPI	#	(173,748)
Barclays Bank PLC	6,000	5/04/21	2.845%	CPI	#	(819,896)
Barclays Bank PLC	3,000	5/12/21	2.815%	CPI	#	(401,552)
Barclays Bank PLC	14,000	4/03/22	2.663%	CPI	#	(1,674,277)
Barclays Bank PLC	16,700	10/05/22	2.765%	CPI	#	(2,008,917)
Barclays Bank PLC	25,000	8/07/24	2.573%	CPI	#	(2,151,171)
Barclays Bank PLC	19,000	5/04/25	2.125%	CPI	#	(321,689)
Barclays Bank PLC	5,400	3/06/27	2.695%	CPI	#	(745,480)
Citibank	10,000	5/04/16	2.710%	CPI	#	(694,700)
Citibank	14,000	5/30/17	2.125%	CPI	#	(753,522)
Citibank	11,500	6/21/17	2.153%	CPI	#	(630,453)
Citibank	22,000	7/02/18	2.084%	CPI	#	(950,393)
Citibank	9,000	6/29/22	2.398%	CPI	#	(805,349)
Citibank	5,400	7/19/22	2.400%	CPI	#	(469,338)
Citibank	4,000	8/10/22	2.550%	CPI	#	(402,077)
Citibank	15,500	12/07/22	2.748%	CPI	#	(1,912,011)
Citibank	47,000	5/24/23	2.533%	CPI	#	(4,490,664)
Citibank	30,000	10/29/23	2.524%	CPI	#	(2,578,946)
Citibank	15,800	2/08/28	2.940%	CPI	#	(2,688,293)
Deutsche Bank AG	11,000	6/20/21	2.655%	CPI	#	(1,304,717)
Deutsche Bank AG	9,800	9/07/21	2.400%	CPI	#	(876,591)
JPMorgan Chase Bank	1,000	7/29/20	2.305%	CPI	#	(68,323)
JPMorgan Chase Bank	19,000	8/17/22	2.523%	CPI	#	(1,839,054)
JPMorgan Chase Bank	1,400	6/30/26	2.890%	CPI	#	(247,115)
JPMorgan Chase Bank	3,300	7/21/26	2.935%	CPI	#	(611,070)
JPMorgan Chase Bank	2,400	10/03/26	2.485%	CPI	#	(253,937)
JPMorgan Chase Bank	5,400	11/14/26	2.488%	CPI	#	(575,726)
JPMorgan Chase Bank	4,850	12/23/26	2.484%	CPI	#	(503,293)
JPMorgan Chase Bank	21,350	2/20/28	2.899%	CPI	#	(3,473,377)
JPMorgan Chase Bank	12,000	3/26/28	2.880%	CPI	#	(1,919,080)
Morgan Stanley Capital Services LLC	6,000	4/05/16	2.535%	CPI	#	(346,419)
Morgan Stanley Capital Services LLC	6,000	4/16/16	2.110%	CPI	#	(229,001)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	$50,000	4/16/18	2.395%	CPI	#	$(3,337,426)
Morgan Stanley Capital Services LLC	2,000	10/14/20	2.370%	CPI	#	(145,378)
Morgan Stanley Capital Services LLC	13,000	5/23/21	2.680%	CPI	#	(1,545,752)
Morgan Stanley Capital Services LLC	10,000	4/16/23	2.690%	CPI	#	(1,143,301)
Morgan Stanley Capital Services LLC	5,000	8/15/26	2.885%	CPI	#	(876,637)

						$(48,987,068)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)	Variable rate coupon, rate shown as of July 31, 2015.
(c)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of July 31, 2015 and the aggregate market value of this security amounted to $4,219,078 or 0.51% of net assets.
(d)	When-Issued or delayed delivery security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the aggregate market value of these securities amounted to $2,096,430 or 0.3% of net assets.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of July 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $20,930,498 and gross unrealized depreciation of investments was $(1,326,598), resulting in net unrealized appreciation of $19,603,900.

As of July 31, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 7.1% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
COP	-	Certificate of Participation
CPI	-	Consumer Price Index
DOT	-	Department of Transportation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund

AB Bond Fund, Inc. - AB Municipal Bond Inflation Strategy

July 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of July 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$805,358,289		$12,200,894		$817,559,183
Corporates - Investment Grade		– 0	–	28,495,342		– 0	–	28,495,342
Agencies		– 0	–	5,525,155		– 0	–	5,525,155
Short-Term Investments:
Investment Companies		17,454,364		– 0	–	– 0	–	17,454,364
U.S. Treasury Bills		– 0	–	4,499,660		– 0	–	4,499,660

Total Investments in Securities		17,454,364		843,878,446		12,200,894		873,533,704
Other Financial Instruments*:
Liabilities:
Inflation (CPI) Swaps		– 0	–	(48,987,068)		– 0	–	(48,987,068)

Total^		$17,454,364		$794,891,378		$12,200,894		$824,546,636

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 10/31/14	$3,858,510		$3,858,510
Accrued discounts/(premiums)	(12,990)		(12,990)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(5,010)		(5,010)
Purchases	8,360,384		8,360,384
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 7/31/15	$12,200,894		$12,200,894

Net change in unrealized appreciation/depreciation from investments held as of 7/31/15	$(5,010)		$(5,010)

As of July 31, 2015, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Bond Fund, Inc. - AB All Market Real Return Portfolio

Portfolio of Investments

July 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 59.4%
Energy - 25.4%
Coal & Consumable Fuels - 0.1%
Cameco Corp.	16,995	$233,383
China Shenhua Energy Co., Ltd.-Class H	134,800	256,050
CONSOL Energy, Inc.	9,714	160,476

		649,909

Integrated Oil & Gas - 15.5%
BG Group PLC	337,960	5,750,310
BP PLC	1,269,660	7,820,765
Chevron Corp.	132,329	11,708,470
China Petroleum & Chemical Corp.-Class H	1,334,000	1,003,724
Exxon Mobil Corp.	293,605	23,256,452
Galp Energia SGPS SA	72,670	840,457
Gazprom PAO (Sponsored ADR)	44,820	205,724
Lukoil PJSC (London) (Sponsored ADR)	45,330	1,853,997
Petroleo Brasileiro SA (ADR) (a)	134,470	914,396
Petroleo Brasileiro SA (Sponsored ADR) (a)	463,830	2,852,554
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	250,786	7,193,012
Royal Dutch Shell PLC-Class A	169,430	4,856,435
Royal Dutch Shell PLC-Class B	226,142	6,547,956
TOTAL SA	254,489	12,557,239

		87,361,491

Oil & Gas Equipment & Services - 0.3%
Aker Solutions ASA (b)	125,940	501,266
Deep Sea Supply PLC	547,947	187,759
Helix Energy Solutions Group, Inc. (a)	25,260	211,426
Petroleum Geo-Services ASA	97,660	444,682

		1,345,133

Oil & Gas Exploration & Production - 7.5%
Anadarko Petroleum Corp.	55,948	4,159,734
Apache Corp.	14,949	685,561
Cabot Oil & Gas Corp.	17,469	456,989
California Resources Corp.	12,956	54,804
Canadian Natural Resources Ltd.	133,639	3,261,656
Cimarex Energy Co.	3,575	372,229
CNOOC Ltd.	2,310,200	2,829,034
Concho Resources, Inc. (a)	5,006	533,439
ConocoPhillips	84,642	4,260,879
Det Norske Oljeselskap ASA (a)	181,887	1,115,057
Devon Energy Corp.	16,262	803,668
EOG Resources, Inc.	58,803	4,539,004
EQT Corp.	6,484	498,295
Hess Corp.	45,159	2,664,832
Inpex Corp.	98,100	1,065,928
Marathon Oil Corp.	27,554	578,910
Murphy Oil Corp.	33,930	1,112,565
Noble Energy, Inc.	16,307	574,496
Occidental Petroleum Corp.	74,757	5,247,941
Pioneer Natural Resources Co.	6,298	798,397
SM Energy Co.	24,700	915,629
Whiting Petroleum Corp. (a)	8,860	181,541
Williams Cos., Inc. (The)	82,198	4,313,751

Company	Shares	U.S. $ Value
Woodside Petroleum Ltd.	30,797	$800,771

		41,825,110

Oil & Gas Refining & Marketing - 0.4%
JX Holdings, Inc.	229,300	977,454
Marathon Petroleum Corp.	12,820	700,870
Valero Energy Corp.	11,190	734,064

		2,412,388

Oil & Gas Storage & Transportation - 1.6%
Enbridge, Inc.	77,060	3,359,094
Kinder Morgan, Inc./DE	83,624	2,896,735
TransCanada Corp.	73,895	2,871,952

		9,127,781

		142,721,812

Materials - 7.4%
Aluminum - 0.1%
Alcoa, Inc.	6,909	68,192
Norsk Hydro ASA	132,358	493,591

		561,783

Commodity Chemicals - 0.4%
Denki Kagaku Kogyo KK	151,000	627,936
LyondellBasell Industries NV-Class A	10,720	1,005,857
Westlake Chemical Corp.	12,910	806,488

		2,440,281

Diversified Chemicals - 0.4%
Arkema SA	15,332	1,194,746
Eastman Chemical Co.	11,770	922,768

		2,117,514

Diversified Metals & Mining - 2.8%
Anglo American PLC	8,284	104,453
Aurubis AG	14,320	856,668
BHP Billiton Ltd.	136,123	2,628,182
BHP Billiton PLC	12,568	230,845
Boliden AB	43,780	808,473
First Quantum Minerals Ltd.	64,080	512,013
Freeport-McMoRan, Inc.	34,967	410,862
Glencore PLC (a)	867,644	2,811,265
Korea Zinc Co., Ltd.	2,630	1,111,211
MMC Norilsk Nickel PJSC (ADR)	99,470	1,537,806
Rio Tinto PLC	114,693	4,436,452
South32 Ltd. (a)	138,451	180,290

		15,628,520

Fertilizers & Agricultural Chemicals - 1.2%
Agrium, Inc. (Toronto)	4,844	495,567
CF Industries Holdings, Inc.	22,460	1,329,632
Monsanto Co.	29,654	3,021,446
Potash Corp. of Saskatchewan, Inc.	27,699	753,550

Company	Shares	U.S. $ Value
Syngenta AG (REG)	3,143	$1,294,824

		6,895,019

Forest Products - 0.0%
West Fraser Timber Co., Ltd.	2,379	104,684

Gold - 1.0%
Agnico Eagle Mines Ltd.	66,630	1,474,383
Barrick Gold Corp.	33,424	236,397
Franco-Nevada Corp.	4,680	190,013
Goldcorp, Inc.	155,331	2,072,505
Koza Altin Isletmeleri AS	58,010	488,106
Newcrest Mining Ltd. (a)	21,768	180,058
Newmont Mining Corp.	14,920	256,176
Randgold Resources Ltd.	15,752	950,257
Real Gold Mining Ltd. (a)(c)(d)	124,500	2

		5,847,897

Paper Packaging - 0.2%
Smurfit Kappa Group PLC	31,450	946,286

Paper Products - 0.4%
International Paper Co.	13,573	649,739
Mondi PLC	31,740	761,925
Stora Enso Oyj-Class R	18,416	173,389
UPM-Kymmene Oyj	17,805	328,890

		1,913,943

Precious Metals & Minerals - 0.1%
Impala Platinum Holdings Ltd. (a)	15,563	55,858
Industrias Penoles SAB de CV	4,144	63,151
Lonmin PLC (a)	717	583
Silver Wheaton Corp.	41,999	549,774

		669,366

Specialty Chemicals - 0.1%
Johnson Matthey PLC	13,420	609,965

Steel - 0.7%
ArcelorMittal (Euronext Amsterdam)	5,996	54,122
China Steel Corp. (Sponsored GDR) (b)	3,467	52,352
JFE Holdings, Inc.	2,872	53,781
Nippon Steel & Sumitomo Metal Corp.	45,495	107,463
Novolipetsk Steel OJSC (GDR) (b)	67,720	890,518
Nucor Corp.	1,923	84,881
POSCO	379	63,168
Severstal PAO (GDR) (b)	53,830	606,346
ThyssenKrupp AG	2,745	69,613
Vale SA	7,253	37,854
Vale SA (Preference Shares)	11,333	48,490
Vale SA (Sponsored ADR) (Local Preference Shares)	272,290	1,168,124
voestalpine AG	16,120	691,172

		3,927,884

		41,663,142

Company	Shares	U.S. $ Value
Equity: Other - 7.4%
Diversified/Specialty - 6.3%
Alexandria Real Estate Equities, Inc.	1,142	$105,875
Ayala Land, Inc.	635,160	519,018
Azrieli Group	2,784	115,581
Beni Stabili SpA SIIQ	70,815	55,857
British Land Co. PLC (The)	139,426	1,828,510
Bumi Serpong Damai Tbk PT	522,600	69,050
CA Immobilien Anlagen AG (a)	36,531	655,965
Canadian Real Estate Investment Trust	1,103	35,860
Capital Property Fund	108,448	126,020
CapitaLand Ltd.	185,100	434,368
CBRE Group, Inc.-Class A (a)	11,860	450,324
Central Pattana PCL	97,451	130,644
Cheung Kong Property Holdings Ltd. (a)	58,000	483,315
Ciputra Development Tbk PT	739,500	57,348
City Developments Ltd.	41,300	281,079
ClubCorp Holdings, Inc.	18,760	437,483
Cofinimmo SA	5,178	556,264
Country Garden Holdings Co., Ltd.	384,000	149,989
CSR Ltd.	57,480	156,850
Dalian Wanda Commercial Properties Co., Ltd.-Class H (b)	19,000	138,598
Digital Realty Trust, Inc.	2,164	139,080
Duke Realty Corp.	28,293	570,670
East Japan Railway Co.	3,700	364,995
Eastern & Oriental Bhd	55,850	25,860
Emira Property Fund Ltd.	176,930	240,564
Evergrande Real Estate Group Ltd.	402,250	265,755
Fastighets AB Balder-Class B (a)	7,050	117,327
Fibra Uno Administracion SA de CV	174,347	418,866
Folkestone Education Trust	90,810	150,677
Fonciere Des Regions	2,569	221,829
Fukuoka REIT Corp.	72	121,059
Gecina SA	2,505	320,918
Globe Trade Centre SA (a)	18,582	29,064
Goldin Properties Holdings Ltd. (a)	90,000	69,369
GPT Group (The)	186,553	627,072
Gramercy Property Trust, Inc.	38,286	936,476
Great Portland Estates PLC	24,910	323,600
Growthpoint Properties Ltd.	152,117	332,879
H&R Real Estate Investment Trust	4,325	73,844
Hang Lung Properties Ltd.	155,000	444,652
Hemfosa Fastigheter AB	42,060	453,850
Henderson Land Development Co., Ltd.	71,457	472,416
Hufvudstaden AB-Class A	8,473	109,527
Hulic Co., Ltd.	22,550	223,033
IMMOFINANZ AG (a)	232,688	571,512
IOI Properties Group Bhd	139,000	69,427
Kaisa Group Holdings Ltd. (a)(c)(d)	805,000	161,991
Kennedy Wilson Europe Real Estate PLC	35,223	629,819
Kiwi Property Group Ltd.	77,540	70,575
KLCCP Stapled Group	31,600	58,581
Land & Houses PCL	234,900	53,318
Land Securities Group PLC	57,493	1,165,396
Lend Lease Group	50,310	571,493
Leopalace21 Corp. (a)	31,900	174,441
Lippo Karawaci Tbk PT	1,342,600	114,561

Company	Shares	U.S. $ Value
Longfor Properties Co., Ltd.	92,700	$131,890
Mah Sing Group Bhd	108,250	43,023
Mapletree Greater China Commercial Trust (b)	124,100	88,657
Merlin Properties Socimi SA (a)	84,420	925,196
Mitsubishi Estate Co., Ltd.	124,600	2,767,069
Mitsui Fudosan Co., Ltd.	99,400	2,827,470
New World China Land Ltd.	182,000	112,574
New World Development Co., Ltd.	308,000	371,923
Nomura Real Estate Holdings, Inc.	6,800	135,605
Orix JREIT, Inc.	123	167,463
Pakuwon Jati Tbk PT	1,616,500	49,538
Pruksa Real Estate PCL	46,400	31,728
Quality Houses PCL	306,483	20,174
Redefine Properties Ltd.	261,178	237,218
Resilient Property Income Fund Ltd.	15,746	124,995
SA Corporate Real Estate Fund Nominees Pty Ltd.	272,900	100,313
SM Prime Holdings, Inc.	540,100	253,096
SP Setia Bhd Group	58,500	46,653
Spirit Realty Capital, Inc.	74,360	754,754
Sponda Oyj	18,381	73,077
Sumitomo Realty & Development Co., Ltd.	55,700	1,953,852
Summarecon Agung Tbk PT	727,800	93,505
Sun Hung Kai Properties Ltd.	187,923	2,883,645
Sunac China Holdings Ltd.	107,600	96,063
Suntec Real Estate Investment Trust	183,000	227,115
Supalai PCL	43,400	21,057
Swiss Prime Site AG (REG) (a)	4,206	335,157
Taiheiyo Cement Corp.	38,000	125,287
United Urban Investment Corp.	177	257,098
UOL Group Ltd.	141,164	689,654
Vornado Realty Trust	5,148	502,187
Wallenstam AB-Class B	15,288	110,764
West China Cement Ltd.	4,762,000	859,162
WHA Corp. PCL (a)	223,000	23,537
Wharf Holdings Ltd. (The)	94,000	596,577
WP Carey, Inc.	1,346	82,362

		35,601,932

Health Care - 0.8%
Chartwell Retirement Residences	36,270	331,681
HCP, Inc.	36,047	1,392,856
Health Care REIT, Inc.	12,354	856,997
LTC Properties, Inc.	16,140	708,062
Omega Healthcare Investors, Inc.	2,613	94,747
Senior Housing Properties Trust	3,737	64,538
Ventas, Inc.	14,588	978,709

		4,427,590

Triple Net - 0.3%
National Retail Properties, Inc.	23,699	880,892
Realty Income Corp.	15,509	748,930

		1,629,822

		41,659,344

Company	Shares	U.S. $ Value
Utilities - 5.1%
Electric Utilities - 2.0%
CLP Holdings Ltd.	92,000	$780,125
Electricite de France SA	92,116	2,192,157
Endesa SA	79,943	1,679,453
Enel SpA	437,995	2,058,116
Fortum Oyj	46,436	815,357
Iberdrola SA	279,718	1,972,919
Korea Electric Power Corp.	22,564	975,643
SSE PLC	44,467	1,052,045

		11,525,815

Gas Utilities - 0.6%
Gas Natural SDG SA	54,006	1,172,168
Hong Kong & China Gas Co., Ltd.	431,200	880,752
Petronas Gas Bhd	97,400	562,320
Snam SpA	161,695	795,678

		3,410,918

Independent Power Producers & Energy Traders - 0.4%
Aboitiz Power Corp.	174,800	166,972
AES Corp./VA	21,807	279,130
Calpine Corp. (a)	11,857	216,983
China Resources Power Holdings Co., Ltd.	136,000	349,324
EDP Renovaveis SA	29,286	214,287
Electric Power Development Co., Ltd.	4,200	145,159
Enel Green Power SpA	193,956	402,900
NRG Energy, Inc.	13,272	297,956
Tractebel Energia SA	25,800	273,150

		2,345,861

Multi-Utilities - 1.9%
Centrica PLC	248,369	1,033,018
Dominion Resources, Inc./VA	19,682	1,411,199
E.ON SE	96,420	1,273,350
Engie	113,442	2,175,532
National Grid PLC	145,218	1,932,668
PG&E Corp.	14,874	781,034
RWE AG	35,125	731,535
Sempra Energy	7,976	811,797
United Utilities Group PLC	28,532	396,895

		10,547,028

Water Utilities - 0.2%
American Water Works Co., Inc.	6,432	333,885
Cia de Saneamento Basico do Estado de Sao Paulo	48,800	248,992
Severn Trent PLC	9,951	342,120

		924,997

		28,754,619

Retail - 3.9%
Regional Mall - 1.2%
BR Malls Participacoes SA	29,840	111,989
CapitaLand Mall Trust	188,200	274,360
General Growth Properties, Inc.	17,620	478,207
Macerich Co. (The)	2,536	200,750

Company	Shares	U.S. $ Value
Multiplan Empreendimentos Imobiliarios SA	13,580	$185,022
Pennsylvania Real Estate Investment Trust	37,610	824,411
Simon Property Group, Inc.	16,810	3,147,168
Westfield Corp.	155,865	1,139,969
WP GLIMCHER, Inc.	31,161	421,920

		6,783,796

Shopping Center/Other Retail - 2.7%
Capital & Counties Properties PLC	52,483	377,730
Citycon Oyj (a)	19,949	52,943
DDR Corp.	36,700	598,210
Federal Realty Investment Trust	1,083	148,144
Federation Centres	203,900	446,248
Fibra Shop Portafolios Inmobiliarios SAPI de CV	297,364	322,602
Hammerson PLC	89,772	921,565
Hyprop Investments Ltd.	38,101	390,399
IGB Real Estate Investment Trust	112,400	39,676
Iguatemi Empresa de Shopping Centers SA	3,900	27,257
Intu Properties PLC	66,619	342,630
Japan Retail Fund Investment Corp.	333	652,755
JB Hi-Fi Ltd.	23,160	326,344
Kimco Realty Corp.	6,570	162,345
Kite Realty Group Trust	26,480	699,072
Klepierre	26,994	1,228,189
Link REIT (The)	211,423	1,242,970
Mercialys SA	21,430	488,597
Ramco-Gershenson Properties Trust	38,463	651,563
Regency Centers Corp.	1,464	93,652
Retail Opportunity Investments Corp.	41,680	714,812
RioCan Real Estate Investment Trust (Toronto)	4,856	99,470
Scentre Group	666,345	1,924,321
Smart Real Estate Investment Trust	1,652	38,273
Unibail-Rodamco SE	9,806	2,606,477
Vastned Retail NV	11,375	517,043

		15,113,287

		21,897,083

Residential - 3.3%
Multi-Family - 2.8%
Advance Residence Investment Corp.	91	198,559
Apartment Investment & Management Co.-Class A	2,462	96,215
AvalonBay Communities, Inc.	8,011	1,380,616
Barratt Developments PLC	32,560	322,232
Boardwalk Real Estate Investment Trust	635	27,947
BUWOG AG (a)	3,716	74,915
Camden Property Trust	1,356	107,978
Canadian Apartment Properties REIT	1,764	37,806
China Overseas Land & Investment Ltd.	258,140	811,261
China Resources Land Ltd.	435,908	1,224,132
China Vanke Co., Ltd.-Class H	463,874	1,103,156
CIFI Holdings Group Co., Ltd.	1,414,000	295,608
Corp. GEO SAB de CV Series B (a)(c)(d)	23,600	0
Cyrela Brazil Realty SA Empreendimentos e Participacoes	18,200	49,434
Desarrolladora Homex SAB de CV (a)(c)(d)	14,600	402
Deutsche Annington Immobilien SE	38,045	1,187,000
Deutsche Wohnen AG	21,745	536,496

Company	Shares	U.S. $ Value
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	428,665	$401,278
Equity Residential	12,408	928,243
Essex Property Trust, Inc.	5,255	1,181,902
Ichigo Real Estate Investment Corp.	341	239,530
Japan Rental Housing Investments, Inc.	278	184,147
KWG Property Holding Ltd.	619,000	461,634
LEG Immobilien AG (a)	4,219	307,028
Mid-America Apartment Communities, Inc.	12,560	1,009,071
Mirvac Group	265,372	365,596
MRV Engenharia e Participacoes SA	19,050	42,841
Shimao Property Holdings Ltd.	84,000	150,632
Sino-Ocean Land Holdings Ltd.	232,080	159,970
Stockland	375,886	1,165,089
Sun Communities, Inc.	8,456	587,776
UDR, Inc.	3,999	135,206
UNITE Group PLC (The)	33,320	328,336
Urbi Desarrollos Urbanos SAB de CV (a)(c)(d)	120,400	0
Wing Tai Holdings Ltd.	425,100	584,117
Yuexiu Property Co., Ltd.	412,000	81,250

		15,767,403

Self Storage - 0.5%
CubeSmart	29,210	764,134
Extra Space Storage, Inc.	12,010	882,975
National Storage Affiliates Trust	35,581	420,923
Public Storage	2,281	468,015
Safestore Holdings PLC	62,990	296,581

		2,832,628

		18,600,031

Transportation - 2.5%
Airport Services - 1.0%
Aeroports de Paris	13,425	1,610,046
Airports of Thailand PCL	119,100	993,486
Auckland International Airport Ltd.	146,099	521,486
Flughafen Zuerich AG (REG)	615	504,810
Fraport AG Frankfurt Airport Services Worldwide	13,144	862,999
Kobenhavns Lufthavne	940	514,625
SIA Engineering Co., Ltd.	187,000	492,163

		5,499,615

Highways & Railtracks - 1.2%
Abertis Infraestructuras SA	140,363	2,298,436
Atlantia SpA	119,868	3,200,975
CCR SA	329,400	1,464,235

		6,963,646

Marine Ports & Services - 0.3%
COSCO Pacific Ltd.	298,000	390,458
International Container Terminal Services, Inc.	197,680	474,754
Kamigumi Co., Ltd.	25,000	235,144
Mitsubishi Logistics Corp.	17,000	246,995
Westports Holdings Bhd	255,800	268,207

Company	Shares	U.S. $ Value
Westshore Terminals Investment Corp.	8,302	$183,389

		1,798,947

		14,262,208

Office - 1.7%
Office - 1.7%
Allied Properties Real Estate Investment Trust	14,993	417,514
alstria office REIT-AG (a)	27,133	374,765
Ascendas India Trust	49,200	33,533
Befimmo SA	1,246	78,951
Boston Properties, Inc.	4,685	577,567
Castellum AB	12,532	178,681
Cominar Real Estate Investment Trust	2,598	34,922
Cousins Properties, Inc.	41,600	431,808
Derwent London PLC	7,063	400,403
Dream Office Real Estate Investment Trust	20,944	380,014
Entra ASA (b)	35,974	326,999
Fabege AB	43,451	602,993
Highwoods Properties, Inc.	11,330	479,599
Hongkong Land Holdings Ltd.	175,300	1,349,810
Hudson Pacific Properties, Inc.	12,640	389,059
Inmobiliaria Colonial SA (a)	128,090	95,276
Investa Office Fund	72,500	209,505
Japan Prime Realty Investment Corp.	74	239,689
Japan Real Estate Investment Corp.	127	569,556
Kenedix Office Investment Corp.-Class A	102	472,577
Kilroy Realty Corp.	2,970	210,424
Liberty Property Trust	10,441	355,307
Nippon Building Fund, Inc.	97	433,493
Norwegian Property ASA (a)	17,868	20,715
PSP Swiss Property AG (REG) (a)	3,045	273,532
SL Green Realty Corp.	1,517	174,667
Tokyo Tatemono Co., Ltd.	15,500	216,897
Workspace Group PLC	22,710	344,984

		9,673,240

Industrials - 1.0%
Industrial Warehouse Distribution - 0.8%
Ascendas Real Estate Investment Trust	140,400	247,536
DCT Industrial Trust, Inc.	17,030	591,963
Global Logistic Properties Ltd.	229,000	384,089
GLP J-Reit	211	203,070
Granite Real Estate Investment Trust	18,068	556,314
Hansteen Holdings PLC	121,900	231,865
Japan Logistics Fund, Inc.	73	137,585
Mapletree Logistics Trust	351,109	284,092
Mexico Real Estate Management SA de CV (a)	294,376	435,923
Nippon Prologis REIT, Inc.	191	376,693
PLA Administradora Industrial S de RL de CV (a)	123,760	250,477
Prologis, Inc.	7,963	323,377
Segro PLC	53,692	376,310
Warehouses De Pauw CVA	856	67,622

		4,466,916

Mixed Office Industrial - 0.2%
BR Properties SA	13,740	45,546
Goodman Group	224,787	1,072,037

Company	Shares	U.S. $ Value
Green REIT PLC	49,691	$83,577
Kungsleden AB	13,910	93,161

		1,294,321

		5,761,237

Lodging - 0.7%
Lodging - 0.7%
Ashford Hospitality Prime, Inc.	1,629	23,718
Ashford Hospitality Trust, Inc.	39,816	347,992
Ashford, Inc. (a)	411	24,508
Hospitality Properties Trust	2,376	65,150
Host Hotels & Resorts, Inc.	12,084	234,188
Japan Hotel REIT Investment Corp.	386	249,769
Pebblebrook Hotel Trust	20,050	816,035
RLJ Lodging Trust	29,110	868,351
Starwood Hotels & Resorts Worldwide, Inc.	3,560	282,877
Summit Hotel Properties, Inc.	47,670	649,742
Wyndham Worldwide Corp.	8,790	725,351

		4,287,681

Food Beverage & Tobacco - 0.6%
Agricultural Products - 0.5%
Archer-Daniels-Midland Co.	45,129	2,140,017
Bunge Ltd.	4,833	385,915
Wilmar International Ltd.	64,300	149,940

		2,675,872

Packaged Foods & Meats - 0.1%
Tyson Foods, Inc.-Class A	15,110	670,128

		3,346,000

Mortgage - 0.2%
Mortgage - 0.2%
Blackstone Mortgage Trust, Inc.-Class A	10,150	296,075
Concentradora Hipotecaria SAPI de CV	172,000	288,117
First American Financial Corp.	8,370	339,655

		923,847

Real Estate - 0.1%
Construction Materials - 0.1%
Vereit, Inc.	39,482	339,545

Developers - 0.0%
Daelim Industrial Co., Ltd.	2,360	150,358

		489,903

Financial:Other - 0.1%
Financial:Other - 0.1%
HFF, Inc.-Class A	6,840	313,546

Total Common Stocks (cost $376,757,551)		334,353,693

	Principal Amount (000)	U.S. $ Value
INFLATION-LINKED SECURITIES - 24.4%
United States - 24.4%
U.S. Treasury Inflation Index
0.125%, 4/15/16 (TIPS) (e)(f)	$134,203	$133,573,899
0.625%, 7/15/21 (TIPS)	3,706	3,796,012

Total Inflation-Linked Securities (cost $139,087,975)		137,369,911

	Shares
WARRANTS - 0.4%
Materials - 0.3%
Fertilizers & Agricultural Chemicals - 0.3%
UPL Ltd., Deutsche Bank, expiring 1/30/17 (a)	158,480	1,325,291

Equity: Other - 0.1%
Diversified/Specialty - 0.1%
Eastern & Oriental Bhd, expiring 7/21/19 (a)	12,100	902
Emaar Properties PJSC, Merrill Lynch Intl & Co., expiring 10/01/15 (a)	293,277	630,806

		631,708

Energy - 0.0%
Coal & Consumable Fuels - 0.0%
Coal India Ltd., Merrill Lynch Intl & Co., expiring 11/02/15 (a)	13,520	92,837

Financial:Other - 0.0%
Financial:Other - 0.0%
DLF Ltd., Merrill Lynch Intl & Co., expiring 5/23/18 (a)	35,520	63,821

Total Warrants (cost $1,553,942)		2,113,657

INVESTMENT COMPANIES - 0.4%
Funds and Investment Trust - 0.4%
iShares US Real Estate ETF (cost $1,764,949)	27,630	2,067,553

RIGHTS - 0.0%
Equity: Other - 0.0%
Diversified/Specialty - 0.0%
Merlin Properties Socimi SA, expiring 8/01/15 (a) (cost $0)	31,035	44,310

SHORT-TERM INVESTMENTS - 15.7%
Investment Companies - 15.7%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.11% (g)(h) (cost $88,215,120)	88,215,120	88,215,120

U.S. $ Value
Total Investments - 100.3% (cost $607,379,537) (i)	$564,164,244
Other assets less liabilities - (0.3)% (j)	(1,777,808)

Net Assets - 100.0%	$562,386,436

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Coffee C Futures	28	September 2015	$1,437,013	$1,315,124	$(121,889)
Corn Futures	56	September 2015	1,042,075	1,038,800	(3,275)
Gold 100 OZ Futures	79	December 2015	8,653,064	8,651,290	(1,774)
Lean Hogs Futures	58	October 2015	1,461,175	1,478,420	17,245
LME Lead Futures	13	September 2015	581,709	551,688	(30,021)
LME Nickel Futures	28	September 2015	2,039,300	1,850,940	(188,360)
LME Zinc Futures	4	September 2015	204,462	191,075	(13,387)
Palladium Futures	28	September 2015	2,014,405	1,710,380	(304,025)
Platinum Futures	53	October 2015	2,917,258	2,610,250	(307,008)
Sugar 11 (World) Futures	297	September 2015	4,030,673	3,705,610	(325,063)
WTI Crude Futures	191	November 2017	15,443,783	11,045,530	(4,398,253)
WTI Crude Futures	355	November 2018	28,647,847	21,335,500	(7,312,347)
WTI Crude Futures	178	November 2019	12,406,386	10,993,280	(1,413,106)
Sold Contracts
Cocoa Futures	21	December 2015	683,484	676,410	7,074
Coff Robusta Futures	80	September 2015	1,383,836	1,310,400	73,436
Cotton No. 2 Futures	14	December 2015	453,448	449,470	3,978
Live Cattle Futures	24	October 2015	1,436,402	1,400,880	35,522
LME PRI Aluminum Futures	32	September 2015	1,357,193	1,283,600	73,593
S&P 500 E-Mini Futures	233	September 2015	24,143,120	24,446,360	(303,240)
Wheat (CBT) Futures	41	September 2015	1,060,563	1,023,463	37,100

					$(14,473,800)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	22,872	NOK	177,514	9/17/15	$(1,161,885)
Barclays Bank PLC	INR	55,489	USD	854	9/16/15	(7,210)
Barclays Bank PLC	EUR	44,642	USD	50,551	9/17/15	1,494,604
Barclays Bank PLC	JPY	2,025,905	USD	16,523	9/17/15	167,803
Barclays Bank PLC	USD	1,846	CHF	1,709	9/17/15	(74,319)
Barclays Bank PLC	USD	744	IDR	10,096,953	9/17/15	(5,624)
BNP Paribas SA	USD	2,637	HKD	20,447	9/17/15	179
Citibank	USD	1,204	RUB	69,487	9/10/15	(86,946)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank	USD	3,353	EUR	2,942	9/17/15	$(119,809)
Credit Suisse International	NOK	185,268	USD	22,693	9/17/15	33,868
Goldman Sachs Bank USA	CAD	15,046	USD	11,858	9/17/15	356,443
Goldman Sachs Bank USA	KRW	776,074	USD	697	9/17/15	32,369
Goldman Sachs Bank USA	USD	3,432	CNY	21,122	9/17/15	12,742
Goldman Sachs Bank USA	USD	2,910	ZAR	36,491	9/17/15	(47,820)
Royal Bank of Scotland PLC	AUD	5,344	USD	4,120	9/17/15	222,914
Royal Bank of Scotland PLC	USD	695	MYR	2,611	9/17/15	(18,756)
Royal Bank of Scotland PLC	USD	1,622	SGD	2,180	9/17/15	(34,964)
Standard Chartered Bank	CAD	9,536	USD	7,757	9/17/15	467,316
State Street Bank & Trust Co.	EUR	865	USD	980	9/17/15	29,911
State Street Bank & Trust Co.	JPY	34,832	USD	284	9/17/15	2,975
UBS AG	BRL	7,934	USD	2,443	9/02/15	150,334
UBS AG	BRL	7,804	USD	2,433	9/17/15	189,346
UBS AG	GBP	13,420	USD	20,837	9/17/15	(113,891)
UBS AG	USD	3,536	GBP	2,236	9/17/15	(45,130)

						$1,444,450

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
Market Vectors Gold (k)	2,625,440	$13.00	9/18/15	$1,824,156	$(1,496,501)
United States Oil Fund LP (k)	1,175,094	16.00	9/15/15	640,191	(1,246,546)

				$2,464,347	$(2,743,047)

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	$3,830	3/30/22	2.263%	3 Month LIBOR	$(105,622)

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank	$1,000	3/27/18	2.450%	CPI	#	$(77,550)
Deutsche Bank AG	8,719	3/25/25	2.205%	CPI	#	19,190
Deutsche Bank AG	38,982	3/25/25	2.205%	CPI	#	85,795
Deutsche Bank AG	46,779	3/25/25	2.205%	CPI	#	102,955
Deutsche Bank AG	18,987	3/26/25	2.195%	CPI	#	50,436
Deutsche Bank AG	37,975	3/26/25	2.170%	CPI	#	143,143

Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	$54,500	7/30/25	2.278%	CPI	#	$(2,364)
JPMorgan Chase Bank	76,719	3/30/25	2.170%	CPI	#	295,287
JPMorgan Chase Bank	76,719	4/01/25	2.170%	CPI	#	293,701

						$910,593

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Credit Suisse International Bloomberg Commodity Index 2 Months Forwards	227,233	0.11%	USD 48,463	9/15/15	$(3,222,659)
Goldman Sachs International Bloomberg Commodity Index 2 Months Forwards	250,000	0.11%	53,319	9/15/15	(3,545,545)
JPMorgan Chase Bank Bloomberg Commodity Index 2 Months Forwards	441,123	0.11%	94,080	9/15/15	(6,256,085)
Bloomberg Commodity Index 2 Months Forwards	16,122	0.11%	3,210	9/15/15	– 0	–
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services		LIBOR Minus
United States Oil Fund LP	806,465	1.78%	14,200	10/15/15	1,626,882

					$(11,397,407)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the aggregate market value of these securities amounted to $2,604,736 or 0.5% of net assets.
(c)	Fair valued by the Adviser.
(d)	Illiquid security.
(e)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(g)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of July 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $13,515,199 and gross unrealized depreciation of investments was $(56,730,492), resulting in net unrealized depreciation of $(43,215,293).
(j)	An amount of U.S. $4,072,726 has been segregated to collateralize margin requirements for the open futures contracts at July 31, 2015.
(k)	One contract relates to 1 share.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SGD	-	Singapore Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
CBT	-	Chicago Board of Trade
CPI	-	Consumer Price Index
ETF	-	Exchange Traded Fund
GDR	-	Global Depositary Receipt
LIBOR	-	London Interbank Offered Rates
LME	-	London Metal Exchange
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
TIPS	-	Treasury Inflation Protected Security
WTI	-	West Texas Intermediate

COUNTRY BREAKDOWN*

July 31, 2015 (unaudited)

46.5%	United States
6.9%	United Kingdom
4.4%	France
3.3%	Canada
3.0%	Japan
2.5%	Netherlands
2.2%	Australia
1.9%	China
1.7%	Hong Kong
1.5%	Spain
1.3%	Brazil
1.2%	Italy
1.1%	Germany
6.9%	Other
15.6%	Short-Term

100.0%	Total Investments

*	All data are as of July 31, 2015. The Strategy’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.9% or less in the following countries: Austria, Belgium, Denmark, Finland, India, Indonesia, Ireland, Israel, Jersey (Channel Islands), Malaysia, Mexico, New Zealand, Norway, Philippines, Poland, Portugal, Russia, Singapore, South Africa, South Korea, Sweden, Switzerland, Taiwan, Thailand, Turkey and United Arab Emirates.

AB Bond Fund, Inc. - AB All Market Real Return Portfolio

July 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2015:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Energy	$87,973,913		$54,747,899		$	– 0	–	$142,721,812
Materials	18,871,160		22,791,980			2		41,663,142
Equity: Other	16,212,524		25,284,829			161,991		41,659,344
Utilities	6,268,491		22,486,128			– 0	–	28,754,619
Retail	9,843,539		12,053,544			– 0	–	21,897,083
Residential	8,745,999		9,853,630			402	^	18,600,031
Transportation	4,040,502		10,221,706			– 0	–	14,262,208
Office	5,181,938		4,491,302			– 0	–	9,673,240
Industrials	3,163,489		2,597,748			– 0	–	5,761,237
Lodging	4,037,912		249,769			– 0	–	4,287,681
Food Beverage & Tobacco	3,196,060		149,940			– 0	–	3,346,000
Mortgage	923,847		– 0	–		– 0	–	923,847
Real Estate	339,545		150,358			– 0	–	489,903
Financial:Other	313,546		– 0	–		– 0	–	313,546
Inflation-Linked Securities	– 0	–	137,369,911			– 0	–	137,369,911
Warrants	902		2,112,755			– 0	–	2,113,657
Investment Companies	2,067,553		– 0	–		– 0	–	2,067,553
Rights	44,310		– 0	–		– 0	–	44,310
Short-Term Investments	88,215,120		– 0	–		– 0	–	88,215,120

Total Investments in Securities	259,440,350		304,561,499		162,395		564,164,244
Other Financial Instruments* :
Assets:
Futures	247,948		– 0	–	– 0	–	247,948
Forward Currency Exchange Contracts	– 0	–	3,160,804		– 0	–	3,160,804
Inflation (CPI) Swaps	– 0	–	990,507		– 0	–	990,507
Total Return Swaps	– 0	–	1,626,882		– 0	–	1,626,882
Liabilities:
Futures	(14,721,748)		– 0	–	– 0	–	(14,721,748)
Forward Currency Exchange Contracts	– 0	–	(1,716,354)		– 0	–	(1,716,354)
Put Options Written	– 0	–	(2,743,047)		– 0	–	(2,743,047)
Interest Rate Swaps	– 0	–	(105,622)		– 0	–	(105,622)
Inflation (CPI) Swaps	– 0	–	(79,914)		– 0	–	(79,914)
Total Return Swaps	– 0	–	(13,024,289)		– 0	–	(13,024,289)

Total+(a)	$244,966,550		$292,670,466		$162,395		$537,799,411

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were de minimis transfers under 1% of net assets from Level 1 to Level 2 during the reporting period.
(a)	An amount of $11,881,775 was transferred from Level 2 to Level 1 as the above mentioned foreign equity fair valuation by the third party vendor was not applied during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks - Materials		Common Stocks - Equity: Other			Common Stocks - Residential^
Balance as of 10/31/14	$2		$	– 0	–	$2,586
Accrued discounts/(premiums)	– 0	–		– 0	–	– 0	–
Realized gain (loss)	– 0	–		– 0	–	– 0	–
Change in unrealized appreciation/depreciation	– 0	–		(136,133)		(2,184)
Purchases	– 0	–		– 0	–	– 0	–
Sales	– 0	–		– 0	–	– 0	–
Transfers in to Level 3	– 0	–		298,124		– 0	–
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 7/31/15	$2			$161,991		$402

Net change in unrealized appreciation/depreciation from investments held as of 7/31/15	$ – 0	–		$(136,133)		$(2,003)

	Total
Balance as of 10/31/14	$2,588
Accrued discounts/(premiums)	– 0	–
Realized gain (loss)	– 0	–
Change in unrealized appreciation/depreciation	(138,317)
Purchases	– 0	–

	Total
Sales	$	– 0	–
Transfers in to Level 3		298,124
Transfers out of Level 3		– 0	–

Balance as of 7/31/15		$162,395	+

Net change in unrealized appreciation/depreciation from investments held as of 7/31/15		$(138,136)

^	The Portfolio held securities with zero market value at period end.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Tax-Aware Fixed Income Portfolio

Portfolio of Investments

July 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 95.3%
Long-Term Municipal Bonds - 95.3%
Alabama - 0.4%
County of Jefferson AL Sewer Revenue
Series 2013D
6.00%, 10/01/42	$110	$122,709

Arizona - 2.4%
Arizona Health Facilities Authority (Beatitudes Campus (The))
Series 2007
5.20%, 10/01/37	110	106,616
City of Phoenix Civic Improvement Corp.
Series 2014B
5.00%, 7/01/22	300	358,200
Industrial Development Authority of the City of Phoenix (The) (Great Hearts Academies)
Series 2014
5.00%, 7/01/44 (a)	100	101,214
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	100	109,823

		675,853

California - 1.4%
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 11/21/45 (a)	250	261,720
Golden State Tobacco Securitization Corp.
Series 2007A-1
5.125%, 6/01/47	165	127,611

		389,331

Colorado - 3.9%
Colorado Health Facilities Authority (Catholic Health Initiatives)
Series 2013
5.25%, 1/01/40	170	185,317
Colorado Health Facilities Authority (Parkview Medical Center, Inc. Obligated Group)
Series 2015B
5.00%, 9/01/30	200	220,806
Denver City & County School District No 1
Series 2014B
5.00%, 12/01/23	560	680,058

		1,086,181

Connecticut - 0.6%
State of Connecticut
Series 2014C
5.00%, 12/15/22	130	152,966

	Principal Amount (000)	U.S. $ Value
Florida - 12.3%
Brevard County School District COP
Series 2015B
5.00%, 7/01/25	$290	$346,791
Capital Trust Agency, Inc. (Million Air One LLC)
Series 2011
7.75%, 1/01/41	100	93,616
Citizens Property Insurance Corp.
Series 2015A
5.00%, 6/01/20-6/01/22	560	641,412
Collier County Industrial Development Authority (Arlington of Naples (The))
Series 2014A
8.125%, 5/15/44 (a)	100	117,081
County of Miami-Dade FL (County of Miami-Dade FL Non-Ad Valorem)
Series 2015A
5.00%, 6/01/28	780	888,326
County of Miami-Dade FL Aviation Revenue
Series 2015A
5.00%, 10/01/31	265	294,881
County of Orange FL Tourist Development Tax Revenue
Series 2015
5.00%, 10/01/21	435	514,087
Florida Development Finance Corp. (Tuscan Isle Obligated Group)
Series 2015A
7.00%, 6/01/35 (a)	100	101,331
School District of Broward County/FL
Series 2015
5.00%, 7/01/25	365	436,128

		3,433,653

Georgia - 1.3%
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
Series 2012A
5.00%, 1/01/31	310	350,508

Idaho - 0.4%
Idaho Health Facilities Authority (The Terraces at Boise)
Series 2014A
8.00%, 10/01/44	100	104,579

Illinois - 4.6%
Chicago Board of Education
Series 2012A
5.00%, 12/01/42	40	33,714
City of Chicago IL (Goldblatts Supportive Living Project)
Series 2015
6.00%, 12/01/30 (b)(c)	100	99,879
Illinois Finance Authority (Greenfields of Geneva)
Series 2010A
8.125%, 2/15/40	50	52,603

	Principal Amount (000)	U.S. $ Value
Illinois Finance Authority (Park Place of Elmhurst)
Series 2010A
8.125%, 5/15/40	$100	$60,606
Illinois Finance Authority (Silver Cross Hospital Obligated Group)
Series 2015C
5.00%, 8/15/35	250	264,547
Illinois Municipal Electric Agency
Series 2015A
5.00%, 2/01/22	465	537,852
State of Illinois
Series 2012
5.00%, 3/01/31	100	102,414
Series 2014
5.00%, 5/01/35	130	131,921

		1,283,536

Indiana - 1.7%
Indiana Finance Authority (Bethany Circle of King’s Daughters’ of Madison Indiana, Inc. (The))
Series 2010
5.50%, 8/15/40	160	174,710
Indiana Finance Authority (Marquette Manor)
Series 2015A
5.00%, 3/01/30	190	203,110
Indiana Finance Authority (WVB East End Partners LLC)
Series 2013A
5.00%, 7/01/40	100	103,628

		481,448

Iowa - 1.0%
Iowa Finance Authority (Iowa Finance Authority SRF)
Series 2015
5.00%, 8/01/18	255	285,845

Kentucky - 0.2%
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group)
Series 2012
5.375%, 11/15/42	65	65,559

Louisiana - 1.3%
City of New Orleans LA Water Revenue
Series 2014
5.00%, 12/01/34	100	109,095
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2014A
7.50%, 7/01/23	250	257,772

		366,867

	Principal Amount (000)	U.S. $ Value
Maine - 0.7%
Maine Health & Higher Educational Facilities Authority (MaineGeneral Health Obligated Group)
Series 2011
7.50%, 7/01/32	$165	$196,055

Maryland - 1.5%
University System of Maryland
Series 2009A
5.00%, 4/01/18	365	404,380

Massachusetts - 2.8%
Commonwealth of Massachusetts NATL Series 2000E
0.135%, 12/01/30 (d)	125	116,549
Massachusetts Clean Water Trust (The)
Series 2014
5.00%, 8/01/17	610	662,222

		778,771

Michigan - 4.3%
City of Detroit MI Sewage Disposal System Revenue
Series 2012A
5.00%, 7/01/22	115	129,399
Michigan Finance Authority (State of Michigan Unemployment)
Series 2012B
5.00%, 7/01/21	735	815,850
Michigan Finance Authority (Trinity Health Credit Group)
Series 2015
5.00%, 12/01/32	235	259,518

		1,204,767

Minnesota - 2.6%
St Paul Housing & Redevelopment Authority (HealthEast Obligated Group)
Series 2015A
5.25%, 11/15/35	100	105,256
State of Minnesota
Series 2010E
5.00%, 8/01/17	580	629,776

		735,032

Nebraska - 0.4%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The))
Series 2012
5.00%, 9/01/42	100	105,600

New Hampshire - 0.4%
New Hampshire Health and Education Facilities Authority Act (Southern New Hampshire University)
Series 2012
5.00%, 1/01/42	115	118,746

	Principal Amount (000)	U.S. $ Value
New Jersey - 4.6%
Burlington County Bridge Commission (Evergreens (The))
Series 2007
5.625%, 1/01/38	$140	$143,630
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2013
5.00%, 3/01/20	260	282,173
Series 2013NN
5.00%, 3/01/20 (Pre-refunded/ETM)	30	34,868
New Jersey Economic Development Authority (United Airlines, Inc.)
Series 1999
5.25%, 9/15/29	85	92,269
New Jersey State Turnpike Authority
Series 2013A
5.00%, 1/01/32	315	354,860
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2011B
5.00%, 6/15/20	240	261,326
Tobacco Settlement Financing Corp./NJ
Series 20071A
5.00%, 6/01/41	165	123,300

		1,292,426

New York - 7.5%
Build NYC Resource Corp. (South Bronx Charter School for International Cultures & The Arts)
Series 2013A
5.00%, 4/15/43	100	96,647
City of New York NY
Series 2013J
5.00%, 8/01/21	340	399,398
Metropolitan Transportation Authority
Series 2013A
5.00%, 11/15/29	315	358,870
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2014A
5.00%, 2/15/28	425	496,192
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
XLCA Series 2004A
0.08%, 1/01/39 (d)	200	179,821
New York State Thruway Authority (New York State Thruway Authority Ded Tax)
Series 2012A
5.00%, 4/01/26	365	425,239

	Principal Amount (000)	U.S. $ Value
Ulster County Industrial Development Agency (Kingston Regional Senior Living Corp.)
Series 2007A
6.00%, 9/15/27	$120	$120,108

		2,076,275

North Carolina - 1.0%
State of North Carolina
Series 2010B
5.00%, 6/01/17	260	280,699

Ohio - 5.5%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	180	144,000
City of Akron OH (City of Akron OH Income Tax)
Series 2012A
5.00%, 12/01/31	445	504,216
City of Columbus OH
Series 2012A
5.00%, 2/15/17	225	240,212
Series 2014A
5.00%, 2/15/21	110	130,030
County of Cuyahoga OH (County of Cuyahoga OH Lease)
Series 2014
5.00%, 12/01/28	365	416,341
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2010B
3.75%, 6/01/33	100	101,719

		1,536,518

Pennsylvania - 4.0%
Commonwealth of Pennsylvania
Series 2013
5.00%, 4/01/17	380	406,060
Montour School District
AGM Series 2015B
5.00%, 4/01/35	450	510,134
Moon Industrial Development Authority (Baptist Home Society Obligated Group)
Series 2015
5.75%, 7/01/35	100	97,850
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Unemployment)
Series 2012A
5.00%, 7/01/17	100	108,065

		1,122,109

Puerto Rico - 0.3%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	100	94,354

	Principal Amount (000)	U.S. $ Value
South Carolina - 1.1%
Spartanburg County School District No 1/SC
Series 2014D
5.00%, 3/01/22	$250	$296,478

Texas - 16.8%
Central Texas Regional Mobility Authority
Series 2013
5.00%, 1/01/42	100	105,043
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2014
5.00%, 9/01/31	260	293,101
Series 2015
5.00%, 9/01/31	160	180,370
Cypress-Fairbanks Independent School District
Series 2014B
2.00%, 2/15/44	400	400,196
Dallas Area Rapid Transit (Dallas Area Rapid Transit Sales Tax)
Series 2014A
5.00%, 12/01/25	580	699,358
Grand Parkway Transportation Corp.
Series 2014A
3.00%, 12/15/16	285	293,744
Love Field Airport Modernization Corp.
Series 2015
5.00%, 11/01/32 (c)	500	558,850
New Hope Cultural Education Facilities Corp. (Wesleyan Homes, Inc.)
Series 2014
5.50%, 1/01/49	100	98,789
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project)
Series 2014A-1
5.00%, 10/01/44	100	103,560
Tarrant Regional Water District
Series 2015
5.00%, 3/01/23	325	390,660
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools)
Series 2012A
5.25%, 8/15/42	160	161,808
Travis County Health Facilities Development Corp. (Longhorn Village)
Series 2012A
7.125%, 1/01/46	55	59,047
Trinity River Authority Central Regional Wastewater System Revenue
Series 2014
5.00%, 8/01/20-8/01/22	795	934,639
Trinity River Authority LLC
Series 2015
5.00%, 2/01/21	335	390,787

		4,669,952

	Principal Amount (000)	U.S. $ Value
Utah - 1.5%
State of Utah
Series 2010C
5.00%, 7/01/17	$380	$411,403

Virginia - 2.1%
Tobacco Settlement Financing Corp./VA
Series 2007B1
5.00%, 6/01/47	240	165,305
Virginia Public School Authority (Virginia Public School Authority State Lease)
Series 2012
5.00%, 4/15/17	380	408,143

		573,448

Washington - 6.7%
City of Seattle WA
Series 2014
5.00%, 5/01/17	125	134,385
City of Seattle WA Municipal Light & Power Revenue
Series 2014
5.00%, 9/01/22	555	664,690
Port of Seattle WA
Series 2015C
5.00%, 4/01/33 (c)	510	560,225
State of Washington
Series 2011R
5.00%, 7/01/17	380	410,875
Washington State Housing Finance Commission (Rockwood Retirement Communities)
Series 2014A
7.375%, 1/01/44 (a)	100	107,735

		1,877,910

Total Municipal Obligations (cost $26,045,638)		26,573,958

CORPORATES - INVESTMENT GRADE - 2.2%
Industrial - 1.2%
Communications - Media - 0.2%
Cox Communications, Inc.
5.50%, 10/01/15	65	65,495
Consumer Cyclical - Automotive - 0.2%
Ford Motor Credit Co. LLC
5.625%, 9/15/15	50	50,268
Consumer Non-Cyclical - 0.2%
Bunge Ltd. Finance Corp.
4.10%, 3/15/16	50	50,841
Energy - 0.2%
Kinder Morgan Energy Partners LP
3.50%, 3/01/16	50	50,626
Technology - 0.4%
Hewlett-Packard Co.
2.65%, 6/01/16	60	60,726

	Principal Amount (000)	U.S. $ Value
Xerox Corp.
6.40%, 3/15/16	$50	$51,658

		112,384

		329,614

Financial Institutions - 1.0%
Banking - 0.6%
JPMorgan Chase & Co.
0.793%, 3/01/18 (e)	120	119,197
Morgan Stanley
1.75%, 2/25/16	70	70,323

		189,520

Insurance - 0.2%
Prudential Financial, Inc.
4.75%, 9/17/15	50	50,238

REITS - 0.2%
Health Care REIT, Inc.
3.625%, 3/15/16	50	50,738

Total Corporates - Investment Grade (cost $621,197)		620,110

ASSET-BACKED SECURITIES - 1.3%
Autos - Fixed Rate - 0.9%
Chrysler Capital Auto Receivables Trust
Series 2014-BA, Class A2
0.69%, 9/15/17 (a)	60	60,245
Hyundai Auto Lease Securitization Trust
Series 2015-A, Class A2
1.00%, 10/16/17 (a)	100	100,069
Volkswagen Auto Loan Enhanced Trust
Series 2014-1, Class A3
0.91%, 10/22/18	100	99,878

		260,192

Credit Cards - Floating Rate - 0.4%
Cabela’s Credit Card Master Note Trust
Series 2012-2A, Class A2
0.667%, 6/15/20 (a)(e)	100	100,019

Total Asset-Backed Securities (cost $360,300)		360,211

	Shares
SHORT-TERM INVESTMENTS - 4.0%
Investment Companies - 4.0%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.11% (f)(g) (cost $1,109,613)	1,109,613	1,109,613

U.S. $ Value
Total Investments - 102.8% (cost $28,136,748) (h)	28,663,892
Other assets less liabilities - (2.8)%	(772,449)

Net Assets - 100.0%	$27,891,443

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the aggregate market value of these securities amounted to $949,414 or 3.4% of net assets.
(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2015.
(c)	When-Issued or delayed delivery security.
(d)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of July 31, 2015 and the aggregate market value of these securities amounted to $296,370 or 1.06% of net assets.
(e)	Floating Rate Security. Stated interest rate was in effect at July 31, 2015.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of July 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $629,475 and gross unrealized depreciation of investments was $(102,331), resulting in net unrealized appreciation of $527,144.

As of July 31, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.0% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
BA	-	Banker’s Acceptance
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
REIT	-	Real Estate Investment Trust
SRF	-	State Revolving Fund
XLCA	-	XL Capital Assurance Inc.

AB Tax-Aware Fixed Income Portfolio

July 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$24,945,905		$1,628,053		$26,573,958
Corporates - Investment Grade		– 0	–	620,110		– 0	–	620,110
Asset-Backed Securities		– 0	–	360,211		– 0	–	360,211
Short-Term Investments		1,109,613		– 0	–	– 0	–	1,109,613

Total Investments in Securities		1,109,613		25,926,226		1,628,053		28,663,892
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total^		$1,109,613		$25,926,226		$1,628,053		$28,663,892

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 10/31/14	$1,151,817		$1,151,817
Accrued discounts/(premiums)	938		938
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(43)		(43)
Purchases	475,341		475,341
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 7/31/15	$1,628,053		$1,628,053

Net change in unrealized appreciation/depreciation from investments held as of 7/31/15	$(43)		$(43)

As of July 31, 2015, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3(a)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3(a)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date: September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date: September 21, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date: September 21, 2015